SARATOGA ADVANTAGE TRUST
                                       SIMPLIFIED PROSPECTUS - CLASS I SHARES

[Front Cover]
[Saratoga Advantage Trust - Class I Shares]
[Prospectus - Date]
         The Saratoga Advantage Trust is a mutual fund company comprised of 7 separate mutual fund portfolios, each with its own distinctive investment objectives and policies. The Portfolios are:


U.S. Government Money Market Portfolio     Large Capitalization Value Portfolio

Investment Quality Bond Portfolio          Large Capitalization Growth Portfolio

Municipal Bond Portfolio                   Small Capitalization Portfolio

                                           International Equity Portfolio


         The  Portfolios  are  managed  by  Saratoga  Capital   Management  (the
"Manager"). Each Portfolio is advised by an investment adviser selected and supervised by the Manager.

         Shares of the Portfolios are offered to participants in investment advisory programs that provide asset allocation recommendations to investors based on an evaluation of each investor's objectives and risk tolerance. An asset allocation methodology developed by the Manager, the Saratoga Strategic Horizon Asset Reallocation Program_ (the "Saratoga SHARP(R) Program"), may be utilized in this regard by investment advisers that have entered into agreements with the Manager. The Manager receives a fee from the investment advisers that have entered into such agreements with the Manager. Shares of the Portfolios are also available to other investors and advisory services.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                        -64-
                                                  TABLE OF CONTENTS



THE PORTFOLIOS

 U.S. GOVERNMENT MONEY MARKET PORTFOLIO.............2

 INVESTMENT QUALITY BOND PORTFOLIO..................6

 MUNICIPAL BOND PORTFOLIO..........................11

 LARGE CAPITALIZATION VALUE PORTFOLIO..............16

 LARGE CAPITALIZATION GROWTH PORTFOLIO.............20

 SMALL CAPITALIZATION PORTFOLIO....................23

 INTERNATIONAL EQUITY PORTFOLIO....................27

 ADDITIONAL INVESTMENT STRATEGY INFORMATION........32

 ADDITIONAL RISK INFORMATION.......................34

 SUMMARY OF TRUST EXPENSES.........................37

 INVESTMENT MANAGER................................39

 ADVISERS 40

 ADMINISTRATION....................................42



SHAREHOLDER INFORMATION

 PRICING PORTFOLIO SHARES.........................43

 PURCHASE OF SHARES...............................43

 REDEMPTION OF SHARES.............................45

 DIVIDENDS AND DISTRIBUTIONS......................48

 TAX CONSEQUENCES.................................49

 FINANCIAL HIGHLIGHTS.............................51

                                              THE PORTFOLIOS
                                  U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Investment Objective

         The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

The Adviser

         The Portfolio is advised by Sterling Capital Management Company. All investment decisions for the Portfolio are made by Sterling Capital's investment committee.

Principal Investment Strategies

         The Portfolio will invest in high quality, short-term U.S. Government securities. The Adviser seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment.

         The U.S. Government securities that the Portfolio may purchase include:

o U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

o                        Securities  issued by agencies and  instrumentalities
                           of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.

o

o Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Bank.

o Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

         In addition,  the Portfolio may invest in  repurchase  agreements  with
respect  to  securities  issued  by  the  U.S.  Government,   its  agencies  and
instrumentalities.

Principal Risks

         There is no assurance that the Portfolio will achieve its investment objectives.

         Credit and Interest Rate Risks. A principal risk of investing in the Portfolio is associated with its U.S. Government securities investments, which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

         Credit risk is minimal with respect to the Portfolio's U.S. Government securities investments. Repurchase agreements involve a greater degree of credit risk. The Adviser, however, actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds, such as the Portfolio, to invest only in high quality debt obligations and short maturities.

         An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in this Portfolio.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This chart shows how the performance of the Portfolio's Class I shares has varied from year to year over the life of the Portfolio.
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During the periods  shown in the bar chart,  the  highest  return for a calendar quarter was 1.5% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was 1.0% (quarter ended June 30, 1999). Year-to-date total return as of August 31, 1999 was 2.7%.


AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's
average annual returns with those of
a broad measure of market performance
over time, as well as with an index
of funds with similar investment
objectives.  The Portfolio's returns
assume you sold your shares at the
end of each period.




                  Average Annual Total Returns (as of August 31, 1999)
 ---------------------------------------------------------------------------
 --------------------------------- ----------------- -----------------------

                                                       Life of Portfolio
                                     Past 1 Year         (since 9/2/94)
 --------------------------------- ----------------- -----------------------
 --------------------------------- ----------------- -----------------------

 U.S. Government Money Market
 Portfolio                                     4.1%                    4.6%
 --------------------------------- ----------------- -----------------------
 --------------------------------- ----------------- -----------------------

 Lipper U.S. Treasury Money
 Market Index1/                                4.3%                    4.8%
             -
 --------------------------------- ----------------- -----------------------
 --------------------------------- ----------------- -----------------------

 90 Day T-Bills                                4.4%                    5.0%
 --------------------------------- ----------------- -----------------------


Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                                          INVESTMENT QUALITY BOND PORTFOLIO

Investment Objective

         The  Investment   Quality  Bond  Portfolio  seeks  current  income  and
reasonable stability of principal.

The Adviser

The Portfolio is advised by Fox Asset Management, Inc. The Portfolio is managed by a management team lead by J. Peter Skirkanich, John Sampson, James O'Mealia and Doug Edler. Mr. Skirkanich is the President and Chief Investment Officer of Fox and founded the firm in 1985. Mr. Sampson is a Managing Director and joined the firm in 1998 from Pharos Management LLC, a consulting firm specializing in fixed income investments. Mr. O'Mealia is a Managing Director of Fox and joined the firm in 1998 from Sunnymeath Asset Management Inc., where he was President. Mr. Edler is a Vice President of Fox; he joined Fox in 1999 from J. P. Morgan & Co., Inc. where he managed that firm's proprietary fixed income investments.

Principal Investment Strategies

         The Portfolio will normally invest at least 65% of its assets in investment grade fixed-income securities or in non-rated securities considered by the Adviser to be of comparable quality. The Portfolio may also invest in non-convertible fixed income preferred stock and mortgage pass-through securities. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, interest rate trends and other factors such as the issuer's creditworthiness. The average maturity of the securities held by the Portfolio may range from three to ten years.

         Mortgage pass-through securities are mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by the U.S. government or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest principal payments made by the individual borrowers on the pooled mortgage loans.

         The Portfolio may invest in mortgage pass-through securities that are issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. These securities are either direct obligations of the U.S. Government, or the issuing agency/instrumentality has the right to borrow from the U.S. Treasury to meet its obligations, although the Treasury is not legally required to extend credit to the agency/instrumentality.

         Private mortgage pass-through securities also can be Portfolio investments. They are issued by private originators of and investors in mortgage loans, including savings and loan associations and mortgage banks. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of a U.S. Government agency, the securities generally are structured with one or more type of credit enhancement.

         In addition, the Portfolio may invest up to 5% of its net assets in fixed-income securities rated lower than investment grade, commonly known as "junk bonds."

         Principal Risks

         There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

         Fixed-Income Securities. Principal risks of investing in the Portfolio are associated with its fixed-income investments. All fixed-income securities, such as corporate bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

         Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities.

         Mortgage-Backed Securities. The Portfolio may invest in mortgage-backed securities, such as mortgage pass-through securities, which have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Portfolio to invest the proceeds at generally lower interest rates.

         Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Manager and/or Adviser, could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

         Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments including the risks associated with junk bonds. For more information about these risks, see the "Additional Risk Information" section.

         Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This chart shows how the performance of the Portfolio's Class I shares has varied from year to year over the life of the Portfolio.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
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During the periods  shown in the bar chart,  the  highest  return for a calendar quarter was 4.0% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was -0.7% (quarter ended March 31, 1996).
Year-to-date total return as of August 31, 1999 was -0.8%.

AVERAGE ANNUAL

TOTAL RETURNS

This table compares the Portfolio's
average annual returns with those of
a broad measure of market performance
over time, as well as with an index
of funds with similar investment
objectives.  The Portfolio's returns
assume you sold your shares at the
end of each period.

              Average Annual Total Returns (as of August 31, 1999)
  ---------------------------------------------------------------------------
  --------------------------------- ---------------- ------------------------

                                                        Life of Portfolio
                                      Past 1 Year        (since 9/2/94)
  --------------------------------- ---------------- ------------------------
  --------------------------------- ---------------- ------------------------

  Investment Quality Bond
  Portfolio                                    1.3%                     5.2%
  --------------------------------- ---------------- ------------------------
  --------------------------------- ---------------- ------------------------

  Lipper Short-Intermediate
  Investment Grade Debt Funds                  2.1%                     6.1%
  Index1/
       -
  --------------------------------- ---------------- ------------------------
  --------------------------------- ---------------- ------------------------

  Lehman Intermediate
  Government/Corporate Bond                    2.2%                     6.7%
  Index2/
  --------------------------------- ---------------- ------------------------


Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                                              MUNICIPAL BOND PORTFOLIO

Investment Objective

         The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

The Adviser

         The Portfolio is advised by OpCap Advisors. It is managed by a management team lead by Matthew Greenwald, Senior Vice President of Oppenheimer Capital, the parent of OpCap Advisors. Mr. Greenwald has been a fixed income portfolio manager and financial analyst for Oppenheimer Capital since 1989. From 1984-1989 he was a fixed income portfolio manager with PaineWebber's Mitchell Hutchins Asset Management.

Principal Investment Strategies

         The Portfolio will normally invest at least 80% of its assets in securities that pay interest exempt from federal income taxes. The Portfolio's Adviser generally invests the Portfolio's assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. The Portfolio will invest primarily in municipal bonds rated within the four highest grades by Moody's Investors Service Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch IBCA, Inc. ("Fitch") or, if not rated, of comparable quality in the opinion of the Adviser. The Portfolio may invest without limit in municipal obligations that pay interest income subject to the "alternative income tax" although it does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income.

         Municipal bonds, notes and commercial paper are commonly classified as either "general obligation" or "revenue." General obligation bonds, notes, and commercial paper are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. The Portfolio's municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

Principal Risks

         There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Credit  and  Interest  Rate  Risks.  Municipal  obligations,   like  other  debt
securities, are subject to two types of risks: credit risk and interest rate risk.

         Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

         Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

         The Portfolio is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

         Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

         Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

During the periods shown in the bar chart, the highest return for a calendar quarter was 5.9% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -2.6% (quarter ended December 31, 1994).
Year-to-date total return as of August 31, 1999 was -3.8%.


AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's
average annual returns with those of
a broad measure of market performance
over time, as well as with an index
of funds with similar investment
objectives.  The Portfolio's returns
assume you sold your shares at the
end of each period.



     Average Annual Total Returns (as of August 31, 1999)
  --------------------------------------------------------------------------
  --------------------------------- ---------------- -----------------------

                                                       Life of Portfolio
                                      Past 1 Year        (since 9/2/94)
  --------------------------------- ---------------- -----------------------
  --------------------------------- ---------------- -----------------------

  Municipal Bond Portfolio                    -2.6%                    4.5%
  --------------------------------- ---------------- -----------------------
  --------------------------------- ---------------- -----------------------

  Lipper General Municipal Debt
  Funds Index1/                               -1.2%                    5.8%
  --------------------------------- ---------------- -----------------------
  --------------------------------- ---------------- -----------------------

  Lehman Municipal Bond Index2/
                                               0.5%                    6.0%
  --------------------------------- ---------------- -----------------------

Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                                       LARGE CAPITALIZATION VALUE PORTFOLIO

Investment Objective

         The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.

The Adviser

         The Portfolio is advised by OpCap Advisors. It is managed by a portfolio team comprised of senior professionals of OpCap Advisors. One member of the team, Frank LeCates, has primary supervisory authority over implementation of the management team's purchase and sale recommendations. Mr. LeCates is the Director of Research at Oppenheimer Capital, the parent of OpCo Advisors. Mr. LeCates brings 28 years of investment experience to his current position. Formerly with Donaldson, Lufkin & Jenrette for 18 years, he has served as head of institutional equity sales, Director of Research and as a securities analyst. Mr. LeCates graduated from Princeton University, earned an MBA at Harvard Business School and is a CFA.

Principal Investment Strategies

         The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of common stocks and securities convertible into common stocks. At least 65% of the Portfolio assets will be invested in common stocks of issuers with total market capitalizations of $1 billion or greater at the time of purchase. The Adviser focuses its securities selection on highly liquid equity securities that, in the Adviser's opinion, have above average price appreciation potential at the time of purchase. In general, securities are characterized as having above average dividend yields and below average price earnings ratios relative to the stock market in general, as measured by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). Other factors, such as earnings, the issuer's ability to generate cash flow in excess of business needs and sustain above average profitability, as well as industry outlook and market share, are also considered by the Adviser.

         In addition, the Portfolio may invest in stock index futures contracts and options.

Principal Risks

         There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

         Common Stocks. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

         Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments including the risks associated with stock index futures contracts and options. For information about these risks, see the "Additional Risk Information" section.

         Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

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--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This chart shows how the performance of the Portfolio's Class I shares has varied from year to year over the life of the Portfolio.
--------------------------------------------------------------------------------














During the periods shown in the bar chart, the highest return for a calendar quarter was 14.9% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -13.1% (quarter ended September 30, 1998).
Year-to-date total return as of August 31, 1999 was 1.8%.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's
average annual returns with those of
a broad measure of market performance
over time, as well as with an index
of funds with similar investment
objectives.  The Portfolio's returns
assume you sold your shares at the
end of each period.



               Average Annual Total Returns (as of August 31, 1999)
   ---------------------------------------------------------------------------
   ---------------------------------- ---------------- -----------------------

                                                         Life of Portfolio
                                        Past 1 Year        (since 9/2/94)
   ---------------------------------- ---------------- -----------------------
   ---------------------------------- ---------------- -----------------------

   Large Capitalization Value
   Portfolio                                    19.8%                   18.7%
   ---------------------------------- ---------------- -----------------------
   ---------------------------------- ---------------- -----------------------

   Lipper Capital Appreciation
   Funds Index1/                                44.4%                   18.8%
              -
   ---------------------------------- ---------------- -----------------------
   ---------------------------------- ---------------- -----------------------

   S&P 500(R)Composite Stock Price               39.8%                   25.1%
   Index2/
        -

   S&P/Barra Value Index3/                      34.1%                   20.8%
                        -
   ---------------------------------- ---------------- -----------------------


Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                                        LARGE CAPITALIZATION GROWTH PORTFOLIO

Investment Objective

         The Large Capitalization Growth Portfolio seeks capital appreciation.

The Adviser

         The Portfolio is advised by the Harris Bretall Sullivan & Smith, L.L.C. Stock selection for the Portfolio is made by the Strategy and Investment Committees of Harris Bretall. The Portfolio is managed by a management team lead by Jack Sullivan and Gordon Ceresino. Mr. Sullivan is a partner of Harris Bretall and has been associated with the firm since 1981. Mr. Ceresino is a Partner of Harris Bretall and has been associated with the firm since 1991.

Principal Investment Strategies

         The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of common stocks that, in the Adviser's opinion, are characterized by earnings growth in excess of that of the S&P 500. The Portfolio will also normally invest at least 65% of its assets in common stocks of issuers with total market capitalizations of $3 billion or more. In making investments, the Adviser evaluates factors believed to be favorable to long-term capital appreciation, including specific financial characteristics of the issuer such as historical earnings growth, sales growth, profitability and return on equity. The Adviser also analyzes the issuer's position within its industry as well as the quality and experience of the issuer's management.

Principal Risks

         There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

         Common Stocks. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

         Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

         Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
[OBJECT OMITTED]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This chart shows how the performance of the Portfolio's Class I shares has varied from year to year over the life of the Portfolio.
--------------------------------------------------------------------------------














During the periods shown in the bar chart, the highest return for a calendar quarter was 34.3% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -13.2% (quarter ended September 30, 1998).
Year-to-date total return as of August 31, 1999 was 8.6%.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's
average annual returns with those of
a broad measure of market performance
over time, as well as with an index
of funds with similar investment
objectives.  The Portfolio's returns
assume you sold your shares at the
end of each period.



             Average Annual Total Returns (as of August 31, 1999)
 ----------------------------------------------------------------------------
 ------------------------------------ ---------------- ----------------------

                                                         Life of Portfolio
                                        Past 1 Year       (since 9/2/94)
 ------------------------------------ ---------------- ----------------------
 ------------------------------------ ---------------- ----------------------

 Large Capitalization Growth
 Portfolio                                      54.0%                  23.5%
 ------------------------------------ ---------------- ----------------------
 ------------------------------------ ---------------- ----------------------

 Lipper Growth Funds Index1/                    41.3%                  21.2%
                          -
 ------------------------------------ ---------------- ----------------------
 ------------------------------------ ---------------- ----------------------

 S&P 500(R) Composite Stock Price
 Index2/                                        39.8%                  25.1%
      -

 S&P/Barra Growth Index3/                       44.8%                  29.2%
                       -
 ------------------------------------ ---------------- ----------------------


Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                                           SMALL CAPITALIZATION PORTFOLIO

Investment Objective

         The Small Capitalization Portfolio seeks maximum capital appreciation.

The Adviser

         The Portfolio is advised by Thorsell, Parker Partners, Inc. It is managed by a management team lead by Richard Thorsell, Managing Partner and Chief Investment Officer of Thorsell since 1991.

Principal Investment Strategies

         The Portfolio will normally invest at least 80% of its assets in common stocks. At least 65% of the Portfolio's assets will be invested in common stocks of issuers with, at the time of purchase, total market capitalizations of less than $1 billion; at least one-third of the Portfolio's assets will be invested in common stocks of companies with total market capitalizations of $550 million or less at the time of purchase. In selecting investments for the Portfolio, the Adviser seeks small capitalization growth companies that it believes are undervalued in the marketplace. These companies typically are under-followed by investment firms and undervalued relative to their growth prospects. The Portfolio may also invest in companies that offer the possibility of accelerating earnings growth due to internal changes such as new product introductions, synergistic acquisitions or distribution channels or external changes affecting the marketplace for the company's products and services. Such external factors can be demographic, regulatory, legislative, technological, social or economic.

Principal Risks

         There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

         Common Stocks. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

         Small & Medium Capitalization Companies. The Portfolio's investments in smaller and medium-sized companies carry more risk than investments in larger companies. While some of the Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter market. The low market liquidity of these securities may have an adverse impact on the Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing its securities. Investing in lesser-known, smaller and medium capitalization companies involves greater risk of volatility of the Portfolio's net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

         Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

         Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.



--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This chart shows how the performance of the Portfolio's Class I shares has varied from year to year over the life of the Portfolio.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[OBJECT OMITTED]
--------------------------------------------------------------------------------














During the periods shown in the bar chart, the highest return for a calendar quarter was 22.6% (quarter ended June 30, 1999) and the lowest return for a calendar quarter was -28.4% (quarter ended September 30, 1998).
Year-to-date total return as of August 31, 1999 was 7.9%.


AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's
average annual returns with those of
a broad measure of market performance
over time, as well as with an index
of funds with similar investment
objectives.  The Portfolio's returns
assume you sold your shares at the
end of each period.



             Average Annual Total Returns (as of August 31, 1999)
 -----------------------------------------------------------------------------
 ------------------------------------ ----------------- ----------------------

                                                          Life of Portfolio
                                        Past 1 Year        (since 9/2/94)
 ------------------------------------ ----------------- ----------------------
 ------------------------------------ ----------------- ----------------------

 Small Capitalization Portfolio
                                                 34.9%                   9.2%
 ------------------------------------ ----------------- ----------------------
 ------------------------------------ ----------------- ----------------------

 Lipper Small Cap Funds Index1/
                                                 32.7%                  12.8%
 ------------------------------------ ----------------- ----------------------
 ------------------------------------ ----------------- ----------------------

 Russell 2000 Index2/                            28.4%                  12.3%
                   -
 ------------------------------------ ----------------- ----------------------
Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                                           INTERNATIONAL EQUITY PORTFOLIO

Investment Objective

         The Portfolio seeks long-term capital appreciation.

The Adviser

         The Portfolio is advised by Friends Ivory & Sime, Inc. The Portfolio is managed by a management team lead by Julie Dent, Director of Global Equities at Friends Ivory & Sime plc who has been overseeing the management of the Portfolio since January 31, 1997. Ms. Dent joined Friends Ivory & Sime in 1986 and, as a member of the Asset Allocation Committee, is responsible for asset allocation and overseeing the management of global and international accounts for U.S. and Japanese clients. Individual stocks are selected by the regional Equity Teams which operate on a sectoral basis. Debbie Clarke is the European team leader; Rowan Chaplin is the Japan team leader; and Mearns Nimmo is the Pacific Rim team leader.

Principal Investment Strategy

         The Portfolio will normally invest at least 80% of its assets in the equity securities of companies located outside of the United States. Equity securities consist of common and preferred stock and other securities such as depositary receipts, bonds, rights and warrants that are convertible into common stock. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers located in at least three foreign countries, including countries with developing and emerging economies. The Portfolio expects that its investments in foreign issuers will generally take the form of depositary receipts. These are dollar denominated receipts which represent and may be converted into the underlying foreign security. Depositary receipts are publicly traded on exchanges or over-the-counter in the United States.

Principal Risks

         There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

         Foreign Securities. A principal risk of investing in the Portfolio is associated with foreign stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

         The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

         Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.

         Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets. Delays in purchasing securities may result in the Portfolio losing investment opportunities. The inability to dispose of foreign securities due to settlement delays could result in losses to the Portfolio due to subsequent declines in the value of the securities. Issuers of the foreign security represented by a depositary receipt may not be obligated to disclose material information in the United States.

         Many European countries have adopted or are in the process of adopting a single European currency, referred to as the "euro." The long-term consequences of the euro conversion for foreign exchange rates, interest rates and the value of European securities that the Portfolio may purchase are unclear. The consequences may adversely affect the value and/or increase the volatility of securities held by the Portfolio.

         The Portfolio may invest in foreign securities issued by companies located in developing or emerging countries. Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

         The Portfolio may invest in foreign small capitalization securities. Investing in lesser-known, smaller capitalized companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

         Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

         Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
[OBJECT OMITTED]
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This chart shows how the performance of the Portfolio's Class I shares has varied from year to year over the life of the Portfolio.
--------------------------------------------------------------------------------

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.1% (quarter ended June 30, 1997) and the lowest return for a calendar quarter was -16.1% (quarter ended September 30, 1998).
Year-to-date total return as of August 31, 1999 was 10.0%.


AVERAGE ANNUAL
TOTAL RETURNS This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time. The Portfolio's returns assume you sold your shares at the end of each period.




                Average Annual Total Returns (as of August 31, 1999)
 ---------------------------------------------------------------------------
 ------------------------------------- -------------- ----------------------

                                                        Life of Portfolio
                                        Past 1 Year      (since 9/2/94)
 ------------------------------------- -------------- ----------------------
 ------------------------------------- -------------- ----------------------

 International Equity Portfolio                21.7%                   6.6%
 ------------------------------------- -------------- ----------------------
 ------------------------------------- -------------- ----------------------

 Morgan Stanley EAFE Index (U.S.
 Dollars)1/                                    25.7%                   8.2%
         -
 ------------------------------------- -------------- ----------------------


Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                                     ADDITIONAL INVESTMENT STRATEGY INFORMATION

This  section  provides  additional   information  concerning  each  Portfolio's
principal strategies.

         Defensive Investing. The Portfolios are intended primarily as vehicles for the implementation of a long term investment program utilizing asset allocation strategies rendered through investment advisory programs that are based on an evaluation of an investor's investment objectives and risk tolerance. Because these asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of Portfolios, each individual Portfolio generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Adviser of a Portfolio may, upon the concurrence of the Manager, take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede an Adviser's ability to protect a Portfolio's capital during declines in the particular segment of the market to which the Portfolio's assets are committed.

         Forward Currency Contracts. A Portfolio's investments also may include forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. A Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities or securities it may purchase and the currencies in which they are determined or to gain exposure to currencies underlying various securities or financial instruments.

         Investment Policies. The percentage limitations relating to the composition of a Portfolio referenced in the discussion of a Portfolio apply at the time a Portfolio acquires an investment and refer to the Portfolio's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require a Portfolio to sell any Portfolio security. A Portfolio may change its principal investment strategies without shareholder approval; however you would be notified of any change.

Portfolio Turnover. Except for U.S. Government Money Market Portfolio, each Portfolio's turnover rate is not expected to exceed the following respective percentages annually under normal circumstances:


Investment Quality Bond Portfolio               50%

Municipal Bond Portfolio                        30%

Large Capitalization Value Portfolio            50%

Large Capitalization Growth Portfolio           50%

Small Capitalization Portfolio                 100%

International Equity Portfolio                  60%
------------------------------------------ --------------

A high turnover rate will increase a Portfolio's brokerage costs. It may also increase a Portfolio's capital gains, which are passed along to Portfolio shareholders as distributions. This, in turn, may increase your tax liability as a Portfolio shareholder. See the sections on "Dividend and Distributions" and "Tax Consequences."

                                             ADDITIONAL RISK INFORMATION

This section provides additional information regarding the principal risks of investing in the Portfolios.

Year 2000. Each Portfolio could be adversely affected if the computer systems necessary for the efficient operation of the Manager, the Adviser, the Trust's other service providers and the markets and corporate and governmental issuers in which the Portfolios invest, do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Trust and the Portfolios, the Manager, the Advisers, and their affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.

In addition, it is possible that the markets for securities in which the Portfolios invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. Corporate and governmental data processing errors also may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolios' investments may be adversely affected. Moreover, issuers in emerging markets may have greater year 2000-related problems.

                                                       * * *

The risks set forth below are applicable to a Portfolio only to the extent the Portfolio invests in the investment described.

Junk Bonds. A Portfolio's investments in securities rated lower than investment grade or if unrated of comparable quality as determined by the Adviser (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of the Trust's Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Portfolios to sell certain securities. In addition, periods of economic uncertainty and change probably would result in increased volatility of market prices of high yield securities and a corresponding volatility in a Portfolio's net asset value.

Securities Rated in the Lowest Investment Grade Category. Investments in the fixed-income securities rated in the lowest investment grade category by Moody's or S&P may have speculative characteristics and therefore changes in economic or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings.

Options and Futures. If a Portfolio invests in options and/or futures, its participation in these markets would subject the Portfolio to certain risks. The Adviser's predictions of movements in the direction of the stock, bond, stock index, currency or interest rate markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

         Forward Currency Contracts. A Portfolio's participation in forward currency contracts also involves risks. If the Adviser employs a strategy that does not correlate well with the Portfolio's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Portfolio's volatility and may involve a significant risk.

                           SUMMARY OF TRUST EXPENSES

   Annual Portfolio Operating Expenses. The following table lists the costs and expenses that an investor will incur as a shareholder of each of the Portfolios based on operating expenses incurred during the fiscal year ended August 31, 1999. There are no shareholder transaction expenses, sales loads or distribution fees.



----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------

                                             U.S.                                     Large        Large
                                           Govern-      Investment     Municipal    Capitali-    Capitali-       Small      Inter-
                                             ment        Quality          Bond        zation      zation       Capitali-   national
                                            Money          Bond        Portfolio      Value       Growth        zation      Equity
                                            Market      Portfolio                   Portfolio    Portfolio     Portfolio   Portfolio
                                          Portfolio
----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------
----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------

----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------
----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------
Shareholder Transaction Expenses........        None            None          None        None         None           None      None
----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------
----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------
Annual Portfolio Operating Expenses
     (as a percentage of average net
   assets)
----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------
----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------
        Management Fees..............          .475%            .55%          .55%        .65%         .65%           .65%      .75%
----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------
----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------
        Distribution                            None            None          None        None         None           None      None
        (Rule 12b-1 Expenses)........
----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------
----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------
        Other Expenses...............          .545%            .51%         1.13%        .47%         .37%           .66%      .74%

----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------
----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------

----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------
----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------
        Total Annual Fund Operating            1.02%           1.06%         1.68%       1.12%        1.02%          1.31%     1.49%
          Expenses...................
----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------
----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------
        Fee Waiver (and/or Expense           (0.02%)         (0.01%)       (0.48%)     (0.02%)            0        (0.10%)   (0.04%)
          Reimbursement).............
----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------
----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------

----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------
----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------
        Net Expenses.................          1.00%           1.05%         1.20%       1.10%        1.02%          1.21%     1.45%
----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------
----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------

----------------------------------------- ----------- --------------- ------------- ----------- ------------ -------------- --------

   [Contents of footnotes to be discussed]

   Example
   This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

   This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

-  If You SOLD Your Shares:



   ---------------------------- ----------- --------------- ------------- ----------- ------------ -------------- ---------
   1 year.....................  $ 105       $ 110           $ 126         $ 116       $ 107        $ 127          $ 152
   ---------------------------- ----------- --------------- ------------- ----------- ------------ -------------- ---------
   ---------------------------- ----------- --------------- ------------- ----------- ------------ -------------- ---------
   3 years....................     328         344             392           360         334          396            473
   ---------------------------- ----------- --------------- ------------- ----------- ------------ -------------- ---------
   ---------------------------- ----------- --------------- ------------- ----------- ------------ -------------- ---------
   5 years....................     568         596             679           624         579          684            816
   ---------------------------- ----------- --------------- ------------- ----------- ------------ -------------- ---------
   ---------------------------- ----------- --------------- ------------- ----------- ------------ -------------- ---------
   10 years...................     258      1,317           1,495         1,377       1,282        1,506          1,784
   ---------------------------- ----------- --------------- ------------- ----------- ------------ -------------- ---------

-  If You HELD Your Shares:

   ---------------------------- ----------- --------------- ------------- ----------- ------------ -------------- ---------
   1 year.....................  $ 105       $ 110           $ 126         $ 116       $ 107        $ 127          $ 152
   ---------------------------- ----------- --------------- ------------- ----------- ------------ -------------- ---------
   ---------------------------- ----------- --------------- ------------- ----------- ------------ -------------- ---------
   3 years....................     328         344             392           360         334          396            473
   ---------------------------- ----------- --------------- ------------- ----------- ------------ -------------- ---------
   ---------------------------- ----------- --------------- ------------- ----------- ------------ -------------- ---------
   5 years....................     568         596             679           624         579          684            816
   ---------------------------- ----------- --------------- ------------- ----------- ------------ -------------- ---------
   ---------------------------- ----------- --------------- ------------- ----------- ------------ -------------- ---------
   10 years...................     258      1,317           1,495         1,377       1,282        1,506          1,784
   ---------------------------- ----------- --------------- ------------- ----------- ------------ -------------- ---------

                                                           INVESTMENT MANAGER

                    Saratoga Capital Management serves as the Trust's Manager. The Manager, subject to the review and approval of the Board of Trustees of the Trust, selects Advisers for each Portfolio and supervises and monitors the performance of each Adviser.
                    The Manager may, subject to the approval of the Trustees, replace investment advisers or amend investment advisory agreements without shareholder approval whenever the Manager and the Trustees believe such action will benefit a Portfolio and its shareholders. The Manager compensates each Adviser out of its management fee.
                    The total amount of investment management fees payable by each Portfolio to the Manager may not be changed without shareholder approval.

 ------------------------------------------------ ----------------------
 Portfolio                                                Manager's Fee
 ------------------------------------------------ ----------------------
 ------------------------------------------------ ----------------------

 ------------------------------------------------ ----------------------
 ------------------------------------------------ ----------------------
 U.S. Government Money Market Portfolio.........                  .475%
 ------------------------------------------------ ----------------------
 ------------------------------------------------ ----------------------
 Investment Quality Bond Portfolio..............                   .55%
 ------------------------------------------------ ----------------------
 ------------------------------------------------ ----------------------
 Municipal Bond Portfolio.......................                   .55%
 ------------------------------------------------ ----------------------
 ------------------------------------------------ ----------------------
 Large Capitalization Value Portfolio...........                   .65%
 ------------------------------------------------ ----------------------
 ------------------------------------------------ ----------------------
 Large Capitalization Growth Portfolio..........                   .65%
 ------------------------------------------------ ----------------------
 ------------------------------------------------ ----------------------
 Small Capitalization Portfolio.................                   .65%
 ------------------------------------------------ ----------------------
 ------------------------------------------------ ----------------------
 International Equity Portfolio.................                   .75%
 ------------------------------------------------ ----------------------

                    The Manager is located at 1501 Franklin Avenue, Mineola, New York 11501-4803. Saratoga Capital Management is a Delaware general partnership which is owned by certain executives of Saratoga Capital Management and by Mr. Ronald J. Goguen, whose address is Major Drilling Group International Inc., 111 St. George Street, Suite 200, Moncton, New Brunswick, Canada E1C177, Mr. John Schiavi, whose address is Schiavi Enterprises, 985 Main Street, Oxford, Maine 04270, and Mr. Thomas Browne, whose address is Pontil PTY Limited, 14 Jannali Road, Dubbo, NSW Australia 2830.

                                                      ADVISERS

         The following set forth certain information about each of the Advisers:

         OpCap Advisors ("OpCap"), a registered investment adviser, located at 1345 Avenue of the Americas, New York, NY 10105, serves as Adviser to the Municipal Bond Portfolio and the Large Capitalization Value Portfolio. OpCap is a majority owned subsidiary of Oppenheimer Capital, a registered investment advisor, founded in 1968. Oppenheimer Capital is an indirect wholly owned subsidiary of PIMCO Advisors, L.P., a registered investment adviser. As of August 31, 1999, Oppenheimer Capital and its subsidiary OpCap had assets under management of approximately $58.4 billion.

         Fox Asset Management, Inc. ("Fox"), a registered investment adviser, serves as Adviser to the Investment Quality Bond Portfolio. Fox was formed in 1985. Fox is owned by its current employees, with a controlling interest held by
J. Peter Skirkanich, President, Managing Director and Chairman of Fox's Investment Committee. Fox is located at 44 Sycamore Avenue, Little Silver, NJ 07739. As of August 31, 1999, assets under management by Fox were approximately $1.8 billion.

         Harris Brettal Sullivan & Smith, L.L.C. ("Harris Bretall"), a registered investment adviser, serves as Adviser to the Large Capitalization Growth Portfolio. The firm's predecessor, Harris Bretall Sullivan & Smith, Inc., was founded in 1971. Value Asset Management, Inc., a holding company owned by BancBoston Ventures, Inc., is the majority owner. Located at One Post Street, San Francisco, CA 94104, the firm managed assets of approximately $4.5 billion as of June 30, 1999.

Thorsell, Parker Partners, Inc. ("Thorsell"), a registered investment adviser serves as Adviser to the Small Capitalization Portfolio. The firm is located at 265 Post Road West, Westport, Connecticut 06880. Thorsell is owned by its current employees with a controlling interest (approximately 70%) held by Richard L. Thorsell. As of August 31, 1999, Thorsell had approximately $250 million of assets under management.

         Sterling Capital Management Company ("Sterling"), a registered investment adviser, is the Adviser to the U.S. Government Money Market Portfolio. Sterling is a North Carolina corporation formed in 1970 and located at One First Union Center, 301 S. College Street, Suite 3200, Charlotte, NC 28202. Sterling is a wholly-owned subsidiary of United Asset Management Corporation and provides investment management services to corporations, pension and profit-sharing plans, trusts, estates and other institutions and individuals. As of August 31, 1999, Sterling had approximately $3.3 billion in assets under management. Since 1982, Sterling has been involved with the distribution of the North Carolina Capital Management Trust, a money market mutual fund offered exclusively to public units in the state, the first such fund to be registered with the Securities and Exchange Commission. As of August 31, 1999, the asset value of this fund was approximately $2.9 billion.

         Friends Ivory & Sime, Inc. ("FIS"), a registered investment adviser, is the Adviser to the International Equity Portfolio and, in connection therewith, has entered into a sub-investment advisory agreement with Friends Ivory & Sime plc of London, England. Pursuant to such sub-investment advisory agreement, Friends Ivory & Sime plc performs investment advisory and portfolio transaction services for the Portfolio. While Friends Ivory & Sime plc is responsible for the day-to-day management of the Portfolio's assets, FIS reviews investment performance, policies and guidelines, facilitates communication between Friends Ivory & Sime plc and the Manager and maintains certain books and records.

         FIS (formerly Ivory & Sime International, Inc.) was organized in 1978, and as of February, 1998 is a wholly-owned subsidiary of Friends Ivory & Sime plc. FIS offers clients in the United States the services of Friends Ivory & Sime plc in global securities markets. Friends Ivory & Sime plc is a subsidiary of Friends Provident Group. Friends Provident was founded in 1832, and is a mutual life assurance company registered in England. As of August 31, 1999, the firm and its affiliates managed approximately $53.3 billion of global equity investments. FIS is located at One World Trade Center, Suite 2101, New York, NY 10048, and Friends Ivory & Sime plc is located at Princes Court, 7 Princes Street, London, England EC2R8AQ.

                                                   ADMINISTRATION

         State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, is the custodian of the assets of the Trust, and calculates the net asset value of the shares of each Portfolio and creates and maintains the Trust's required financial records.

Funds Distributor, Inc. provides administrative services and manages the administrative affairs of the Trust.

                                               SHAREHOLDER INFORMATION

                                              PRICING PORTFOLIO SHARES

         The price of shares of each Portfolio called "net asset value," is based on the value of the Portfolio's investments.

         The net asset value per share of each Portfolio is determined once daily at the close of trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Standard Time) on each day that the NYSE is open.
Shares will not be priced on days that the NYSE is closed.

         The value of each Portfolio's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which an Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trust's Board of Trustees. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price.

         All securities held by the U.S. Government Money Market Portfolio and debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

                                                 PURCHASE OF SHARES

         Purchase of shares of a Portfolio must be made through a dealer having a sales agreement with Funds Distributor, Inc., the Trust's general distributor (the "Distributor"), or directly through the Distributor. Shares of a Portfolio are available to participants in Consulting Programs and to other investors and investment advisory services. The purchase price is the net asset value per share next determined after receipt of an order by the Distributor.

         Investment Advisory Programs. The Trust is designed to allow Consulting Programs and other investment advisory programs to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad choices available. Generally, the Consulting Programs provide advisory services in connection with investments among the Portfolios by identifying the investor's risk tolerance and investment objectives through evaluation of an investor questionnaire; identifying and recommending an appropriate allocation of assets among the Portfolios that is intended to conform to such risk tolerance and objectives in a recommendation; and providing, on a periodic basis, an analysis and evaluation of the investor's account and recommending any appropriate changes in the allocation of assets among the Portfolios. The investment advisers for the Consulting Programs are also responsible for reviewing the asset allocation recommendations and performance reports with the investor, providing any interpretations, monitoring identified changes in the investor's financial characteristics and the implementation of investment decisions.

         The investment advisers in the Consulting Programs may use the Manager's Saratoga SHARP(R) Program in assisting their clients in translating investor needs, preferences and attitudes into suggested portfolio allocations. In addition, the Manager may provide some or all of the administrative services to the investment advisers for the Consulting Programs such as the preparation, printing and processing of investment questionnaires and investment literature and other client communications. The Manager receives a fee from the investment adviser for these services.

         The fee payable by the client for the Consulting Programs is subject to negotiation between the client and his or her investment advisor and is paid directly by each advisory client to his or her investment advisor either by redemption of Portfolio shares or by separate payment.

         Other Advisory Programs. Shares of the Portfolios are also available for purchase by certain registered investment advisers (other than the investment advisers for the Consulting Programs) as a means of implementing asset allocation recommendations based on an investor's investment objectives and risk tolerance. In order to qualify to purchase shares on behalf of its clients, the investment advisor must be approved by the Manager. Investors purchasing shares through these investment advisory programs will bear different fees for different levels of services as agreed upon with the investment advisers offering the programs. Registered investment advisers interested in utilizing the Portfolios for the purposes described above should call 800-807-FUND (800-807-3863).

         Continuous Offering. For Class I shares of the Trust, the minimum initial investment in the Trust is $10,000 and the minimum investment in any individual Portfolio (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio. For employees and relatives of: the Manager, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Portfolio minimum. There is no minimum initial investment for employee benefit plans, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for any Portfolio. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

         The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder's designated account. For further information regarding the Automatic Investment Plan, shareholders should contact their Consulting Broker or the Trust at 800-807-FUND (800-807-3863).

          The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

                                                REDEMPTION OF SHARES

         Shares of a Portfolio may be redeemed at no charge on any day that the Portfolio calculates its net asset value. Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value next determined. A Portfolio is required to transmit redemption proceeds for credit to the shareholder's account at no charge within seven days after receipt of a redemption request Redemption of shares purchased by check will not be effected until the check clears, which may take up to 15 days.

         Redemption requests may be given to a dealer having a selling agreement with the Distributor (who is responsible for transmitting them to the Trust's Transfer Agent) or directly to the Transfer Agent, if the shareholder purchased shares directly from the Distributor. In order to be effective, certain redemption requests of a shareholder may require the submission of documents commonly required to assure the safety of a particular account.

         The agreement relating to participation in a Consulting Program between a client and the investment adviser typically will provide that, absent separate payment by the participant, fees charged pursuant to that agreement may be paid through automatic redemptions of a portion of the participant's Trust account.

         The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

         Certain requests require a signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee in the discretion of the Trust or Transfer Agent):

                  1.       Re-registration of the account.

                  2. Changing bank wiring instructions on the account.

                  3. Name change on the account.

                  4.  Setting  up/changing   systematic  withdrawal  plan  to  a
secondary address.

                  5. Redemptions greater than $25,000.

                  6. Any redemption check that is made payable to someone other than the shareholder(s).

                  7. Any redemption check that is being mailed to a different address than the address of record.

                  8. Your account registration has changed within the last 30 days.

         You should be able to obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

         Involuntary Redemptions. Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $7,500 or less as a result of redemptions, but not as a result of a fluctuation in a Portfolio's net asset value or redemptions to pay fees for Consulting Programs, after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains.

Exchange Privilege. Shares of a Portfolio may be exchanged without payment of any exchange fee for shares of another Portfolio of the same Class at their respective net asset values.

         An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

         The Manager reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission.

         With regard to redemptions and exchanges made by telephone, the Distributor and the Trust's Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

         Because excessive trading (including short-term "market timing" trading can limit a Portfolio's performance, each Portfolio may refuse any exchange orders (1) if they appear to be market-timing transactions involving significant portions of a Portfolio's assets or (2) from any shareholder account if the shareholder or his or her broker-dealer has been advised that previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

                                             DIVIDENDS AND DISTRIBUTIONS

         Net investment income (i.e., income other than long and short term capital gains) and net realized long and short term capital gains will be determined separately for each Portfolio. Dividends derived from net investment income and distributions of net realized long and short term capital gains paid by a Portfolio to a shareholder will be automatically reinvested (at current net asset value) in additional shares of that Portfolio (which will be deposited in the shareholder's account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Dividends attributable to the net investment income of the U.S. Government Money Market Portfolio, the Municipal Bond Portfolio and the Investment Quality Bond Portfolio will be declared daily and paid monthly. Shareholders of those Portfolios receive dividends from the day following the purchase up to an including the date of redemption. Dividends attributable to the net investment income of the remaining Portfolios are declared and paid annually. Distributions of any net realized long term and short term capital gains earned by a Portfolio will be made annually.

                                                  TAX CONSEQUENCES

         The following tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust.

         Taxes on Distributions. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust.

         With respect to the Municipal Bond Portfolio, income derived from certain municipal securities may be subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

         You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends and capital gains for tax purposes.

         Taxes on Sales. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

         When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

                                                FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand each Portfolio's financial performance for the life of each Portfolio. The total returns in the table represent the rate an investor would have earned or lost on an investment in each respective Portfolio (assuming reinvestment of all dividends and distributions).

         This information has been audited by Ernst & Young, Independent Auditors whose report, along with the financial statements for each Portfolio is included in the annual report, which is available upon request.





[Name of Portfolio]
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
                                                                                                  For the Period
Class I Shares                                                                                  September 2, 1994*
                                                     1999       1998       1997       1996           through
For the year ended August 31,                                                                    August 31, 1995
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------

-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------

   Selected Per Share Data:
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------

Net asset value, beginning of period                       $          $          $          $                     $
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------


-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------

Income (loss) from investment operations:
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------

   Net investment income (loss)
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------

   Net realized and unrealized gain (loss)
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------

Total income (loss) from investment operations
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------

Dividends to shareholders from net realized gain           --          --                     --                     --
on investment income
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------

   Distributions to shareholders from net                  --          --                     --                     --
   realized gain on investments
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------


Net asset value, end of period                             $          $          $          $                     $
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------


-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------

   Total Return                                            %          %          %          %                     %
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------


-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------

   Ratios to Average Net Assets:
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------

Expenses                                                   %          %          %          %                     %
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------

Net investment loss                                        %          %          %          %                     %
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------


-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------

   Supplemental Data:
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------

Net assets, end of period, in thousands                    $          $          $          $                     $
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------

Portfolio turnover rate                                    %          %          %          %                     %
-------------------------------------------------- ---------- ---------- ---------- ---------- ---------------------

*  Commencement of operations.




-------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
-------------------------------------------------------------------------------------------------------------------





                                                  INCOME FROM                    DIVIDENDS AND
                                                INVESTMENT OPERATIONS           DISTRIBUTIONS                            RATIOS
                               ---------------------------------------------------------------------   -----------------------------




                                                                                                                    Ratio
                                                                       Distributions                     Ratio      of Net
                                       Net                                  to                           of Net   Investment
                                    Realized               Dividends    Shareholders                    Operating  Income
               Net Asset              And                     to       from Net    Net              Net  Expenses   (Loss)
                Value,             Unrealized      Total   Shareholders Realized  Asset           Assets    to        to
               Beginning   Net     Investment   Gain(Loss)  from Net     Gains    Value,          End of  Average Average Portfolio
                 of       Income       on       Investment Investment     on      End of   Total  Period   Net       Net    Turnover
                Period    (Loss)   Investments  Operations  Income    Investments Period  Return* (000's)  Assets    Assets   Rate





U.S. Government Money Market Portfolio (Class I)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1999  $1,000  $0.044    $0.000      $0.044   $(0.044)       $--      $1,000    4.11%  $48,358   1.00%(4)  4.02%(4)  n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
 August 31, 1998   1,000  0.045     0.000       0.045    (0.045)        --      1,000    4.59%    38,492   1.12%(1)  4.41%(1)  n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Year Ended
 August 31, 1997   1,000  0.043     0.000       0.043    (0.043)         --     1,000    4.41%    28,572  1.12%(1)  4.31%(1)  n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
 August 31, 1996  1,000   0.044       0.000      0.044    (0.044)        --     1,000    4.47%    22,906   1.13%(1)  4.30%(1)  n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

September 2, 1994 (2) 1,000(3) 0.052  0.000      0.052    (0.052)       --      1,000    5.36%     5,072  0.40%(1,4) 5.38%(1,4) n/a
to August 31, 1995
------------------------------------------------------------------------------------------------------------------------------------

(1) During the fiscal year ended August 31, 1998 and the fiscal year ended August 31, 1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.30% and 4.24%, respectively, for the year ended August 31, 1998, 1.35% and 4.08%, respectively, for the year ended August 31, 1997, 1.79% and 3.64%, respectively, for the year ended August 31, 1996 and 6.69% and (0.91%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31, 1995.



(2) Commencement of operations. (3) Initial offering price.
(4)  Annualized.

* Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                  INCOME FROM                    DIVIDENDS AND
                                                INVESTMENT OPERATIONS           DISTRIBUTIONS                            RATIOS
                               ---------------------------------------------------------------------   -----------------------------




                                                                                                                    Ratio
                                                                       Distributions                     Ratio      of Net
                                       Net                                  to                           of Net   Investment
                                    Realized               Dividends    Shareholders                    Operating  Income
               Net Asset              And                     to       from Net    Net              Net  Expenses   (Loss)
                Value,             Unrealized      Total   Shareholders Realized  Asset           Assets    to        to
               Beginning   Net     Investment   Gain(Loss)  from Net     Gains    Value,          End of  Average Average Portfolio
                 of       Income       on       Investment Investment     on      End of   Total  Period   Net       Net    Turnover
                Period    (Loss)   Investments  Operations  Income    Investments Period  Return* (000's)  Assets    Assets   Rate



Investment Quality Bond Portfolio (Class I)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1999  $10.29      $0.54     ($0.35)     $0.19     ($0.54)     ($0.06)  $9.88    1.33% $41,070 1.05%(4)    4.85%(4) 61%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1998  10.09       0.50        0.21      0.71      (0.50)       (0.01)   10.29    7.21%  35,724 1.19%(1)    4.86%(1) 44%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1997   9.91       0.51        0.18      0.69      (0.51)         0.00   10.09    7.16%  22,507 1.28%(1)    5.03%(1) 30%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1996  10.08       0.48      (0.16)      0.32      (0.48)       (0.01)    9.91    3.23%  16,864 1.31%(1)    4.84%(1) 55%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

September 2, 1994(2) 10.00(3)  0.60      0.0         0.68      (0.60)        --    10.08    7.12%   4,503 0.45%(1,4)  5.77%(1,4) 18%
to August 31, 1995
------------------------------------------------------------------------------------------------------------------------------------

(1) During the fiscal year ended August 31, 1998 and the fiscal year ended August 31, 1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.37% and 4.69%, respectively, for the year ended August 31, 1998, 1.52% and 4.71%, respectively, for the year ended August 31, 1997, 2.12% and 3.90%, respectively, for the year ended August 31, 1996 and 7.93% and (1.71%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31, 1995.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                  INCOME FROM                    DIVIDENDS AND
                                                INVESTMENT OPERATIONS           DISTRIBUTIONS                            RATIOS
                               ---------------------------------------------------------------------   -----------------------------




                                                                                                                    Ratio
                                                                       Distributions                     Ratio      of Net
                                       Net                                  to                           of Net   Investment
                                    Realized               Dividends    Shareholders                    Operating  Income
               Net Asset              And                     to       from Net    Net              Net  Expenses   (Loss)
                Value,             Unrealized      Total   Shareholders Realized  Asset           Assets    to        to
               Beginning   Net     Investment   Gain(Loss)  from Net     Gains    Value,          End of  Average Average Portfolio
                 of       Income       on       Investment Investment     on      End of   Total  Period   Net       Net    Turnover
                Period    (Loss)   Investments  Operations  Income    Investments Period  Return* (000's)  Assets    Assets   Rate






Municipal Bond Portfolio (Class I)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1999 $10.72    $0.42     ($0.68)      ($0.26)      ($0.42)   $(0.04) $10.00  (2.55%)  $11,556  1.20%(4) 3.96%(4)   22%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1998 10.33     0.43        0.42         0.85       (0.40)    (0.02)  10.72    8.42%    9,794    1.20%(1) 4.07%(1)  18%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1997 10.00     0.43        0.33         0.76       (0.43)        --  10.33    7.67%    7,223    1.21%(1) 4.19%(1)   20%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1996  9.93     0.41        0.07         0.48       (0.41)        --  10.00    4.88%    4,708    1.23%(1) 4.03%(1)    12%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

September 2, 1994(2)10.00(3)  0.51   (0.07)         0.44       (0.51)        -- 9.93    4.65%    1,477  0.37%(1,4) 4.79%(1,4)    27%
to August 31, 1995
------------------------------------------------------------------------------------------------------------------------------------


(1) During the fiscal year ended August 31, 1998 and the fiscal year ended August 31, 1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 2.15% and 3.12%, respectively, for the year ended August 31, 1998, 2.96% and 2.43%, respectively, for the year ended August 31, 1997, 5.32% and (0.12%), respectively, for the year ended August 31, 1996 and 20.15% and (14.99%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31, 1995.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                  INCOME FROM                    DIVIDENDS AND
                                                INVESTMENT OPERATIONS           DISTRIBUTIONS                            RATIOS
                               ---------------------------------------------------------------------   -----------------------------




                                                                                                                    Ratio
                                                                       Distributions                     Ratio      of Net
                                       Net                                  to                           of Net   Investment
                                    Realized               Dividends    Shareholders                    Operating  Income
               Net Asset              And                     to       from Net    Net              Net  Expenses   (Loss)
                Value,             Unrealized      Total   Shareholders Realized  Asset           Assets    to        to
               Beginning   Net     Investment   Gain(Loss)  from Net     Gains    Value,          End of  Average Average Portfolio
                 of       Income       on       Investment Investment     on      End of   Total  Period   Net       Net    Turnover
                Period    (Loss)   Investments  Operations  Income    Investments Period  Return* (000's)  Assets    Assets   Rate






Large Capitalization Value Portfolio (Class I)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1999 $18.15    0.07       $3.46        $3.53     ($0.09)      ($1.00)20.59    19.84%  $78,484   1.10%(4)    0.84%(4)  70%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1998  18.57    0.14        0.07         0.21      (0.39)       (0.24)18.15     0.96%   42,641   1.30%(1)    0.69%(1)  54%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1997  14.45    0.09        4.37         4.46      (0.08)       (0.26)18.57    31.37%   29,676   1.31%(1)    0.60%(1)  25%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1996  12.30    0.07        2.33         2.40      (0.11)       (0.14)14.45    19.73%   18,274   1.28%(1)    0.97%(1)  26%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

September 2, 1994 (2) to
August 31, 1995  10.00(3) 0.15        2.20         2.35      (0.05)           --12.30    23.60%    5,515 0.40%(1,4)  2.29%(1,4)  33%
------------------------------------------------------------------------------------------------------------------------------------

(1) During the fiscal year ended August 31, 1998 and the fiscal year ended August 31, 1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.39% and 0.60%, respectively, for the year ended August 31, 1998, 1.56% and 0.35%, respectively, for the year ended August 31, 1997, 2.19% and 0.04%, respectively, for the year ended August 31, 1996 and 6.54% and (3.85%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31, 1995.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------



                                                  INCOME FROM                    DIVIDENDS AND
                                                INVESTMENT OPERATIONS           DISTRIBUTIONS                            RATIOS
                               ---------------------------------------------------------------------   -----------------------------




                                                                                                                    Ratio
                                                                       Distributions                     Ratio      of Net
                                       Net                                  to                           of Net   Investment
                                    Realized               Dividends    Shareholders                    Operating  Income
               Net Asset              And                     to       from Net    Net              Net  Expenses   (Loss)
                Value,             Unrealized      Total   Shareholders Realized  Asset           Assets    to        to
               Beginning   Net     Investment   Gain(Loss)  from Net     Gains    Value,          End of  Average Average Portfolio
                 of       Income       on       Investment Investment     on      End of   Total  Period   Net       Net    Turnover
                Period    (Loss)   Investments  Operations  Income    Investments Period  Return* (000's)  Assets    Assets   Rate

Large Capitalization Growth Portfolio (Class I)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1999   $17.83  ($0.09)     $9.65      $9.56         --     $(0.41)   $26.98   54.03%  $115,586   1.02%(4)(0.36%)(4)   34%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1998    17.87   (0.07)      0.81       0.74         --      (0.78)   17.83    3.91%    66,537   1.18%(1)(0.34%)(1)    45%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1997    13.16   (0.02)      4.73       4.71         --          --   17.87   35.79%    47,197   1.36%(1)(0.12%)(1)    53%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1996    12.86   (0.02)      0.35       0.33     (0.01)      (0.02)   13.16    2.56%    33,962   1.34%(1) (0.13%)(1)   50%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

September 2, 1994 (2) to
August 31, 1995   10.00(3) 0.02      2.85       2.87     (0.01)          --     12.86   28.77%    11,107 0.51% (1,4) 0.32%(1,4)  23%
------------------------------------------------------------------------------------------------------------------------------------

(1) During the fiscal year ended August 31, 1998 and the fiscal year ended August 31, 1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.25% and (0.41%), respectively, for the year ended August 31, 1998, 1.36% and (0.20%), respectively, for the year ended August 31, 1997, 1.67% and (0.60%), respectively, for the year ended August 31, 1996 and 5.00% and (4.17%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31, 1995.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------



                                                  INCOME FROM                    DIVIDENDS AND
                                                INVESTMENT OPERATIONS           DISTRIBUTIONS                            RATIOS
                               ---------------------------------------------------------------------   -----------------------------




                                                                                                                    Ratio
                                                                       Distributions                     Ratio      of Net
                                       Net                                  to                           of Net   Investment
                                    Realized               Dividends    Shareholders                    Operating  Income
               Net Asset              And                     to       from Net    Net              Net  Expenses   (Loss)
                Value,             Unrealized      Total   Shareholders Realized  Asset           Assets    to        to
               Beginning   Net     Investment   Gain(Loss)  from Net     Gains    Value,          End of  Average Average Portfolio
                 of       Income       on       Investment Investment     on      End of   Total  Period   Net       Net    Turnover
                Period    (Loss)   Investments  Operations  Income    Investments Period  Return* (000's)  Assets    Assets   Rate


Small Capitalization Portfolio (Class I)
------------------------------------------------------------------------------------------------------------------------------------
----------------------- ------ ------- ----------- ------------ ------------ ------ -------------------- ------------ ----------- --

Year Ended
August 31, 1999   $9.82 ($0.05)     $3.02        $2.97         --     $(2.69)   10.10 34.91%   38,225    1.18%(4)  (0.57%)(4)    27%
----------------------- ------ ------- ----------- ------------ ------------ ------ -------------------- ------------ ----------- --
----------------------- ------ ------- ----------- ------------ ------------ ------ -------------------- ------------ ----------- --

Year Ended
August 31, 1998   15.05  (0.10)     4.20)       (4.30)         --      (0.93)   9.82 (30.64%)   23,235    1.28%(1)   (0.63%)(1)  96%
----------------------- ------ ------- ----------- ------------ ------------ ------ -------------------- ------------ ----------- --
----------------------- ------ ------- ----------- ------------ ------------ ------ -------------------- ------------ ----------- --

Year Ended
August 31, 1997   13.58  (0.07)      2.37         2.30         --     (0.83)    15.05 18.07%   28,781    1.30%(1)   (0.70%)(1)  162%
----------------------- ------ -- ----- ----------- ------------ ------------ ------ -------------------- ------------ ----------- -
----------------------- ------ ------- ----------- ------------ ------------ ------ -------------------- ------------ ----------- --

Year Ended
August 31, 1996   12.62  (0.09)     1.44         1.35      ($0.00)      (0.39)  13.58 11.03%   22,071    1.25%(1)   (0.83%)(1)   95%
----------------------- ------ ------- ----------- ------------ ------------ ------ -------------------- ------------ ----------- --
----------------------- ------ ------- ----------- ------------ ------------ ------ -------------------- ------------ ----------- --

September 2, 1994 (2) to
August 31, 1995   10.00(3)  0.02      2.61         2.63       (0.01)          --12.62 26.38%   15,103 0.42%(1,4) (0.07%)(1,4) 111%
---------------------------------- ------- ----------- ------------ ------------------- -------- ----------- ------------ ----------

(1) During the fiscal year ended August 31, 1998 and the fiscal year ended August 31, 1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.44% and 0.98%, respectively, for the year ended August 31, 1998, 1.64% and (1.04%), respectively, for the year ended August 31, 1997, 1.84% and (1.42%), respectively, for the year ended August 31, 1996 and 3.57% and (3.08%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31, 1995.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                  INCOME FROM                    DIVIDENDS AND
                                                INVESTMENT OPERATIONS           DISTRIBUTIONS                            RATIOS
                               ---------------------------------------------------------------------   -----------------------------




                                                                                                                    Ratio
                                                                       Distributions                     Ratio      of Net
                                       Net                                  to                           of Net   Investment
                                    Realized               Dividends    Shareholders                    Operating  Income
               Net Asset              And                     to       from Net    Net              Net  Expenses   (Loss)
                Value,             Unrealized      Total   Shareholders Realized  Asset           Assets    to        to
               Beginning   Net     Investment   Gain(Loss)  from Net     Gains    Value,          End of  Average Average Portfolio
                 of       Income       on       Investment Investment     on      End of   Total  Period   Net       Net    Turnover
                Period    (Loss)   Investments  Operations  Income    Investments Period  Return* (000's)  Assets    Assets   Rate

International Equity Portfolio (Class I)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1999   $10.92   $0.06       $2.37        $2.41     ($0.10)     --    $13.23    21.70% 28,863   1.45%(4)    1.00%(4)   45%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1998    10.74    0.13        0.09         0.22      (0.04)     --     10.92     2.08% 18,967   1.40%(1)    1.14%(1)   58%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1997     9.59    8.23        1.12         1.35      (0.20)     --     10.74    14.39% 10,389   1.64%(1)    0.32%(1)   58%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Year Ended
August 31, 1996     9.33    0.00        0.34         0.34      (0.03) (0.05)      9.59     3.68%  6,857   1.65%(1)    0.23%(1)   58%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

September 2, 1994 (2) to
August 31, 1995    10.00(3) 0.05      (0.71)       (0.66)      (0.01)     --      9.33   (6.61%)  2,907   0.38%(1,4)  1.03%(1,4) 36%
------------------------------------------------------------------------------------------------------------------------------------

(1) During the fiscal years ended August 3, 1997, August 31, 1998 and August 31, 1999, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.96% and 0.59%, respectively, for the year ended August 31, 1998, 2.76% and (1.00%), respectively, for the year ended August 31, 1997, 3.91% and (2.33%), respectively, for the year ended August 31, 1996 and 8.96% and (7.53%), annualized, respectively, for the period September 2, 1994 (commitment of operations) to August 31, 1995.

[Back Cover]


         Additional information about each Portfolio's investments is available in the Trust's Annual and Semi-Annual Reports to Shareholders. In the Trust's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. The Trust's Statement of Additional Information also provides additional information about each Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Trust, or to make shareholder inquiries, please call:

                                                   (800) 807-FUND

         You also may obtain information about the Trust by calling your financial advisor or by visiting our Internet site at:

                                             http://www.saratogacap.com

         Information about the Trust (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (800) SEC-0330. Reports and other information about the Trust are available on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

         The Trust's Investment Company Act file number is 811-08542.

--------
                                           1/ The  Lipper  U.S.  Treasury  Money
                                           Market Fund Index  consists of the 30
                                           largest   mutual  funds  that  invest
                                           principally    in    U.S.    Treasury
                                           obligations   with    dollar-weighted
                                           average  maturities  of less  than 90
                                           days.       1/       The       Lipper
                                           Short-Intermediate  Investment  Grade
                                           Debt Funds  Index  consists of the 30
                                           largest  mutual  funds that invest at
                                           least   65%  of   their   assets   in
                                           investment  grade debt issues  (rated
                                           in  the   top   four   grades)   with
                                           dollar-weighted average maturities of
                                           1  to  5   years.   2/   The   Lehman
                                           Intermediate     Government/Corporate
                                           Bond Index is  composed  of the bonds
                                           in  the  Lehman  Government/Corporate
                                           Bond  Index   that  have   maturities
                                           between 1 and 9.99 years.  The Lehman
                                           Government/Corporate    Bond    Index
                                           consists   of   approximately   5,400
                                           issues.   The   securities   must  be
                                           investment grade (BAA or higher) with
                                           amounts  outstanding  in excess of $1
                                           million and have at least one year to
                                           maturity.  The  Lehman  Index  is  an
                                           unmanaged   index   which   does  not
                                           include fees and expenses.  Investors
                                           may not invest directly in the Index.
                                           1/ The Lipper General  Municipal Debt
                                           Funds   Index   consists  of  the  30
                                           largest  mutual  funds that invest at
                                           least   65%  of   their   assets   in
                                           municipal debt issues in the top four
                                           credit   ratings.   2/   The   Lehman
                                           Brothers    Municipal    Bond   Index
                                           consists  of   approximately   25,000
                                           municipal bonds which are selected to
                                           be  representative  of the long-term,
                                           investment   grade   tax-exempt  bond
                                           market.  The bonds  selected  for the
                                           index     have     the      following
                                           characteristics:   a  minimum  credit
                                           rating of at least Baa;  an  original
                                           issue of at  least  $50  million;  at
                                           least  $3   million   of  the   issue
                                           outstanding;  issued  within the last
                                           five  years;  and  a  maturity  of at
                                           least one year.  The Lehman  Index is
                                           an  unmanaged  index  which  does not
                                           include fees and expenses.  Investors
                                           may not invest directly in the Index.
                                           1/ The  Lipper  Capital  Appreciation
                                           Funds   Index   consists  of  the  30
                                           largest  mutual  funds  that  aim  at
                                           maximum     capital     appreciation,
                                           frequently  by  means of 100% or more
                                           portfolio    turnover,    leveraging,
                                           purchasing  unregistered  securities,
                                           purchasing  options,  etc. (the funds
                                           may take  large cash  positions).  2/
                                           The   Standard   &   Poor's    500(R)
                                           Composite  Stock  Price  Index  is  a
                                           capital  weighted index  representing
                                           the  aggregate  market  value  of the
                                           common equity of 500 stocks primarily
                                           traded on the NYSE.  These 500 stocks
                                           are  composed of 400  industrial,  40
                                           utility,   40   financial,   and   20
                                           transportation  companies. The weight
                                           of  each   stock  in  the   index  is
                                           proportional  to its price  times its
                                           shares  outstanding.  The  Standard &
                                           Poor's  500  is  an  unmanaged  index
                                           which  does  not  include   fees  and
                                           expenses,     and     includes    the
                                           reinvestment    of   all   dividends.
                                           Investors may not invest in the Index
                                           directly.   3/  The  S&P/Barra  Value
                                           Index is  constructed by dividing the
                                           stocks in the S&P 500 Index according
                                           to   price-to-book    ratios.    This
                                           unmanaged  Index contains stocks with
                                           lower  price-to-book  ratios  and  is
                                           market capitalization  weighted.  The
                                           S&P/Barra   Value   Index   does  not
                                           include   fees  and   expenses,   and
                                           investors may not invest  directly in
                                           the Index. 1/ The Lipper Growth Funds
                                           Index  consists  of  the  30  largest
                                           mutual funds that normally  invest in
                                           companies  whose  long-term  earnings
                                           are  expected  to grow  significantly
                                           faster  than  the   earnings  of  the
                                           stocks   represented   in  the  major
                                           unmanaged   stock  indices.   2/  The
                                           Standard  & Poor's  500(R)  Composite
                                           Stock   Price   Index  is  a  capital
                                           weighted   index   representing   the
                                           aggregate  market value of the common
                                           equity of 500 stocks primarily traded
                                           on the  NYSE.  These 500  stocks  are
                                           composed   of  400   industrial,   40
                                           utility,   40   financial,   and   20
                                           transportation  companies. The weight
                                           of  each   stock  in  the   index  is
                                           proportional  to its price  times its
                                           shares  outstanding.  The  Standard &
                                           Poor's  500  is  an  unmanaged  index
                                           which  does  not  include   fees  and
                                           expenses,     and     includes    the
                                           reinvestment    of   all   dividends.
                                           Investors may not invest in the Index
                                           directly.  3/  The  S&P/Barra  Growth
                                           Index is  constructed by dividing the
                                           stocks in the S&P 500 Index according
                                           to   price-to-book    ratios.    This
                                           unmanaged  Index contains stocks with
                                           higher  price-to-book  ratios  and is
                                           market capitalization  weighted.  The
                                           S&P/Barra   Growth   Index  does  not
                                           include   fees  and   expenses,   and
                                           investors may not invest  directly in
                                           the Index.  1/ The  Lipper  Small Cap
                                           Funds   Index   consists  of  the  30
                                           largest    mutual   funds   that   by
                                           prospectus   or  portfolio   practice
                                           invest  primarily in  companies  with
                                           market  capitalizations  less than $1
                                           billion at the time of  purchase.  2/
                                           The Russell  2000 Index is  comprised
                                           of the 2,000 smallest U.S.  domiciled
                                           publicly  traded  common stocks which
                                           are  included  in  the  Russell  3000
                                           index.  The common stocks included in
                                           the  Russell  2000  Index   represent
                                           approximately  10% of the U.S. equity
                                           market   as    measured   by   market
                                           capitalization.   The  Russell   3000
                                           Index  is an  unmanaged  index of the
                                           3,000 largest U.S. domiciled publicly
                                           traded   common   stocks   by  market
                                           capitalization           representing
                                           approximately   98%   of   the   U.S.
                                           publicly  traded equity  market.  The
                                           Russell  2000  Index is an  unmanaged
                                           index which does not include fees and
                                           expenses,   and   whose   performance
                                           reflects    reinvested     dividends.
                                           Investors may not invest in the Index
                                           directly.  1/ The Europe,  Australia,
                                           Far  East  Index  (EAFE)  is a widely
                                           recognized  index  prepared by Morgan
                                           Stanley Capital  International.  This
                                           unmanaged  index consists of non-U.S.
                                           companies  which are listed on one of
                                           twenty  foreign  markets  and assumes
                                           the    reinvestment   of   dividends.
                                           Investors may not invest in the Index
                                           directly.  The Gross Domestic Product
                                           (GDP)  version  of the  index is used
                                           above.





                                              SARATOGA ADVANTAGE TRUST
                                       SIMPLIFIED PROSPECTUS - CLASS B SHARES

[Front Cover]
[Saratoga Advantage Trust - Class B Shares]
[Prospectus - Date]
The Saratoga Advantage Trust is a mutual fund company comprised of 7 separate mutual fund portfolios, each with its own distinctive investment objectives and policies. The Portfolios are:


U.S. Government Money Market Portfolio     Large Capitalization Value Portfolio

Investment Quality Bond Portfolio          Large Capitalization Growth Portfolio

Municipal Bond Portfolio                   Small Capitalization Portfolio

                                           International Equity Portfolio


         The  Portfolios  are  managed  by  Saratoga  Capital   Management  (the
"Manager"). Each Portfolio is advised by an investment adviser selected and supervised by the Manager.

         The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor's account.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

16841857.1 102999 1111E 99558777

                                                        -17-
                                                  TABLE OF CONTENTS



THE PORTFOLIOS

         U.S. GOVERNMENT MONEY MARKET PORTFOLIO.............................3

         INVESTMENT QUALITY BOND PORTFOLIO..................................7

         MUNICIPAL BOND PORTFOLIO..........................................12

         LARGE CAPITALIZATION VALUE PORTFOLIO..............................17

         LARGE CAPITALIZATION GROWTH PORTFOLIO.............................21

         SMALL CAPITALIZATION PORTFOLIO....................................25

         INTERNATIONAL EQUITY PORTFOLIO....................................29

         ADDITIONAL INVESTMENT STRATEGY INFORMATION........................35

         ADDITIONAL RISK INFORMATION.......................................37

         SUMMARY OF TRUST EXPENSES.........................................40

         INVESTMENT MANAGER................................................43

         ADVISERS 44

         ADMINISTRATION....................................................46



SHAREHOLDER INFORMATION

         PRICING PORTFOLIO SHARES..........................................47

         PURCHASE OF SHARES................................................47

         REDEMPTION OF SHARES..............................................52

         DIVIDENDS AND DISTRIBUTIONS.......................................55

         TAX CONSEQUENCES..................................................55

         FINANCIAL HIGHLIGHTS..............................................57

                                              THE PORTFOLIOS
                                  U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Investment Objective

         The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

The Adviser

         The Portfolio is advised by Sterling Capital Management Company. All investment decisions for the Portfolio are made by Sterling Capital's investment committee.

Principal Investment Strategies

         The Portfolio will invest in high quality, short-term U.S. Government securities. The Adviser seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment.

         The U.S. Government securities that the Portfolio may purchase include:

o U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

o Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.

o

o Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Bank.

o Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

         In addition,  the Portfolio may invest in  repurchase  agreements  with
respect  to  securities  issued  by  the  U.S.  Government,   its  agencies  and
instrumentalities.

Principal Risks

         There is no assurance that the Portfolio will achieve its investment objectives.

         Credit and Interest Rate Risks. A principal risk of investing in the Portfolio is associated with its U.S. Government securities investments, which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

         Credit risk is minimal with respect to the Portfolio's U.S. Government securities investments. Repurchase agreements involve a greater degree of credit risk. The Adviser, however, actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds, such as the Portfolio, to invest only in high quality debt obligations and short maturities.

         An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in this Portfolio.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This chart shows how the performance of the Portfolio's Class I shares has varied from year to year over the life of the Portfolio.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[OBJECT OMITTED]
--------------------------------------------------------------------------------















During the periods shown in the bar chart, the highest return for a calendar quarter was 1.5% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was 1.0% (quarter ended June 30, 1999). Year-to-date total return as of August 31, 1999 was 2.7%.




----------------
   ** Class B shares of the Portfolio commenced operations on January 1, 1999. The returns shown in the chart are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and Class B shares would have substantially similar returns because both Classes are invested in the same portfolio of securities. The returns for Class B shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's
average annual returns with those of
a broad measure of market performance
over time, as well as with an index
of funds with similar investment
objectives.  The Portfolio's returns
include the maximum applicable sales
charge and assume you sold your
shares at the end of each period.



         Average Annual Total Returns (as of August 31, 1999)
---------------------------------------------------------------------------
--------------------------------- ----------------- -----------------------

                                                      Life of Portfolio
                                    Past 1 Year         (since 9/2/94)
--------------------------------- ----------------- -----------------------
--------------------------------- ----------------- -----------------------

U.S. Government Money Market
Portfolio                                     4.1%                    4.6%
--------------------------------- ----------------- -----------------------
--------------------------------- ----------------- -----------------------

Lipper U.S. Treasury Money
Market Index1/                                4.3%                    4.8%
            -
--------------------------------- ----------------- -----------------------
--------------------------------- ----------------- -----------------------

90 Day T-Bills                                4.4%                    5.0%
--------------------------------- ----------------- -----------------------


Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                                          INVESTMENT QUALITY BOND PORTFOLIO

Investment Objective

         The  Investment   Quality  Bond  Portfolio  seeks  current  income  and
reasonable stability of principal.

The Adviser

The Portfolio is advised by Fox Asset Management, Inc. The Portfolio is managed by a management team lead by J. Peter Skirkanich, John Sampson, James O'Mealia, and Doug Edler. Mr. Skirkanich is the President and Chief Investment Officer of Fox and founded the firm in 1985. Mr. Sampson is a Managing Director and joined the firm in 1998 from Pharos Management LLC, a consulting firm specializing in fixed income investments. Mr. O'Mealia is a Managing Director of Fox and joined the firm in 1998 from Sunnymeath Asset Management Inc., where he was President. Mr. Edler is a Vice President of Fox; he joined Fox in 1999 from J.P. Morgan & Co., Inc. where he managed that firm's proprietary fixed income investments.

Principal Investment Strategies

         The Portfolio will normally invest at least 65% of its assets in investment grade fixed-income securities or in non-rated securities considered by the Adviser to be of comparable quality. The Portfolio may also invest in non-convertible fixed income preferred stock and mortgage pass-through securities. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, interest rate trends and other factors such as the issuer's creditworthiness. The average maturity of the securities held by the Portfolio may range from three to ten years.

         Mortgage pass-through securities are mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by the U.S. government or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest principal payments made by the individual borrowers on the pooled mortgage loans.

         The Portfolio may invest in mortgage pass-through securities that are issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. These securities are either direct obligations of the U.S. Government, or the issuing agency/instrumentality has the right to borrow from the U.S. Treasury to meet its obligations, although the Treasury is not legally required to extend credit to the agency/instrumentality.

         Private mortgage pass-through securities also can be Portfolio investments. They are issued by private originators of and investors in mortgage loans, including savings and loan associations and mortgage banks. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of a U.S. Government agency, the securities generally are structured with one or more type of credit enhancement.

         In addition, the Portfolio may invest up to 5% of its net assets in fixed-income securities rated lower than investment grade, commonly known as "junk bonds."

         Principal Risks

         There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

         Fixed-Income Securities. Principal risks of investing in the Portfolio are associated with its fixed-income investments. All fixed-income securities, such as corporate bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

         Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities.

         Mortgage-Backed Securities. The Portfolio may invest in mortgage-backed securities, such as mortgage pass-through securities, which have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Portfolio to invest the proceeds at generally lower interest rates.

         Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Manager and/or Adviser, could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

         Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments including the risks associated with junk bonds. For more information about these risks, see the "Additional Risk Information" section.

         Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This chart shows how the performance of the Portfolio's Class I shares has varied from year to year over the life of the Portfolio.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[OBJECT OMITTED]
--------------------------------------------------------------------------------
















During the periods shown in the bar chart, the highest return for a calendar quarter was 4.0% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was -0.7% (quarter ended March 31, 1996).
Year-to-date total return as of August 31, 1999 was -0.8%.



-------------------

   ** Class B shares of the Portfolio commenced operations on January 1, 1999. The returns shown in the chart are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and Class B shares would have substantially similar returns because both Classes are invested in the same portfolio of securities. The returns for Class B shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL

TOTAL RETURNS

This table compares the Portfolio's
average annual returns with those of
a broad measure of market performance
over time, as well as with an index
of funds with similar investment
objectives.  The Portfolio's returns
include the maximum applicable sales
charge and assume you sold your
shares at the end of each period.

              Average Annual Total Returns (as of August 31, 1999)
---------------------------------------------------------------------------
--------------------------------- ---------------- ------------------------

                                                      Life of Portfolio
                                    Past 1 Year        (since 9/2/94)
--------------------------------- ---------------- ------------------------
--------------------------------- ---------------- ------------------------

Investment Quality Bond
Portfolio                                    1.3%                     5.2%
--------------------------------- ---------------- ------------------------
--------------------------------- ---------------- ------------------------

Lipper Short-Intermediate
Investment Grade Debt Funds                  2.1%                     6.1%
Index1/
     -
--------------------------------- ---------------- ------------------------
--------------------------------- ---------------- ------------------------

Lehman Intermediate
Government/Corporate Bond                    2.2%                     6.7%
Index2/
--------------------------------- ---------------- ------------------------


Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the
Portfolio, see the "Summary of Trust Expenses" section.

                                              MUNICIPAL BOND PORTFOLIO

Investment Objective

         The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

The Adviser

         The Portfolio is advised by OpCap Advisors. It is managed by a management team lead by Matthew Greenwald, Senior Vice President of Oppenheimer Capital, the parent of OpCap Advisors. Mr. Greenwald has been a fixed income portfolio manager and financial analyst for Oppenheimer Capital since 1989. From 1984-1989 he was a fixed income portfolio manager with PaineWebber's Mitchell Hutchins Asset Management.

Principal Investment Strategies

         The Portfolio will normally invest at least 80% of its assets in securities that pay interest exempt from federal income taxes. The Portfolio's Adviser generally invests the Portfolio's assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. The Portfolio will invest primarily in municipal bonds rated within the four highest grades by Moody's Investors Service Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch IBCA, Inc. ("Fitch") or, if not rated, of comparable quality in the opinion of the Adviser. The Portfolio may invest without limit in municipal obligations that pay interest income subject to the "alternative income tax" although it does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income.

         Municipal bonds, notes and commercial paper are commonly classified as either "general obligation" or "revenue." General obligation bonds, notes, and commercial paper are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. The Portfolio's municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

Principal Risks

         There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Credit  and  Interest  Rate  Risks.  Municipal  obligations,   like  other  debt
securities, are subject to two types of risks: credit risk and interest rate risk.

         Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

         Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

         The Portfolio is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

         Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

         Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

During the periods shown in the bar chart, the highest return for a calendar quarter was 5.9% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -2.6% (quarter ended December 31, 1994).
Year-to-date total return as of August 31, 1999 was -3.8%.

-------------------
   ** Class B shares of the Portfolio commenced operations on January 1, 1999. The returns shown in the chart are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and Class B shares would have substantially similar returns because both Classes are invested in the same portfolio of securities. The returns for Class B shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's
average annual returns with those of
a broad measure of market performance
over time, as well as with an index
of funds with similar investment
objectives.  The Portfolio's returns
include the maximum applicable sales
charge and assume you sold your
shares at the end of each period.

           Average Annual Total Returns (as of August 31, 1999)
--------------------------------------------------------------------------
--------------------------------- ---------------- -----------------------

                                                     Life of Portfolio
                                    Past 1 Year        (since 9/2/94)
--------------------------------- ---------------- -----------------------
--------------------------------- ---------------- -----------------------

Municipal Bond Portfolio                    -2.6%                    4.5%
--------------------------------- ---------------- -----------------------
--------------------------------- ---------------- -----------------------

Lipper General Municipal Debt
Funds Index1/                               -1.2%                    5.8%
--------------------------------- ---------------- -----------------------
--------------------------------- ---------------- -----------------------

Lehman Municipal Bond Index2/
                                             0.5%                    6.0%
--------------------------------- ---------------- -----------------------



Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                                       LARGE CAPITALIZATION VALUE PORTFOLIO

Investment Objective

         The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.

The Adviser

         The Portfolio is advised by OpCap Advisors. It is managed by a portfolio team comprised of senior professionals of OpCap Advisors. One member of the team, Frank LeCates, has primary supervisory authority over implementation of the management team's purchase and sale recommendations. Mr. LeCates is the Director of Research at Oppenheimer Capital, the parent of OpCo Advisors. Mr. LeCates brings 28 years of investment experience to his current position. Formerly with Donaldson, Lufkin & Jenrette for 18 years, he has served as head of institutional equity sales, Director of Research and as a securities analyst. Mr. LeCates graduated from Princeton University, earned an MBA at Harvard Business School and is a CFA.

Principal Investment Strategies

         The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of common stocks and securities convertible into common stocks. At least 65% of the Portfolio assets will be invested in common stocks of issuers with total market capitalizations of $1 billion or greater at the time of purchase. The Adviser focuses its securities selection on highly liquid equity securities that, in the Adviser's opinion, have above average price appreciation potential at the time of purchase. In general, securities are characterized as having above average dividend yields and below average price earnings ratios relative to the stock market in general, as measured by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). Other factors, such as earnings, the issuer's ability to generate cash flow in excess of business needs and sustain above average profitability, as well as industry outlook and market share, are also considered by the Adviser.

         In addition, the Portfolio may invest in stock index futures contracts and options.

Principal Risks

         There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

         Common Stocks. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

         Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments including the risks associated with stock index futures contracts and options. For information about these risks, see the "Additional Risk Information" section.

         Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
[OBJECT OMITTED]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This chart shows how the performance of the Portfolio's Class I shares has varied from year to year over the life of the Portfolio.
--------------------------------------------------------------------------------














During the periods shown in the bar chart, the highest return for a calendar quarter was 14.9% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -13.1% (quarter ended September 30, 1998).
Year-to-date total return as of August 31, 1999 was 1.8%.






-------------------
   ** Class B shares of the Portfolio commenced operations on January 1, 1999. The returns shown in the chart are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and Class B shares would have substantially similar returns because both Classes are invested in the same portfolio of securities. The returns for Class B shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's
average annual returns with those of
a broad measure of market performance
over time, as well as with an index
of funds with similar investment
objectives.  The Portfolio's returns
include the maximum applicable sales
charge and assume you sold your
shares at the end of each period.



               Average Annual Total Returns (as of August 31, 1999)
 ---------------------------------------------------------------------------
 ---------------------------------- ---------------- -----------------------

                                                       Life of Portfolio
                                      Past 1 Year        (since 9/2/94)
 ---------------------------------- ---------------- -----------------------
 ---------------------------------- ---------------- -----------------------

 Large Capitalization Value
 Portfolio                                    19.8%                   18.7%
 ---------------------------------- ---------------- -----------------------
 ---------------------------------- ---------------- -----------------------

 Lipper Capital Appreciation
 Funds Index1/                                44.4%                   18.8%
            -
 ---------------------------------- ---------------- -----------------------
 ---------------------------------- ---------------- -----------------------

 S&P 500(R)Composite Stock Price               39.8%                   25.1%
 Index2/
      -

 S&P/Barra Value Index3/                      34.1%                   20.8%
                      -
 ---------------------------------- ---------------- -----------------------


Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                                        LARGE CAPITALIZATION GROWTH PORTFOLIO

Investment Objective

         The Large Capitalization Growth Portfolio seeks capital appreciation.

The Adviser

         The Portfolio is advised by the Harris Bretall Sullivan & Smith, L.L.C. Stock selection for the Portfolio is made by the Strategy and Investment Committees of Harris Bretall. The Portfolio is managed by a management team lead by Jack Sullivan and Gordon Ceresino. Mr. Sullivan is a partner of Harris Bretall and has been associated with the firm since 1981. Mr. Ceresino is a Partner of Harris Bretall and has been associated with the firm since 1991.

Principal Investment Strategies

         The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of common stocks that, in the Adviser's opinion, are characterized by earnings growth in excess of that of the S&P 500. The Portfolio will also normally invest at least 65% of its assets in common stocks of issuers with total market capitalizations of $3 billion or more. In making investments, the Adviser evaluates factors believed to be favorable to long-term capital appreciation, including specific financial characteristics of the issuer such as historical earnings growth, sales growth, profitability and return on equity. The Adviser also analyzes the issuer's position within its industry as well as the quality and experience of the issuer's management.

Principal Risks

         There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

         Common Stocks. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

         Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

         Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
[OBJECT OMITTED]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This chart shows how the performance of the Portfolio's Class I shares has varied from year to year over the life of the Portfolio.
--------------------------------------------------------------------------------













-------------------
   ** Class B shares of the Portfolio commenced operations on January 1, 1999. The returns shown in the chart are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and Class B shares would have substantially similar returns because both Classes are invested in the same portfolio of securities. The returns for Class B shares would differ from those for Class I only to the extent that the Classes have different expenses.
During the periods shown in the bar chart, the highest return for a calendar quarter was 34.3% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -13.2% (quarter ended September 30, 1998).
Year-to-date total return as of August 31, 1999 was 8.6%.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's
average annual returns with those of
a broad measure of market performance
over time, as well as with an index
of funds with similar investment
objectives.  The Portfolio's returns
include the maximum applicable sales
charge and assume you sold your
shares at the end of each period.


                Average Annual Total Returns (as of August 31, 1999)
----------------------------------------------------------------------------
------------------------------------ ---------------- ----------------------

                                                        Life of Portfolio
                                       Past 1 Year       (since 9/2/94)
------------------------------------ ---------------- ----------------------
------------------------------------ ---------------- ----------------------

Large Capitalization Growth
Portfolio                                      54.0%                  23.5%
------------------------------------ ---------------- ----------------------
------------------------------------ ---------------- ----------------------

Lipper Growth Funds Index1/                    41.3%                  21.2%
                         -
------------------------------------ ---------------- ----------------------
------------------------------------ ---------------- ----------------------

S&P 500(R) Composite Stock Price
Index2/                                        39.8%                  25.1%
     -

S&P/Barra Growth Index3/                       44.8%                  29.2%
                      -
------------------------------------ ---------------- ----------------------


Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                                           SMALL CAPITALIZATION PORTFOLIO

Investment Objective

         The Small Capitalization Portfolio seeks maximum capital appreciation.

The Adviser

         The Portfolio is advised by Thorsell, Parker Partners, Inc. It is managed by a management team lead by Richard Thorsell, Managing Partner and Chief Investment Officer of Thorsell since 1991.

Principal Investment Strategies

         The Portfolio will normally invest at least 80% of its assets in common stocks. At least 65% of the Portfolio's assets will be invested in common stocks of issuers with, at the time of purchase, total market capitalizations of less than $1 billion; at least one-third of the Portfolio's assets will be invested in common stocks of companies with total market capitalizations of $550 million or less at the time of purchase. In selecting investments for the Portfolio, the Adviser seeks small capitalization growth companies that it believes are undervalued in the marketplace. These companies typically are under-followed by investment firms and undervalued relative to their growth prospects. The Portfolio may also invest in companies that offer the possibility of accelerating earnings growth due to internal changes such as new product introductions, synergistic acquisitions or distribution channels or external changes affecting the marketplace for the company's products and services. Such external factors can be demographic, regulatory, legislative, technological, social or economic.

Principal Risks

         There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

         Common Stocks. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

         Small & Medium Capitalization Companies. The Portfolio's investments in smaller and medium-sized companies carry more risk than investments in larger companies. While some of the Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter market. The low market liquidity of these securities may have an adverse impact on the Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing its securities. Investing in lesser-known, smaller and medium capitalization companies involves greater risk of volatility of the Portfolio's net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

         Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

         Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This chart shows how the performance of the Portfolio's Class I shares has varied from year to year over the life of the Portfolio.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[OBJECT OMITTED]
--------------------------------------------------------------------------------














-------------------

   ** Class B shares of the Portfolio commenced operations on January 1, 1999. The returns shown in the chart are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and Class B shares would have substantially similar returns because both Classes are invested in the same portfolio of securities. The returns for Class B shares would differ from those for Class I only to the extent that the Classes have different expenses.



During the periods shown in the bar chart, the highest return for a calendar quarter was 22.6% (quarter ended June 30, 1999) and the lowest return for a calendar quarter was -28.4% (quarter ended September 30, 1998). Year-to-date total return as of August 31, 1999 was 7.9%.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's
average annual returns with those of
a broad measure of market performance
over time, as well as with an index
of funds with similar investment
objectives.  The Portfolio's returns
include the maximum applicable sales
charge and assume you sold your
shares at the end of each period.


             Average Annual Total Returns (as of August 31, 1999)
 -----------------------------------------------------------------------------
 ------------------------------------ ----------------- ----------------------

                                                          Life of Portfolio
                                        Past 1 Year        (since 9/2/94)
 ------------------------------------ ----------------- ----------------------
 ------------------------------------ ----------------- ----------------------

 Small Capitalization Portfolio
                                                 34.9%                   9.2%
 ------------------------------------ ----------------- ----------------------
 ------------------------------------ ----------------- ----------------------

 Lipper Small Cap Funds Index1/
                                                 32.7%                  12.8%
 ------------------------------------ ----------------- ----------------------
 ------------------------------------ ----------------- ----------------------

 Russell 2000 Index2/                            28.4%                  12.3%
                   -
 ------------------------------------ ----------------- ----------------------


Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                                           INTERNATIONAL EQUITY PORTFOLIO

Investment Objective

         The Portfolio seeks long-term capital appreciation.

The Adviser

         The Portfolio is advised by Friends Ivory & Sime, Inc. The Portfolio is managed by a management team led by Julie Dent, Director of Global Equities at Friends Ivory & Sime plc who has been overseeing the management of the Portfolio since January 31, 1997. Ms. Dent joined Friends Ivory & Sime in 1986 and, as a member of the Asset Allocation Committee, is responsible for asset allocation and overseeing the management of global and international accounts for U.S. and Japanese clients. Individual stocks are selected by the regional Equity Teams, which operate on a sectoral basis. Debbie Clarke is the European team leader; Rowan Chaplin is the Japan team leader; and Mearns Nimmo is the Pacific Rim team leader.

Principal Investment Strategy

         The Portfolio will normally invest at least 80% of its assets in the equity securities of companies located outside of the United States. Equity securities consist of common and preferred stock and other securities such as depositary receipts, bonds, rights and warrants that are convertible into common stock. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers located in at least three foreign countries, including countries with developing and emerging economies. The Portfolio expects that its investments in foreign issuers will generally take the form of depositary receipts. These are dollar denominated receipts which represent and may be converted into the underlying foreign security. Depositary receipts are publicly traded on exchanges or over-the-counter in the United States.

Principal Risks

         There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

         Foreign Securities. A principal risk of investing in the Portfolio is associated with foreign stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

         The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

         Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.

         Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets. Delays in purchasing securities may result in the Portfolio losing investment opportunities. The inability to dispose of foreign securities due to settlement delays could result in losses to the Portfolio due to subsequent declines in the value of the securities. Issuers of the foreign security represented by a depositary receipt may not be obligated to disclose material information in the United States.

         Many European countries have adopted or are in the process of adopting a single European currency, referred to as the "euro." The long-term consequences of the euro conversion for foreign exchange rates, interest rates and the value of European securities that the Portfolio may purchase are unclear. The consequences may adversely affect the value and/or increase the volatility of securities held by the Portfolio.

         The Portfolio may invest in foreign securities issued by companies located in developing or emerging countries. Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

         The Portfolio may invest in foreign small capitalization securities. Investing in lesser-known, smaller capitalized companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

         Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

         Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.







--------------------------------------------------------------------------------
[OBJECT OMITTED]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This chart shows how the performance of the Portfolio's Class I shares has varied from year to year over the life of the Portfolio.
--------------------------------------------------------------------------------

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.1% (quarter ended June 30, 1997) and the lowest return for a calendar quarter was -16.1% (quarter ended September 30, 1998).
Year-to-date total return as of August 31, 1999 was 10.0%.
-------------------
   ** Class B shares of the Portfolio commenced operations on January 1, 1999. The returns shown in the chart are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and Class B shares would have substantially similar returns because both Classes are invested in the same portfolio of securities. The returns for Class B shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's
average annual returns with those of
a broad measure of market performance
over time.  The Portfolio's returns
include the maximum applicable sales
charge and assume you sold your
shares at the end of each period.

                 Average Annual Total Returns (as of August 31, 1999)
 ---------------------------------------------------------------------------
 ------------------------------------- -------------- ----------------------

                                                        Life of Portfolio
                                        Past 1 Year      (since 9/2/94)
 ------------------------------------- -------------- ----------------------
 ------------------------------------- -------------- ----------------------

 International Equity Portfolio                21.7%                   6.6%
 ------------------------------------- -------------- ----------------------
 ------------------------------------- -------------- ----------------------

 Morgan Stanley EAFE Index (U.S.
 Dollars)1/                                    25.7%                   8.2%
         -
 ------------------------------------- -------------- ----------------------

Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                                     ADDITIONAL INVESTMENT STRATEGY INFORMATION

This  section  provides  additional   information  concerning  each  Portfolio's
principal strategies.

         Defensive Investing. The Portfolios are intended primarily as vehicles for the implementation of a long term investment program utilizing asset allocation strategies rendered through investment advisory programs that are based on an evaluation of an investor's investment objectives and risk tolerance. Because these asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of Portfolios, each individual Portfolio generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Adviser of a Portfolio may, upon the concurrence of the Manager, take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede an Adviser's ability to protect a Portfolio's capital during declines in the particular segment of the market to which the Portfolio's assets are committed.

         Forward Currency Contracts. A Portfolio's investments also may include forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. A Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities or securities it may purchase and the currencies in which they are determined or to gain exposure to currencies underlying various securities or financial instruments.

         Investment Policies. The percentage limitations relating to the composition of a Portfolio referenced in the discussion of a Portfolio apply at the time a Portfolio acquires an investment and refer to the Portfolio's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require a Portfolio to sell any Portfolio security. A Portfolio may change its principal investment strategies without shareholder approval; however you would be notified of any change.

Portfolio Turnover. Except for U.S. Government Money Market Portfolio, each Portfolio's turnover rate is not expected to exceed the following respective percentages annually under normal circumstances:


Investment Quality Bond Portfolio             50%

Municipal Bond Portfolio                      30%

Large Capitalization Value Portfolio          50%

Large Capitalization Growth Portfolio         50%

Small Capitalization Portfolio               100%

International Equity Portfolio                60%
--------------------------------------------------------------------------------

A high turnover rate will increase a Portfolio's brokerage costs. It may also increase a Portfolio's capital gains, which are passed along to Portfolio shareholders as distributions. This, in turn, may increase your tax liability as a Portfolio shareholder. See the sections on "Dividend and Distributions" and "Tax Consequences."

                                             ADDITIONAL RISK INFORMATION

This section provides additional information regarding the principal risks of investing in the Portfolios.

Year 2000. Each Portfolio could be adversely affected if the computer systems necessary for the efficient operation of the Manager, the Adviser, the Trust's other service providers and the markets and corporate and governmental issuers in which the Portfolios invest, do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Trust and the Portfolios, the Manager, the Advisers, and their affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.

In addition, it is possible that the markets for securities in which the Portfolios invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. Corporate and governmental data processing errors also may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolios' investments may be adversely affected. Moreover, issuers in emerging markets may have greater year 2000-related problems.

                                                       * * *

The risks set forth below are applicable to a Portfolio only to the extent the Portfolio invests in the investment described.

Junk Bonds. A Portfolio's investments in securities rated lower than investment grade or if unrated of comparable quality as determined by the Adviser (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of the Trust's Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Portfolios to sell certain securities. In addition, periods of economic uncertainty and change probably would result in increased volatility of market prices of high yield securities and a corresponding volatility in a Portfolio's net asset value.

Securities Rated in the Lowest Investment Grade Category. Investments in the fixed-income securities rated in the lowest investment grade category by Moody's or S&P may have speculative characteristics and therefore changes in economic or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings.

Options and Futures. If a Portfolio invests in options and/or futures, its participation in these markets would subject the Portfolio to certain risks. The Adviser's predictions of movements in the direction of the stock, bond, stock index, currency or interest rate markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

         Forward Currency Contracts. A Portfolio's participation in forward currency contracts also involves risks. If the Adviser employs a strategy that does not correlate well with the Portfolio's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Portfolio's volatility and may involve a significant risk.

                                 SUMMARY OF TRUST EXPENSES

   Annual Portfolio Operating Expenses. The following table lists the costs and expenses that an investor will incur as a shareholder of each of the Portfolios based on operating expenses incurred during the fiscal year ended August 31, 1999.



                                       U.S.         Investment            Large           Large
                                       Government   Quality    Municipal  Capitalization  Capitalization  Small        International
                                       Money        Bond       Bond       Value           Growth          Capitalization   Equity
                                       Market       Portfolio  Portfolio  Portfolio       Portfolio       Portfolio        Portfolio
                                       Portfolio
----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------
----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------

----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------
----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------
Shareholder Transaction Expenses
Maximum Sales Charge on Purchases        None       None        None         None            None           None               None
of Shares (as a % of offering price)
----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------
----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------
Sales Charge on Reinvested Dividends
(as a % of offering price)..........     None       None        None         None            None           None               None

----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------
----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------
Maximum Contingent Deferred Sales
Charge (as a % of net asset
value at the
time of                                 5%         5%        5%           5%              5%             5%                 5%
purchase or sale, whichever is
less)(1)
----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------
----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------
Exchange Fee..........................   None       None       one         None            None           None               None
----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------
----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------
Annual Portfolio Operating
Expenses (as a percentage of
average net assets)
----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------
----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------
Management Fees......................
Distribution Expenses (Rule             .475%       .55%      .55%         .65%            .65%           .65%               .75%
12b-1)(2)(3)........................     1.0%       1.0%      1.0%         1.0%            1.0%           1.0%               1.0%
Other Expenses (after reimbursement).   .65%       .65%       .65%        .65%             .65%           .65%               .65%
                                        -------    -------    -------     -------          -------        -------            -------
----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------
----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------

----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------
----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------
Total Operating Expenses(4) (after     2.125%     2.20%      2.20%       2.30%            2.30%          2.30%              2.40%
reimbursement).....................
----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------
----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------

----------------------------------------------- --------------------- --------------- --------------- ---------------- -------------


Management Fees and Other Expenses: Each Portfolio pays the Manager a fee for its services that is computed daily and paid monthly at an annual rate ranging from .475% to .75% of the value of the average daily net assets of the Portfolio. The fees of each Advisor are paid by the Manager. The nature of the services provided to, and the aggregate management fees paid by, each Portfolio are described under "Management of the Trust." The expenses set forth in the above table reflect voluntary expense limitations currently in effect and can be changed at any time. The Class B shares commenced operation on January 1, 1999. Management Fees and Other Expenses are based on actual Class B expenses for fiscal 1998. In addition, expense offset arrangements with the Trust's Custodian Bank were in effect with respect to each Portfolio. The amount of the expense offset for each respective portfolio was as follows: U.S. Government Money Market, 0%; Investment Quality Bond, 0.10%; Municipal Bond, 0.01%; Large
Capitalization   Value,   0%;  Large   Capitalization   Growth,   0.07%;   Small
Capitalization, 0%; and International Equity, 0.26%. Under applicable SEC regulations, the amount by which Portfolio expenses are reduced by an expense offset arrangement is required to added to "Other Expenses." The .65% figure set forth above with respect to each Portfolio for "Other Expenses" above, reflects the voluntary waivers, expense assumptions and expense offsets, total operating expense of each of the Portfolios for fiscal year 1999 are expected to be: U.S. Government Money Market Portfolio, 2.30%; Investment Quality Bond Portfolio, 2.37%; Municipal Bond Portfolio, 3.15%; Large Capitalization Value Portfolio, 2.39%; Large Capitalization Growth Portfolio, 2.25%; Small Capitalization Portfolio, 2.44%; and International Equity Portfolio, 2.96. "Other Expenses" include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, a Portfolio's allocated portion of the costs associated with maintaining the Trust's legal existence and the costs involved in the Trust's communications with shareholders. Long-term shareholders of Class B may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD. (1) The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. (2) The 12B-1 fee is accrued daily and payable monthly. A portion of the 12b-1 fee payable equal to 0.25% of the average daily net assets is currently characterized as a service fee within the meaning of National Association of Securities Dealers, Inc. ("NASD") guidelines and are payments made for personal service and/or maintenance of shareholder accounts. The remainder of the 12b-1 fee is an asset-based sales charge, and is a distribution fee paid to the Distributor or other entities to compensate them for the services provided and the expenses borne by the Distributor and others in the distribution of the Portfolios' shares (see "Plan of Distribution").
(3) Upon conversion of Class B shares to Class I shares, such shares will not be subject to a 12b-1 fee. No sales charge is imposed at the time of conversion of Class B shares to Class I shares (see "Contingent Deferred Sales Charge--Conversion to Class I Shares").
(4) "Total Fund Operating Expenses," as shown above, are based upon the sum of 12b-1 Fees, Management Fees and "Other Expenses."

Example. The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respects to a hypothetical investment in the Portfolios. These amounts are base upon (i) payment by the Portfolios of operating expenses at the levels set forth in the table above and (ii) the specific assumptions stated below:


A shareholder would pay the following  expenses on a $1,000 investment  assuming
(i) a 5% annual return and (ii) redemption at the end of each time period:




   ----------------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------
            U.S.
            Government           Investment      Municipal         Large             Large             Small           International
            Money                Quality         Bond              Capitalization    Capitalization    Capitalization   Equity
                                                                                                                        -
            Market               Bond            Portfolio         Value             Growth            Portfolio        Portfolio
                                                 -------------                      -                 ------------------ ---------
            Portfolio            Portfolio                         Portfolio         Portfolio
   ----------------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------
   ----------------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------
   1 year...$                    $               $                 $                 $                 $                 $
   ----------------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------
   ----------------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------
   3 years..
   ----------------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------
   ----------------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------
   5 years..
   ----------------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------
   ----------------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------
   10 years.
   ----------------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------
   ----------------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------

   ----------------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------

   A shareholder would pay the following expenses on a $1,000 investment assuming (i) a 5% annual return and (ii) no redemption at the end of each time period:


                                                  $                    $               $                 $                 $
   ---------------------------------------------- -------------------- --------------- ----------------- ----------------- ---------
   ---------------------------------------------- -------------------- --------------- ----------------- ----------------- ---------
   1 year.....................................
   ---------------------------------------------- -------------------- --------------- ----------------- ----------------- ---------
   ---------------------------------------------- -------------------- --------------- ----------------- ----------------- ---------
   3 years....................................
   ---------------------------------------------- -------------------- --------------- ----------------- ----------------- ---------
   ---------------------------------------------- -------------------- --------------- ----------------- ----------------- ---------
   5 years....................................
   ---------------------------------------------- -------------------- --------------- ----------------- ----------------- ---------
   ---------------------------------------------- -------------------- --------------- ----------------- ----------------- ---------
   10 years...................................
   ---------------------------------------------- -------------------- --------------- ----------------- ----------------- ---------
   ---------------------------------------------- -------------------- --------------- ----------------- ----------------- ---------

   ---------------------------------------------- -------------------- --------------- ----------------- ----------------- ---------

The purpose of these examples is to assist an investor in understanding various costs and expenses that an investor in a Portfolio will bear. THESE EXAMPLES SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, although the tables assume a 5% annual return, a Portfolio's actual performance will vary and may result in an actual return greater or less than 5%.

                                                           INVESTMENT MANAGER

                    Saratoga Capital Management serves as the Trust's Manager. The Manager, subject to the review and approval of the Board of Trustees of the Trust, selects Advisers for each Portfolio and supervises and monitors the performance of each Adviser.
                    The Manager may, subject to the approval of the Trustees, replace investment advisers or amend investment advisory agreements without shareholder approval whenever the Manager and the Trustees believe such action will benefit a Portfolio and its shareholders. The Manager compensates each Adviser out of its management fee.
                    The total amount of investment management fees payable by each Portfolio to the Manager may not be changed without shareholder approval.

              -----------------------------------------------------------
              Portfolio                                     Manager'sFee
              -----------------------------------------------------------
              -----------------------------------------------------------

              -----------------------------------------------------------
              -----------------------------------------------------------
              U.S. Government Money Market Portfolio.....          .475%
              -----------------------------------------------------------
              -----------------------------------------------------------
              Investment Quality Bond Portfolio..........           .55%
              -----------------------------------------------------------
              -----------------------------------------------------------
              Municipal Bond Portfolio...................           .55%
              -----------------------------------------------------------
              -----------------------------------------------------------
              Large Capitalization Value Portfolio.......           .65%
              -----------------------------------------------------------
              -----------------------------------------------------------
              Large Capitalization Growth Portfolio......           .65%
              -----------------------------------------------------------
              -----------------------------------------------------------
              Small Capitalization Portfolio.............           .65%
              -----------------------------------------------------------
              -----------------------------------------------------------
              International Equity Portfolio.............           .75%
              -----------------------------------------------------------

                    The Manager is located at 1501 Franklin Avenue, Mineola, New York 11501-4803. Saratoga Capital Management is a Delaware general partnership which is owned by certain executives of Saratoga Capital Management and by Mr. Ronald J. Goguen, whose address is Major Drilling Group International Inc., 111 St. George Street, Suite 200, Moncton, New Brunswick, Canada E1C177, Mr. John Schiavi, whose address is Schiavi Enterprises, 985 Main Street, Oxford, Maine 04270, and Mr. Thomas Browne, whose address is Pontil PTY Limited, 14 Jannali Road, Dubbo, NSW Australia 2830.

                                                      ADVISERS

         The following set forth certain information about each of the Advisers:

         OpCap Advisors ("OpCap"), a registered investment adviser, located at 1345 Avenue of the Americas, New York, NY 10105, serves as Adviser to the Municipal Bond Portfolio and the Large Capitalization Value Portfolio. OpCap is a majority owned subsidiary of Oppenheimer Capital, a registered investment advisor, founded in 1968. Oppenheimer Capital is an indirect wholly owned subsidiary of PIMCO Advisors, L.P., a registered investment adviser. As of August 31, 1999, Oppenheimer Capital and its subsidiary OpCap had assets under management of approximately $58.4 billion.

         Fox Asset Management, Inc. ("Fox"), a registered investment adviser, serves as Adviser to the Investment Quality Bond Portfolio. Fox was formed in 1985. Fox is owned by its current employees, with a controlling interest held by
J. Peter Skirkanich, President, Managing Director and Chairman of Fox's Investment Committee. Fox is located at 44 Sycamore Avenue, Little Silver, NJ 07739. As of August 31, 1999, assets under management by Fox were approximately $1.8 billion.

         Harris Brettal Sullivan & Smith, L.L.C. ("Harris Bretall"), a registered investment adviser, serves as Adviser to the Large Capitalization Growth Portfolio. The firm's predecessor, Harris Bretall Sullivan & Smith, Inc., was founded in 1971. Value Asset Management, Inc., a holding company owned by BancBoston Ventures, Inc., is the majority owner. Located at One Post Street, San Francisco, CA 94104, the firm managed assets of approximately $4.5 billion as of June 30, 1999.

Thorsell, Parker Partners, Inc. ("Thorsell"), a registered investment adviser serves as Adviser to the Small Capitalization Portfolio. The firm is located at 265 Post Road West, Westport, Connecticut 06880. Thorsell is owned by its current employees with a controlling interest (approximately 70%) held by Richard L. Thorsell. As of August 31, 1999, Thorsell had approximately $250 million of assets under management.

         Sterling Capital Management Company ("Sterling"), a registered investment adviser, is the Adviser to the U.S. Government Money Market Portfolio. Sterling is a North Carolina corporation formed in 1970 and located at One First Union Center, 301 S. College Street, Suite 3200, Charlotte, NC 28202. Sterling is a wholly-owned subsidiary of United Asset Management Corporation and provides investment management services to corporations, pension and profit-sharing plans, trusts, estates and other institutions and individuals. As of August 31, 1999, Sterling had approximately $3.3 billion in assets under management. Since 1982, Sterling has been involved with the distribution of the North Carolina Capital Management Trust, a money market mutual fund offered exclusively to public units in the state, the first such fund to be registered with the Securities and Exchange Commission. As of August 31, 1999, the asset value of this fund was approximately $2.9 billion.

         Friends Ivory & Sime, Inc. ("FIS"), a registered investment adviser, is the Adviser to the International Equity Portfolio and, in connection therewith, has entered into a sub-investment advisory agreement with Friends Ivory & Sime plc of London, England. Pursuant to such sub-investment advisory agreement, Friends Ivory & Sime plc performs investment advisory and portfolio transaction services for the Portfolio. While Friends Ivory & Sime plc is responsible for the day-to-day management of the Portfolio's assets, FIS reviews investment performance, policies and guidelines, facilitates communication between Friends Ivory & Sime plc and the Manager and maintains certain books and records.

         FIS (formerly Ivory & Sime International, Inc.) was organized in 1978, and as of February, 1998 is a wholly-owned subsidiary of Friends Ivory & Sime plc. FIS offers clients in the United States the services of Friends Ivory & Sime plc in global securities markets. Friends Ivory & Sime plc is a subsidiary of Friends Provident Group. Friends Provident was founded in 1832, and is a mutual life assurance company registered in England. As of August 31, 1999, the firm and its affiliates managed approximately $53.3 billion of global equity investments. FIS is located at One World Trade Center, Suite 2101, New York, NY 10048, and Friends Ivory & Sime plc is located at Princes Court, 7 Princes Street, London, England EC2R8AQ.

                                                   ADMINISTRATION

         State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, is the custodian of the assets of the Trust, and calculates the net asset value of the shares of each Portfolio and creates and maintains the Trust's required financial records.

Funds Distributor, Inc. provides administrative services and manages the administrative affairs of the Trust.

                                               SHAREHOLDER INFORMATION

                                              PRICING PORTFOLIO SHARES

         The price of shares of each Portfolio called "net asset value," is based on the value of the Portfolio's investments.

         The net asset value per share of each Portfolio is determined once daily at the close of trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Standard Time) on each day that the NYSE is open.
Shares will not be priced on days that the NYSE is closed.

         The value of each Portfolio's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which an Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trust's Board of Trustees. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price.

         All securities held by the U.S. Government Money Market Portfolio and debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

                                                 PURCHASE OF SHARES

         Purchase of shares of a Portfolio must be made through a dealer having a sales agreement with Funds Distributor, Inc., the Trust's general distributor (the "Distributor"), or directly through the Distributor. The purchase price is the net asset value per share next determined after receipt of an order by the Distributor.

         The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Trust offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs.

         The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. After further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor's account.

                                          CONTINGENT DEFERRED SALES CHARGE

         Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be invested in the Trust. A CDSC, however, will be imposed on most shares redeemed within six years after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor's purchase payments for shares made during the six years preceding the redemption. In addition, shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets.

         Shares of the Trust which are held for six years or more after purchase will not be subject to any CDSC upon redemption. Shares redeemed earlier than six years after purchase may, however, be subject to a CDSC which will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The size of this percentage will depend upon how long the shares have been held, as set forth in the following table:

              ------------------------------------------------------------

              Year Since
              Purchase                      SC as a Percentage
              Payment Made                   Amount Redeemed
              ------------------------------------------------------------
              ------------------------------------------------------------

              First.........................           5.0%
              ------------------------------------------------------------
              ------------------------------------------------------------

              Second........................           4.0%
              ------------------------------------------------------------
              ------------------------------------------------------------

              Third.........................           4.0%
              ------------------------------------------------------------
              ------------------------------------------------------------

              Fourth........................           3.0%
              ------------------------------------------------------------
              ------------------------------------------------------------

              Fifth.........................           2.0%
              ------------------------------------------------------------
              ------------------------------------------------------------

              Sixth.........................           1.0%
              ------------------------------------------------------------
              ------------------------------------------------------------

              Seventh and thereafter........           None
              ------------------------------------------------------------

         CDSC  Waivers.  A CDSC will not be imposed  on:  (i) any  amount  which represents an increase in value of shares purchased within the six years preceding the redemption; (ii) the current net asset value of shares purchased more than six years prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and (iii) above (in that order) are redeemed first.
         In addition, the CDSC, if otherwise applicable, will be waived in the case of:
(1) redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;
         (2) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b)
                  distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA;

         (3) certain redemptions pursuant to the Portfolio's Systematic Withdrawal Plan (see "Redemption of Shares--Systematic Withdrawal Plan").
         With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of an IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder's entitlement.
         Conversion to Class I Shares. Class B shares will convert automatically to Class I shares, based on the relative net asset values of the shares of the two Classes on the conversion date, which will be approximately eight (8) years after the date of the original purchase, or if acquired through an exchange or a series of exchanges, from the date the original shares were purchased. The conversion of shares will take place in the month following the eighth anniversary of the purchase. There will also be converted at that time such proportion of shares acquired through automatic reinvestment of dividends and distributions owned by the shareholder as the total number of his or her shares converting at the time bears to the total number of outstanding shares purchased and owned by the shareholder.
         Currently, the Class I share conversion is not a taxable event, the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.

                                                PLAN OF DISTRIBUTION
         The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act with respect to the distribution of shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 1.0% of the average net assets. Up to 0.25% of average daily net assets may be paid directly to the Manager for support services. The fee is treated by each Portfolio as an expense in the year it is accrued. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

         Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to an expenses of Dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolios' shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate Dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.
         Continuous Offering. For Class B shares of the Trust, the minimum initial investment in the Trust is $10,000 and the minimum investment in any individual Portfolio (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio. For employees and relatives of: the Manager, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Portfolio minimum. There is no minimum initial investment for employee benefit plans, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for any Portfolio. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.
         The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder's designated account. For further information regarding the Automatic Investment Plan, shareholders should contact the Trust at 800-807-FUND (800-807-3863).

          The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

                                                REDEMPTION OF SHARES
         Shares of a Portfolio may be redeemed at no charge on any day that the Portfolio calculates its net asset value. Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day less the amount of any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value next determined. A Portfolio is required to transmit redemption proceeds for credit to the shareholder's account at no charge within seven days after receipt of a redemption request Redemption of shares purchased by check will not be effected until the check clears, which may take up to 15 days.
         Redemption requests may be given to a dealer having a selling agreement with the Distributor (who is responsible for transmitting them to the Trust's Transfer Agent) or directly to the Transfer Agent, if the shareholder purchased shares directly from the Distributor. In order to be effective, certain redemption requests of a shareholder may require the submission of documents commonly required to assure the safety of a particular account.
         The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.
         Certain requests require a signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee in the discretion of the Trust or Transfer Agent):
                  1.       Re-registration of the account.
                  2.       Changing bank wiring instructions on the account.
                  3.       Name change on the account.
                  4. Setting up/changing systematic withdrawal plan to a secondary address.

                  5.       Redemptions greater than $25,000.
                  6. Any redemption check that is made payable to someone other than the shareholder(s). 7. Any redemption check that is being mailed to a different address than the address of record.
                  8. Your account registration has changed within the last 30 days. You should be able to obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.
         Involuntary Redemptions. Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $7,500 or less as a result of redemptions, but not as a result of a fluctuation in a Portfolio's net asset value after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains. No CDSC will be imposed on any involuntary redemption.
         No CDSC is imposed at the time of any exchange of shares, although any applicable CDSC will be imposed upon ultimate redemption. The Trust may in the future offer an exchange feature involving shares of an unaffiliated Fund group subject to receipt of appropriate regulatory relief.
         Exchange Privilege. Shares of a Portfolio may be exchanged without payment of any exchange fee for shares of another Portfolio of the same Class at their respective net asset values.
         An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

         The Manager reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission.
         With regard to redemptions and exchanges made by telephone, the Distributor and the Trust's Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.
         Because excessive trading (including short-term "market timing" trading can limit a Portfolio's performance, each Portfolio may refuse any exchange orders (1) if they appear to be market-timing transactions involving significant portions of a Portfolio's assets or (2) from any shareholder account if the shareholder or his or her broker-dealer has been advised that previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

                                             DIVIDENDS AND DISTRIBUTIONS

         Net investment income (i.e., income other than long and short term capital gains) and net realized long and short term capital gains will be determined separately for each Portfolio. Dividends derived from net investment income and distributions of net realized long and short term capital gains paid by a Portfolio to a shareholder will be automatically reinvested (at current net asset value) in additional shares of that Portfolio (which will be deposited in the shareholder's account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Dividends attributable to the net investment income of the U.S. Government Money Market Portfolio, the Municipal Bond Portfolio and the Investment Quality Bond Portfolio will be declared daily and paid monthly. Shareholders of those Portfolios receive dividends from the day following the purchase up to an including the date of redemption. Dividends attributable to the net investment income of the remaining Portfolios are declared and paid annually. Distributions of any net realized long term and short term capital gains earned by a Portfolio will be made annually. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC and will be eligible for conversion on a pro rata basis.

                                                  TAX CONSEQUENCES
         The following tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust.
         Taxes on Distributions. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust.
         With respect to the Municipal Bond Portfolio, income derived from certain municipal securities may be subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.
         You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends and capital gains for tax purposes.

         Taxes on Sales. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.
         When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

                                                FINANCIAL HIGHLIGHTS
         The financial highlights table is intended to help you understand each Portfolio's financial performance for the life of each Portfolio. The total returns in the table represent the rate an investor would have earned or lost on an investment in each respective Portfolio (assuming reinvestment of all dividends and distributions).
         This information has been audited by [Ernst & Young], Independent Auditors whose report, along with the financial statements for each Portfolio is included in the annual report, which is available upon request.
[Name of each Portfolio]
-------------------------------------------------- ---------- ---------- -------
Class B Shares

For the period January 1, 1999
through August 31, 1999
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

   Selected Per Share Data:
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

Net asset value, beginning of period                       $
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------


-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

Income (loss) from investment operations:
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

   Net investment income (loss)
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

   Net realized and unrealized gain (loss)
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

Total income (loss) from investment operations
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

Dividends to shareholders from net realized gain           -
on investment income
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

   Distributions to shareholders from net                  -
   realized gain on investments
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------


Net asset value, end of period                             $
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------


-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

   Total Return                                            %
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------


-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

   Ratios to Average Net Assets:
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

Expenses                                                   %
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

Net investment loss                                        %
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------


-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

   Supplemental Data:
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

Net assets, end of period, in thousands                    $
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

Portfolio turnover rate                                    %
-------------------------------------------------- ---------- ---------- -------

*  Commencement of operations.

[Back Cover]


       Additional information about each Portfolio's investments is available in the Trust's Annual and Semi-Annual Reports to Shareholders. In the Trust's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. The Trust's Statement of Additional Information also provides additional information about each Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Trust, or to make shareholder inquiries, please call:

                                                   (800) 807-FUND

       You also may obtain information about the Trust by calling your financial advisor or by visiting our Internet site at:

                                             http://www.saratogacap.com

       Information  about the  Trust  (including  the  Statement  of  Additional
Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (800) SEC-0330. Reports and other information about the Trust are available on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

       The Trust's Investment Company Act file number is 811-08542.




--------
                                           1/ The  Lipper  U.S.  Treasury  Money
                                           Market Fund Index  consists of the 30
                                           largest   mutual  funds  that  invest
                                           principally    in    U.S.    Treasury
                                           obligations   with    dollar-weighted
                                           average  maturities  of less  than 90
                                           days.       1/       The       Lipper
                                           Short-Intermediate  Investment  Grade
                                           Debt Funds  Index  consists of the 30
                                           largest  mutual  funds that invest at
                                           least   65%  of   their   assets   in
                                           investment  grade debt issues  (rated
                                           in  the   top   four   grades)   with
                                           dollar-weighted average maturities of
                                           1  to  5   years.   2/   The   Lehman
                                           Intermediate     Government/Corporate
                                           Bond Index is  composed  of the bonds
                                           in  the  Lehman  Government/Corporate
                                           Bond  Index   that  have   maturities
                                           between 1 and 9.99 years.  The Lehman
                                           Government/Corporate    Bond    Index
                                           consists   of   approximately   5,400
                                           issues.   The   securities   must  be
                                           investment grade (BAA or higher) with
                                           amounts  outstanding  in excess of $1
                                           million and have at least one year to
                                           maturity.  The  Lehman  Index  is  an
                                           unmanaged   index   which   does  not
                                           include fees and expenses.  Investors
                                           may not invest directly in the Index.
                                           1/ The Lipper General  Municipal Debt
                                           Funds   Index   consists  of  the  30
                                           largest  mutual  funds that invest at
                                           least   65%  of   their   assets   in
                                           municipal debt issues in the top four
                                           credit   ratings.   2/   The   Lehman
                                           Brothers    Municipal    Bond   Index
                                           consists  of   approximately   25,000
                                           municipal bonds which are selected to
                                           be  representative  of the long-term,
                                           investment   grade   tax-exempt  bond
                                           market.  The bonds  selected  for the
                                           index     have     the      following
                                           characteristics:   a  minimum  credit
                                           rating of at least Baa;  an  original
                                           issue of at  least  $50  million;  at
                                           least  $3   million   of  the   issue
                                           outstanding;  issued  within the last
                                           five  years;  and  a  maturity  of at
                                           least one year.  The Lehman  Index is
                                           an  unmanaged  index  which  does not
                                           include fees and expenses.  Investors
                                           may not invest directly in the Index.
                                           1/ The  Lipper  Capital  Appreciation
                                           Funds   Index   consists  of  the  30
                                           largest  mutual  funds  that  aim  at
                                           maximum     capital     appreciation,
                                           frequently  by  means of 100% or more
                                           portfolio    turnover,    leveraging,
                                           purchasing  unregistered  securities,
                                           purchasing  options,  etc. (the funds
                                           may take  large cash  positions).  2/
                                           The   Standard   &   Poor's    500(R)
                                           Composite  Stock  Price  Index  is  a
                                           capital  weighted index  representing
                                           the  aggregate  market  value  of the
                                           common equity of 500 stocks primarily
                                           traded on the NYSE.  These 500 stocks
                                           are  composed of 400  industrial,  40
                                           utility,   40   financial,   and   20
                                           transportation  companies. The weight
                                           of  each   stock  in  the   index  is
                                           proportional  to its price  times its
                                           shares  outstanding.  The  Standard &
                                           Poor's  500  is  an  unmanaged  index
                                           which  does  not  include   fees  and
                                           expenses,     and     includes    the
                                           reinvestment    of   all   dividends.
                                           Investors may not invest in the Index
                                           directly.   3/  The  S&P/Barra  Value
                                           Index is  constructed by dividing the
                                           stocks in the S&P 500 Index according
                                           to   price-to-book    ratios.    This
                                           unmanaged  Index contains stocks with
                                           lower  price-to-book  ratios  and  is
                                           market capitalization  weighted.  The
                                           S&P/Barra   Value   Index   does  not
                                           include   fees  and   expenses,   and
                                           investors may not invest  directly in
                                           the Index. 1/ The Lipper Growth Funds
                                           Index  consists  of  the  30  largest
                                           mutual funds that normally  invest in
                                           companies  whose  long-term  earnings
                                           are  expected  to grow  significantly
                                           faster  than  the   earnings  of  the
                                           stocks   represented   in  the  major
                                           unmanaged   stock  indices.   2/  The
                                           Standard  & Poor's  500(R)  Composite
                                           Stock   Price   Index  is  a  capital
                                           weighted   index   representing   the
                                           aggregate  market value of the common
                                           equity of 500 stocks primarily traded
                                           on the  NYSE.  These 500  stocks  are
                                           composed   of  400   industrial,   40
                                           utility,   40   financial,   and   20
                                           transportation  companies. The weight
                                           of  each   stock  in  the   index  is
                                           proportional  to its price  times its
                                           shares  outstanding.  The  Standard &
                                           Poor's  500  is  an  unmanaged  index
                                           which  does  not  include   fees  and
                                           expenses,     and     includes    the
                                           reinvestment    of   all   dividends.
                                           Investors may not invest in the Index
                                           directly.  3/  The  S&P/Barra  Growth
                                           Index is  constructed by dividing the
                                           stocks in the S&P 500 Index according
                                           to   price-to-book    ratios.    This
                                           unmanaged  Index contains stocks with
                                           higher  price-to-book  ratios  and is
                                           market capitalization  weighted.  The
                                           S&P/Barra   Growth   Index  does  not
                                           include   fees  and   expenses,   and
                                           investors may not invest  directly in
                                           the Index.  1/ The  Lipper  Small Cap
                                           Funds   Index   consists  of  the  30
                                           largest    mutual   funds   that   by
                                           prospectus   or  portfolio   practice
                                           invest  primarily in  companies  with
                                           market  capitalizations  less than $1
                                           billion at the time of  purchase.  2/
                                           The Russell  2000 Index is  comprised
                                           of the 2,000 smallest U.S.  domiciled
                                           publicly  traded  common stocks which
                                           are  included  in  the  Russell  3000
                                           index.  The common stocks included in
                                           the  Russell  2000  Index   represent
                                           approximately  10% of the U.S. equity
                                           market   as    measured   by   market
                                           capitalization.   The  Russell   3000
                                           Index  is an  unmanaged  index of the
                                           3,000 largest U.S. domiciled publicly
                                           traded   common   stocks   by  market
                                           capitalization           representing
                                           approximately   98%   of   the   U.S.
                                           publicly  traded equity  market.  The
                                           Russell  2000  Index is an  unmanaged
                                           index which does not include fees and
                                           expenses,   and   whose   performance
                                           reflects    reinvested     dividends.
                                           Investors may not invest in the Index
                                           directly.  1/ The Europe,  Australia,
                                           Far  East  Index  (EAFE)  is a widely
                                           recognized  index  prepared by Morgan
                                           Stanley Capital  International.  This
                                           unmanaged  index consists of non-U.S.
                                           companies  which are listed on one of
                                           twenty  foreign  markets  and assumes
                                           the    reinvestment   of   dividends.
                                           Investors may not invest in the Index
                                           directly.  The Gross Domestic Product
                                           (GDP)  version  of the  index is used
                                           above.




                                              SARATOGA ADVANTAGE TRUST
                                       SIMPLIFIED PROSPECTUS - CLASS C SHARES

[Front Cover]
[Saratoga Advantage Trust - Class C Shares]
[Prospectus - Date]
         The Saratoga Advantage Trust is a mutual fund company comprised of 7 separate mutual fund portfolios, each with its own distinctive investment objectives and policies. The Portfolios are:


 U.S. Government Money Market Portfolio   Large Capitalization Value Portfolio

 Investment Quality Bond Portfolio        Large Capitalization Growth Portfolio

 Municipal Bond Portfolio                 Small Capitalization Portfolio

                                          International Equity Portfolio


         The  Portfolios  are  managed  by  Saratoga  Capital   Management  (the
"Manager"). Each Portfolio is advised by an investment adviser selected and supervised by the Manager.

         The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor's account.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

16843104.1 102999 1117E 99558777

                                                        -60-
                                                  TABLE OF CONTENTS



THE PORTFOLIOS

 U.S. GOVERNMENT MONEY MARKET PORTFOLIO........................3

 INVESTMENT QUALITY BOND PORTFOLIO.............................7

 MUNICIPAL BOND PORTFOLIO.....................................12

 LARGE CAPITALIZATION VALUE PORTFOLIO.........................17

 LARGE CAPITALIZATION GROWTH PORTFOLIO........................21

 SMALL CAPITALIZATION PORTFOLIO...............................25

 INTERNATIONAL EQUITY PORTFOLIO...............................29

 ADDITIONAL INVESTMENT STRATEGY INFORMATION...................35

 ADDITIONAL RISK INFORMATION..................................37

 SUMMARY OF TRUST EXPENSES....................................40

 INVESTMENT MANAGER...........................................43

 ADVISERS 44

 ADMINISTRATION...............................................46



SHAREHOLDER INFORMATION

 PRICING PORTFOLIO SHARES...................................47

 PURCHASE OF SHARES.........................................47

 REDEMPTION OF SHARES.......................................52

 DIVIDENDS AND DISTRIBUTIONS................................55

 TAX CONSEQUENCES...........................................55

 FINANCIAL HIGHLIGHTS.......................................57

                                              THE PORTFOLIOS
                                  U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Investment Objective

         The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

The Adviser

         The Portfolio is advised by Sterling Capital Management Company. All investment decisions for the Portfolio are made by Sterling Capital's investment committee.

Principal Investment Strategies

         The Portfolio will invest in high quality, short-term U.S. Government securities. The Adviser seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment.

         The U.S. Government securities that the Portfolio may purchase include:

o S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

o Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.

o

o Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Bank.

o Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

         In addition,  the Portfolio may invest in  repurchase  agreements  with
respect  to  securities  issued  by  the  U.S.  Government,   its  agencies  and
instrumentalities.

Principal Risks

         There is no assurance that the Portfolio will achieve its investment objectives.

         Credit and Interest Rate Risks. A principal risk of investing in the Portfolio is associated with its U.S. Government securities investments, which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

         Credit risk is minimal with respect to the Portfolio's U.S. Government securities investments. Repurchase agreements involve a greater degree of credit risk. The Adviser, however, actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds, such as the Portfolio, to invest only in high quality debt obligations and short maturities.

         An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in this Portfolio.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This chart shows how the performance of the Portfolio's Class I shares has varied from year to year over the life of the Portfolio.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[OBJECT OMITTED]
--------------------------------------------------------------------------------















During the periods shown in the bar chart, the highest return for a calendar quarter was 1.5% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was 1.0% (quarter ended June 30, 1999). Year-to-date total return as of August 31, 1999 was 2.7%.



----------------
   ** Class C shares of the Portfolio commenced operations on January 1, 1999. The returns shown in the chart are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and Class C shares would have substantially similar returns because both Classes are invested in the same portfolio of securities. The returns for Class C shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's
average annual returns with those of
a broad measure of market performance
over time, as well as with an index
of funds with similar investment
objectives.  The Portfolio's returns
include the maximum applicable sales
charge and assume you sold your
shares at the end of each period.


               Average Annual Total Returns (as of August 31, 1999)
  ---------------------------------------------------------------------------
  --------------------------------- ----------------- -----------------------

                                                        Life of Portfolio
                                      Past 1 Year         (since 9/2/94)
  --------------------------------- ----------------- -----------------------
  --------------------------------- ----------------- -----------------------

  U.S. Government Money Market
  Portfolio                                     4.1%                    4.6%
  --------------------------------- ----------------- -----------------------
  --------------------------------- ----------------- -----------------------

  Lipper U.S. Treasury Money
  Market Index1/                                4.3%                    4.8%
              -
  --------------------------------- ----------------- -----------------------
  --------------------------------- ----------------- -----------------------

  90 Day T-Bills                                4.4%                    5.0%
  --------------------------------- ----------------- -----------------------


Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                                          INVESTMENT QUALITY BOND PORTFOLIO

Investment Objective

         The  Investment   Quality  Bond  Portfolio  seeks  current  income  and
reasonable stability of principal.

The Adviser

The Portfolio is advised by Fox Asset Management, Inc. The Portfolio is managed by a management team lead by J. Peter Skirkanich, John Sampson, James O'Mealia, and Doug Edler. Mr. Skirkanich is the President and Chief Investment Officer of Fox and founded the firm in 1985. Mr. Sampson is a Managing Director and joined the firm in 1998 from Pharos Management LLC, a consulting firm specializing in fixed income investments. Mr. O'Mealia is a Managing Director of Fox and joined the firm in 1998 from Sunnymeath Asset Management Inc., where he was President. Mr. Edler is a Vice President of Fox; he joined Fox in 1999 from J.P. Morgan & Co., Inc. where he managed that firm's proprietary fixed income investments.

Principal Investment Strategies

         The Portfolio will normally invest at least 65% of its assets in investment grade fixed-income securities or in non-rated securities considered by the Adviser to be of comparable quality. The Portfolio may also invest in non-convertible fixed income preferred stock and mortgage pass-through securities. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, interest rate trends and other factors such as the issuer's creditworthiness. The average maturity of the securities held by the Portfolio may range from three to ten years.

         Mortgage pass-through securities are mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by the U.S. government or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest principal payments made by the individual borrowers on the pooled mortgage loans.

         The Portfolio may invest in mortgage pass-through securities that are issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. These securities are either direct obligations of the U.S. Government, or the issuing agency/instrumentality has the right to borrow from the U.S. Treasury to meet its obligations, although the Treasury is not legally required to extend credit to the agency/instrumentality.

         Private mortgage pass-through securities also can be Portfolio investments. They are issued by private originators of and investors in mortgage loans, including savings and loan associations and mortgage banks. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of a U.S. Government agency, the securities generally are structured with one or more type of credit enhancement.

         In addition, the Portfolio may invest up to 5% of its net assets in fixed-income securities rated lower than investment grade, commonly known as "junk bonds."

         Principal Risks

         There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

         Fixed-Income Securities. Principal risks of investing in the Portfolio are associated with its fixed-income investments. All fixed-income securities, such as corporate bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

         Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities.

         Mortgage-Backed Securities. The Portfolio may invest in mortgage-backed securities, such as mortgage pass-through securities, which have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Portfolio to invest the proceeds at generally lower interest rates.

         Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Manager and/or Adviser, could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

         Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments including the risks associated with junk bonds. For more information about these risks, see the "Additional Risk Information" section.

         Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This chart shows how the performance of the Portfolio's Class I shares has varied from year to year over the life of the Portfolio.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[OBJECT OMITTED]
--------------------------------------------------------------------------------
















During the periods shown in the bar chart, the highest return for a calendar quarter was 4.0% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was -0.7% (quarter ended March 31, 1996).
Year-to-date total return as of August 31, 1999 was -0.8%.



-------------------

   ** Class C shares of the Portfolio commenced operations on January 1, 1999. The returns shown in the chart are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and Class C shares would have substantially similar returns because both Classes are invested in the same portfolio of securities. The returns for Class C shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL

TOTAL RETURNS

This table compares the Portfolio's
average annual returns with those of
a broad measure of market performance
over time, as well as with an index
of funds with similar investment
objectives.  The Portfolio's returns
include the maximum applicable sales
charge and assume you sold your
shares at the end of each period.

       Average Annual Total Returns (as of August 31, 1999)
  ---------------------------------------------------------------------------
  --------------------------------- ---------------- ------------------------

                                                        Life of Portfolio
                                      Past 1 Year        (since 9/2/94)
  --------------------------------- ---------------- ------------------------
  --------------------------------- ---------------- ------------------------

  Investment Quality Bond
  Portfolio                                    1.3%                     5.2%
  --------------------------------- ---------------- ------------------------
  --------------------------------- ---------------- ------------------------

  Lipper Short-Intermediate
  Investment Grade Debt Funds                  2.1%                     6.1%
  Index1/
       -
  --------------------------------- ---------------- ------------------------
  --------------------------------- ---------------- ------------------------

  Lehman Intermediate
  Government/Corporate Bond                    2.2%                     6.7%
  Index2/
- --------------------------------- ---------------- ------------------------


Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                                              MUNICIPAL BOND PORTFOLIO

Investment Objective

         The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

The Adviser

         The Portfolio is advised by OpCap Advisors. It is managed by a management team lead by Matthew Greenwald, Senior Vice President of Oppenheimer Capital, the parent of OpCap Advisors. Mr. Greenwald has been a fixed income portfolio manager and financial analyst for Oppenheimer Capital since 1989. From 1984-1989 he was a fixed income portfolio manager with PaineWebber's Mitchell Hutchins Asset Management.

Principal Investment Strategies

         The Portfolio will normally invest at least 80% of its assets in securities that pay interest exempt from federal income taxes. The Portfolio's Adviser generally invests the Portfolio's assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. The Portfolio will invest primarily in municipal bonds rated within the four highest grades by Moody's Investors Service Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch IBCA, Inc. ("Fitch") or, if not rated, of comparable quality in the opinion of the Adviser. The Portfolio may invest without limit in municipal obligations that pay interest income subject to the "alternative income tax" although it does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income.

         Municipal bonds, notes and commercial paper are commonly classified as either "general obligation" or "revenue." General obligation bonds, notes, and commercial paper are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. The Portfolio's municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

Principal Risks

         There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Credit  and  Interest  Rate  Risks.  Municipal  obligations,   like  other  debt
securities, are subject to two types of risks: credit risk and interest rate risk.

         Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

         Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

         The Portfolio is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

         Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

         Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

During the periods shown in the bar chart, the highest return for a calendar quarter was 5.9% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -2.6% (quarter ended December 31, 1994).
Year-to-date total return as of August 31, 1999 was -3.8%.

-------------------
   ** Class C shares of the Portfolio commenced operations on January 1, 1999. The returns shown in the chart are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and Class C shares would have substantially similar returns because both Classes are invested in the same portfolio of securities. The returns for Class C shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's
average annual returns with those of
a broad measure of market performance
over time, as well as with an index
of funds with similar investment
objectives.  The Portfolio's returns
include the maximum applicable sales
charge and assume you sold your
shares at the end of each period.


            Average Annual Total Returns (as of August 31, 1999)
--------------------------------------------------------------------------
--------------------------------- ---------------- -----------------------

                                                     Life of Portfolio
                                    Past 1 Year        (since 9/2/94)
--------------------------------- ---------------- -----------------------
--------------------------------- ---------------- -----------------------

Municipal Bond Portfolio                    -2.6%                    4.5%
--------------------------------- ---------------- -----------------------
--------------------------------- ---------------- -----------------------

Lipper General Municipal Debt
Funds Index1/                               -1.2%                    5.8%
--------------------------------- ---------------- -----------------------
--------------------------------- ---------------- -----------------------

Lehman Municipal Bond Index2/
                                             0.5%                    6.0%
--------------------------------- ---------------- -----------------------



Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                                       LARGE CAPITALIZATION VALUE PORTFOLIO

Investment Objective

         The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.

The Adviser

         The Portfolio is advised by OpCap Advisors. It is managed by a portfolio team comprised of senior professionals of OpCap Advisors. One member of the team, Frank LeCates, has primary supervisory authority over implementation of the management team's purchase and sale recommendations. Mr. LeCates is the Director of Research at Oppenheimer Capital, the parent of OpCo Advisors. Mr. LeCates brings 28 years of investment experience to his current position. Formerly with Donaldson, Lufkin & Jenrette for 18 years, he has served as head of institutional equity sales, Director of Research and as a securities analyst. Mr. LeCates graduated from Princeton University, earned an MBA at Harvard Business School and is a CFA.

Principal Investment Strategies

         The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of common stocks and securities convertible into common stocks. At least 65% of the Portfolio assets will be invested in common stocks of issuers with total market capitalizations of $1 billion or greater at the time of purchase. The Adviser focuses its securities selection on highly liquid equity securities that, in the Adviser's opinion, have above average price appreciation potential at the time of purchase. In general, securities are characterized as having above average dividend yields and below average price earnings ratios relative to the stock market in general, as measured by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). Other factors, such as earnings, the issuer's ability to generate cash flow in excess of business needs and sustain above average profitability, as well as industry outlook and market share, are also considered by the Adviser.

         In addition, the Portfolio may invest in stock index futures contracts and options.

Principal Risks

         There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

         Common Stocks. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

         Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments including the risks associated with stock index futures contracts and options. For information about these risks, see the "Additional Risk Information" section.

         Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
[OBJECT OMITTED]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This chart shows how the performance of the Portfolio's Class I shares has varied from year to year over the life of the Portfolio.
--------------------------------------------------------------------------------














During the periods shown in the bar chart, the highest return for a calendar quarter was 14.9% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -13.1% (quarter ended September 30, 1998).
Year-to-date total return as of August 31, 1999 was 1.8%.






-------------------
   ** Class C shares of the Portfolio commenced operations on January 1, 1999. The returns shown in the chart are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and Class C shares would have substantially similar returns because both Classes are invested in the same portfolio of securities. The returns for Class C shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's
average annual returns with those of
a broad measure of market performance
over time, as well as with an index
of funds with similar investment
objectives.  The Portfolio's returns
include the maximum applicable sales
charge and assume you sold your
shares at the end of each period.



               Average Annual Total Returns (as of August 31, 1999)
   ---------------------------------------------------------------------------
   ---------------------------------- ---------------- -----------------------

                                                         Life of Portfolio
                                        Past 1 Year        (since 9/2/94)
   ---------------------------------- ---------------- -----------------------
   ---------------------------------- ---------------- -----------------------

   Large Capitalization Value
   Portfolio                                    19.8%                   18.7%
   ---------------------------------- ---------------- -----------------------
   ---------------------------------- ---------------- -----------------------

   Lipper Capital Appreciation
   Funds Index1/                                44.4%                   18.8%
              -
   ---------------------------------- ---------------- -----------------------
   ---------------------------------- ---------------- -----------------------

   S&P 500(R)Composite Stock Price               39.8%                   25.1%
   Index2/
        -

   S&P/Barra Value Index3/                      34.1%                   20.8%
                        -
   ---------------------------------- ---------------- -----------------------


Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                                        LARGE CAPITALIZATION GROWTH PORTFOLIO

Investment Objective

         The Large Capitalization Growth Portfolio seeks capital appreciation.

The Adviser

         The Portfolio is advised by the Harris Bretall Sullivan & Smith, L.L.C. Stock selection for the Portfolio is made by the Strategy and Investment Committees of Harris Bretall. The Portfolio is managed by a management team lead by Jack Sullivan and Gordon Ceresino. Mr. Sullivan is a partner of Harris Bretall and has been associated with the firm since 1981. Mr. Ceresino is a Partner of Harris Bretall and has been associated with the firm since 1991.

Principal Investment Strategies

         The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of common stocks that, in the Adviser's opinion, are characterized by earnings growth in excess of that of the S&P 500. The Portfolio will also normally invest at least 65% of its assets in common stocks of issuers with total market capitalizations of $3 billion or more. In making investments, the Adviser evaluates factors believed to be favorable to long-term capital appreciation, including specific financial characteristics of the issuer such as historical earnings growth, sales growth, profitability and return on equity. The Adviser also analyzes the issuer's position within its industry as well as the quality and experience of the issuer's management.

Principal Risks

         There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

         Common Stocks. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

         Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

         Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
[OBJECT OMITTED]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This chart shows how the performance of the Portfolio's Class I shares has varied from year to year over the life of the Portfolio.
--------------------------------------------------------------------------------













-------------------
   ** Class C shares of the Portfolio commenced operations on January 1, 1999. The returns shown in the chart are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and Class C shares would have substantially similar returns because both Classes are invested in the same portfolio of securities. The returns for Class C shares would differ from those for Class I only to the extent that the Classes have different expenses.
During the periods shown in the bar chart, the highest return for a calendar quarter was 34.3% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -13.2% (quarter ended September 30, 1998).
Year-to-date total return as of August 31, 1999 was 8.6%.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's
average annual returns with those of
a broad measure of market performance
over time, as well as with an index
of funds with similar investment
objectives.  The Portfolio's returns
include the maximum applicable sales
charge and assume you sold your
shares at the end of each period.


              Average Annual Total Returns (as of August 31, 1999)
  ----------------------------------------------------------------------------
  ------------------------------------ ---------------- ----------------------

                                                          Life of Portfolio
                                         Past 1 Year       (since 9/2/94)
  ------------------------------------ ---------------- ----------------------
  ------------------------------------ ---------------- ----------------------

  Large Capitalization Growth
  Portfolio                                      54.0%                  23.5%
  ------------------------------------ ---------------- ----------------------
  ------------------------------------ ---------------- ----------------------

  Lipper Growth Funds Index1/                    41.3%                  21.2%
                           -
  ------------------------------------ ---------------- ----------------------
  ------------------------------------ ---------------- ----------------------

  S&P 500(R) Composite Stock Price
  Index2/                                        39.8%                  25.1%
       -

  S&P/Barra Growth Index3/                       44.8%                  29.2%
                        -
  ------------------------------------ ---------------- ----------------------


Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                                           SMALL CAPITALIZATION PORTFOLIO

Investment Objective

         The Small Capitalization Portfolio seeks maximum capital appreciation.

The Adviser

         The Portfolio is advised by Thorsell, Parker Partners, Inc. It is managed by a management team lead by Richard Thorsell, Managing Partner and Chief Investment Officer of Thorsell since 1991.

Principal Investment Strategies

         The Portfolio will normally invest at least 80% of its assets in common stocks. At least 65% of the Portfolio's assets will be invested in common stocks of issuers with, at the time of purchase, total market capitalizations of less than $1 billion; at least one-third of the Portfolio's assets will be invested in common stocks of companies with total market capitalizations of $550 million or less at the time of purchase. In selecting investments for the Portfolio, the Adviser seeks small capitalization growth companies that it believes are undervalued in the marketplace. These companies typically are under-followed by investment firms and undervalued relative to their growth prospects. The Portfolio may also invest in companies that offer the possibility of accelerating earnings growth due to internal changes such as new product introductions, synergistic acquisitions or distribution channels or external changes affecting the marketplace for the company's products and services. Such external factors can be demographic, regulatory, legislative, technological, social or economic.

Principal Risks

         There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

         Common Stocks. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

         Small & Medium Capitalization Companies. The Portfolio's investments in smaller and medium-sized companies carry more risk than investments in larger companies. While some of the Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter market. The low market liquidity of these securities may have an adverse impact on the Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing its securities. Investing in lesser-known, smaller and medium capitalization companies involves greater risk of volatility of the Portfolio's net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

         Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

         Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This chart shows how the performance of the Portfolio's Class I shares has varied from year to year over the life of the Portfolio.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[OBJECT OMITTED]
--------------------------------------------------------------------------------














-------------------

   ** Class C shares of the Portfolio commenced operations on January 1, 1999. The returns shown in the chart are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and Class C shares would have substantially similar returns because both Classes are invested in the same portfolio of securities. The returns for Class C shares would differ from those for Class I only to the extent that the Classes have different expenses.



During the periods shown in the bar chart, the highest return for a calendar quarter was 22.6% (quarter ended June 30, 1999) and the lowest return for a calendar quarter was -28.4% (quarter ended September 30, 1998). Year-to-date total return as of August 31, 1999 was 7.9%.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's
average annual returns with those of
a broad measure of market performance
over time, as well as with an index
of funds with similar investment
objectives.  The Portfolio's returns
include the maximum applicable sales
charge and assume you sold your
shares at the end of each period.


              Average Annual Total Returns (as of August 31, 1999)
   -----------------------------------------------------------------------------
   ------------------------------------ ----------------- ----------------------

                                                            Life of Portfolio
                                          Past 1 Year        (since 9/2/94)
   ------------------------------------ ----------------- ----------------------
   ------------------------------------ ----------------- ----------------------

   Small Capitalization Portfolio
                                                   34.9%                   9.2%
   ------------------------------------ ----------------- ----------------------
   ------------------------------------ ----------------- ----------------------

   Lipper Small Cap Funds Index1/
                                                   32.7%                  12.8%
   ------------------------------------ ----------------- ----------------------
   ------------------------------------ ----------------- ----------------------

   Russell 2000 Index2/                            28.4%                  12.3%
                     -
   ------------------------------------ ----------------- ----------------------


Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                                           INTERNATIONAL EQUITY PORTFOLIO

Investment Objective

         The Portfolio seeks long-term capital appreciation.

The Adviser

         The Portfolio is advised by Friends Ivory & Sime, Inc. The Portfolio is managed by a management team led by Julie Dent, Director of Global Equities at Friends Ivory & Sime plc who has been overseeing the management of the Portfolio since January 31, 1997. Ms. Dent joined Friends Ivory & Sime in 1986 and, as a member of the Asset Allocation Committee, is responsible for asset allocation and overseeing the management of global and international accounts for U.S. and Japanese clients. Individual stocks are selected by the regional Equity Teams, which operate on a sectoral basis. Debbie Clarke is the European team leader; Rowan Chaplin is the Japan team leader; and Mearns Nimmo is the Pacific Rim team leader.

Principal Investment Strategy

         The Portfolio will normally invest at least 80% of its assets in the equity securities of companies located outside of the United States. Equity securities consist of common and preferred stock and other securities such as depositary receipts, bonds, rights and warrants that are convertible into common stock. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers located in at least three foreign countries, including countries with developing and emerging economies. The Portfolio expects that its investments in foreign issuers will generally take the form of depositary receipts. These are dollar denominated receipts which represent and may be converted into the underlying foreign security. Depositary receipts are publicly traded on exchanges or over-the-counter in the United States.

Principal Risks

         There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

         Foreign Securities. A principal risk of investing in the Portfolio is associated with foreign stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

         The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

         Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.

         Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets. Delays in purchasing securities may result in the Portfolio losing investment opportunities. The inability to dispose of foreign securities due to settlement delays could result in losses to the Portfolio due to subsequent declines in the value of the securities. Issuers of the foreign security represented by a depositary receipt may not be obligated to disclose material information in the United States.

         Many European countries have adopted or are in the process of adopting a single European currency, referred to as the "euro." The long-term consequences of the euro conversion for foreign exchange rates, interest rates and the value of European securities that the Portfolio may purchase are unclear. The consequences may adversely affect the value and/or increase the volatility of securities held by the Portfolio.

         The Portfolio may invest in foreign securities issued by companies located in developing or emerging countries. Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

         The Portfolio may invest in foreign small capitalization securities. Investing in lesser-known, smaller capitalized companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

         Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

         Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.







--------------------------------------------------------------------------------
[OBJECT OMITTED]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This chart shows how the performance of the Portfolio's Class I shares has varied from year to year over the life of the Portfolio.
--------------------------------------------------------------------------------

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.1% (quarter ended June 30, 1997) and the lowest return for a calendar quarter was -16.1% (quarter ended September 30, 1998).
Year-to-date total return as of August 31, 1999 was 10.0%.
-------------------
   ** Class C shares of the Portfolio commenced operations on January 1, 1999. The returns shown in the chart are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and Class C shares would have substantially similar returns because both Classes are invested in the same portfolio of securities. The returns for Class C shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's
average annual returns with those of
a broad measure of market performance
over time.  The Portfolio's returns
include the maximum applicable sales
charge and assume you sold your
shares at the end of each period.


             Average Annual Total Returns (as of August 31, 1999)
 ---------------------------------------------------------------------------
 ------------------------------------- -------------- ----------------------

                                                        Life of Portfolio
                                        Past 1 Year      (since 9/2/94)
 ------------------------------------- -------------- ----------------------
 ------------------------------------- -------------- ----------------------

 International Equity Portfolio                21.7%                   6.6%
 ------------------------------------- -------------- ----------------------
 ------------------------------------- -------------- ----------------------

 Morgan Stanley EAFE Index (U.S.
 Dollars)1/                                    25.7%                   8.2%
         -
 ------------------------------------- -------------- ----------------------

Fees and Expenses

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                                     ADDITIONAL INVESTMENT STRATEGY INFORMATION

This  section  provides  additional   information  concerning  each  Portfolio's
principal strategies.

         Defensive Investing. The Portfolios are intended primarily as vehicles for the implementation of a long term investment program utilizing asset allocation strategies rendered through investment advisory programs that are based on an evaluation of an investor's investment objectives and risk tolerance. Because these asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of Portfolios, each individual Portfolio generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Adviser of a Portfolio may, upon the concurrence of the Manager, take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede an Adviser's ability to protect a Portfolio's capital during declines in the particular segment of the market to which the Portfolio's assets are committed.

         Forward Currency Contracts. A Portfolio's investments also may include forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. A Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities or securities it may purchase and the currencies in which they are determined or to gain exposure to currencies underlying various securities or financial instruments.

         Investment Policies. The percentage limitations relating to the composition of a Portfolio referenced in the discussion of a Portfolio apply at the time a Portfolio acquires an investment and refer to the Portfolio's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require a Portfolio to sell any Portfolio security. A Portfolio may change its principal investment strategies without shareholder approval; however you would be notified of any change.

Portfolio Turnover. Except for U.S. Government Money Market Portfolio, each Portfolio's turnover rate is not expected to exceed the following respective percentages annually under normal circumstances:


Investment Quality Bond Portfolio                     50%

Municipal Bond Portfolio                              30%

Large Capitalization Value Portfolio                  50%

Large Capitalization Growth Portfolio                 50%

Small Capitalization Portfolio                       100%

International Equity Portfolio                        60%
------------------------------------------------ --------------

A high turnover rate will increase a Portfolio's brokerage costs. It may also increase a Portfolio's capital gains, which are passed along to Portfolio shareholders as distributions. This, in turn, may increase your tax liability as a Portfolio shareholder. See the sections on "Dividend and Distributions" and "Tax Consequences."

                                             ADDITIONAL RISK INFORMATION

This section provides additional information regarding the principal risks of investing in the Portfolios.

Year 2000. Each Portfolio could be adversely affected if the computer systems necessary for the efficient operation of the Manager, the Adviser, the Trust's other service providers and the markets and corporate and governmental issuers in which the Portfolios invest, do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Trust and the Portfolios, the Manager, the Advisers, and their affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.

In addition, it is possible that the markets for securities in which the Portfolios invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. Corporate and governmental data processing errors also may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolios' investments may be adversely affected. Moreover, issuers in emerging markets may have greater year 2000-related problems.

                                                       * * *

The risks set forth below are applicable to a Portfolio only to the extent the Portfolio invests in the investment described.

Junk Bonds. A Portfolio's investments in securities rated lower than investment grade or if unrated of comparable quality as determined by the Adviser (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of the Trust's Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Portfolios to sell certain securities. In addition, periods of economic uncertainty and change probably would result in increased volatility of market prices of high yield securities and a corresponding volatility in a Portfolio's net asset value.

Securities Rated in the Lowest Investment Grade Category. Investments in the fixed-income securities rated in the lowest investment grade category by Moody's or S&P may have speculative characteristics and therefore changes in economic or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings.

Options and Futures. If a Portfolio invests in options and/or futures, its participation in these markets would subject the Portfolio to certain risks. The Adviser's predictions of movements in the direction of the stock, bond, stock index, currency or interest rate markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

         Forward Currency Contracts. A Portfolio's participation in forward currency contracts also involves risks. If the Adviser employs a strategy that does not correlate well with the Portfolio's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Portfolio's volatility and may involve a significant risk.

                                  SUMMARY OF TRUST EXPENSES

Annual Portfolio Operating Expenses. The following table lists the costs and Expenses that an investor will incur as a shareholder of each of the Portfolios based on operating expenses incurred during the fiscal year ended August 31, 1999.



------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------

                                      U.S.        Investment          Large          Large
                                      Government  Quality   Municipal Capitalization Capitalization  Small            International
                                      Money       Bond      Bond      Value          Growth          Capitalization   Equity
                                      Market      Portfolio Portfolio Portfolio      Portfolio       Portfolio        Portfolio
                                      Portfolio
------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------
------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------

------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------
------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------
Shareholder Transaction Expenses
Maximum Sales Charge on Purchases of   None          None     None        None       None              None               None
Shares (as a % of offering price)....
------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------
------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------
Sales Charge on Reinvested Dividends
(as a                                  None          None     None        None       None               None               None
% of offering price).................
------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------
------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------
Maximum Contingent Deferred Sales
Charge (as a % of net asset
value at the
time of                                    1%          1%       1%          1%        1%                 1%                 1%
purchase or sale, whichever is
less)(1).............................
------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------
------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------
Exchange Fee.........................    None         None     None        None       None              None               None
------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------
------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------
Annual Portfolio Operating
Expenses(as a percentage of
average net assets)
------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------
------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------
Management Fees......................
Distribution Expenses (Rule 12b-1)(2)  .475%          .55%     .55%        .65%      .65%               .65%               .75%
Other Expenses (after reimbursement).   1.0%          1.0%     1.0%        1.0%      1.0%                1.0%               1.0%
                                        .65%          .65%      .65%       .65%      .65%               .65%               .65%

----------------------------------- ------------------------------------------------------------------------------- ----------------
------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------

------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------
------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------
Total Operating Expenses(3) (after        2.125%      2.20%     2.20%      2.30%     2.30%               2.30%              2.40%
reimbursement).....................
------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------
------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------

------------------------------------- ----------- ------------------- -------------- --------------- ---------------- --------------


Management Fees and Other Expenses: Each Portfolio pays the Manager a fee for its services that is computed daily and paid monthly at an annual rate ranging from .475% to .75% of the value of the average daily net assets of the Portfolio. The fees of each Adviser are paid by the Manager. The nature of the services provided to, and the aggregate management fees paid by, each Portfolio are described under "Management of the Trust." The expenses set forth in the above table reflect voluntary expense limitations currently in effect and can be changed at any time. The Class C shares commenced operation on January 1, 1999. Management Fees and Other Expenses are based on actual Class C expenses for fiscal 1998. In addition, expense offset arrangements with the Trust's Custodian Bank were in effect with respect to each Portfolio. The amount of the expense offset for each respective portfolio was as follows: U.S. Government Money Market, 0%; Investment Quality Bond, 0.10%; Municipal Bond, 0.01%; Large
Capitalization   Value,   0%;  Large   Capitalization   Growth,   0.07%;   Small
Capitalization, 0%; and International Equity, 0.26%. Under applicable SEC regulations, the amount by which Portfolio expenses are reduced by an expense offset arrangement is required to added to "Other Expenses." The .65% figure set forth above with respect to each Portfolio for "Other Expenses" above, reflects the voluntary waivers, expense assumptions and expense offsets, total operating expense of each of the Portfolios for fiscal year 1999 are expected to be: U.S. Government Money Market Portfolio, 2.30%; Investment Quality Bond Portfolio, 2.37%; Municipal Bond Portfolio, 3.15%; Large Capitalization Value Portfolio, 2.39%; Large Capitalization Growth Portfolio, 2.25%; Small Capitalization Portfolio, 2.44%; and International Equity Portfolio, 2.96. "Other Expenses" include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, a Portfolio's allocated portion of the costs associated with maintaining the Trust's legal existence and the costs involved in the Trust's communications with shareholders. Long-term shareholders of Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD. (1) Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge"). (2) The 12B-1 fee is accrued daily and payable monthly. A portion of the 12b-1 fee payable equal to 0.25% of the average daily net assets is currently characterized as a service fee within the meaning of National Association of Securities Dealers, Inc. ("NASD") guidelines and are payments made for personal service and/or maintenance of shareholder accounts. The remainder of the 12b-1 fee is an asset-based sales charge, and is a distribution fee paid to the Distributor or other entities to compensate them for the services provided and the expenses borne by the Distributor and others in the distribution of the Portfolios' shares (see "Plan of Distribution").
(3) "Total Fund Operating Expenses," as shown above, are based upon the sum of 12b-1 Fees, Management Fees and "Other Expenses."

Example. The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respects to a hypothetical investment in the Portfolios. These amounts are base upon (i) payment by the Portfolios of operating expenses at the levels set forth in the table above and (ii) the specific assumptions stated below:




A shareholder would pay the following  expenses on a $1,000 investment  assuming
(i) a 5% annual return and (ii) redemption at the end of each time period:




   ---------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- ---------
              U.S.
              Government           Investment      Municipal         Large             Large             Small         International
              Money                Quality         Bond              Capitalization    Capitalization    Capitalization    Equity
                                                                                                                          -
              Market               Bond            Portfolio         Value             Growth            Portfolio         Portfolio
                                                   -------------                      -                 ------------------ ---------
              Portfolio            Portfolio                         Portfolio         Portfolio
   ---------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- ---------
   ---------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- ---------
   1 year.... $                    $               $                 $                 $                 $                 $
   ---------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- ---------
   ---------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- ---------
   3 years...
   ---------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- ---------
   ---------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- ---------
   5 years...
   ---------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- ---------
   ---------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- ---------
   10 years..
   ---------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- ---------
   ---------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- ---------

   ---------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- ---------
   ----------------------------------------------------------------------------------------------------------------------- ---------
   A  shareholder  would  pay the  following  expenses  on a  $1,000  investment assuming  (i) a 5% annual  return and (ii) no  redemption  at the end of each time period:
   --------------------------------------------------------------------------------------------------------------------- -----------
   -------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------

            $                    $               $                 $                 $                 $                 $
   -------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------
   -------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------
   1 year..
   -------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------
   -------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------
   3 years.
   -------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------
   -------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------
   5 years.
   -------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------
   -------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------
   10 years
   -------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------
   -------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------

   -------- -------------------- --------------- ----------------- ----------------- ----------------- ----------------- -----------

The purpose of these examples is to assist an investor in understanding various costs and expenses that an investor in a Portfolio will bear. THESE EXAMPLES SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, although the tables assume a 5% annual return, a Portfolio's actual performance will vary and may result in an actual return greater or less than 5%.

                                                           INVESTMENT MANAGER

                    Saratoga Capital Management serves as the Trust's Manager. The Manager, subject to the review and approval of the Board of Trustees of the Trust, selects Advisers for each Portfolio and supervises and monitors the performance of each Adviser.
                    The Manager may, subject to the approval of the Trustees, replace investment advisers or amend investment advisory agreements without shareholder approval whenever the Manager and the Trustees believe such action will benefit a Portfolio and its shareholders. The Manager compensates each Adviser out of its management fee.
                    The total amount of investment management fees payable by each Portfolio to the Manager may not be changed without shareholder approval.

--------------------------------------------------------------
Portfolio                                        Manager'sFee
--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------
U.S. Government Money Market Portfolio....              .475%
--------------------------------------------------------------
--------------------------------------------------------------
Investment Quality Bond Portfolio.........               .55%
--------------------------------------------------------------
--------------------------------------------------------------
Municipal Bond Portfolio..................               .55%
--------------------------------------------------------------
--------------------------------------------------------------
Large Capitalization Value Portfolio......               .65%
--------------------------------------------------------------
--------------------------------------------------------------
Large Capitalization Growth Portfolio.....               .65%
--------------------------------------------------------------
--------------------------------------------------------------
Small Capitalization Portfolio............               .65%
--------------------------------------------------------------
--------------------------------------------------------------
International Equity Portfolio............               .75%
--------------------------------------------------------------

                    The Manager is located at 1501 Franklin Avenue, Mineola, New York 11501-4803. Saratoga Capital Management is a Delaware general partnership which is owned by certain executives of Saratoga Capital Management and by Mr. Ronald J. Goguen, whose address is Major Drilling Group International Inc., 111 St. George Street, Suite 200, Moncton, New Brunswick, Canada E1C177, Mr. John Schiavi, whose address is Schiavi Enterprises, 985 Main Street, Oxford, Maine 04270, and Mr. Thomas Browne, whose address is Pontil PTY Limited, 14 Jannali Road, Dubbo, NSW Australia 2830.

                                                      ADVISERS

         The following set forth certain information about each of the Advisers:

         OpCap Advisors ("OpCap"), a registered investment adviser, located at 1345 Avenue of the Americas, New York, NY 10105, serves as Adviser to the Municipal Bond Portfolio and the Large Capitalization Value Portfolio. OpCap is a majority owned subsidiary of Oppenheimer Capital, a registered investment advisor, founded in 1968. Oppenheimer Capital is an indirect wholly owned subsidiary of PIMCO Advisors, L.P., a registered investment adviser. As of August 31, 1999, Oppenheimer Capital and its subsidiary OpCap had assets under management of approximately $58.4 billion.

         Fox Asset Management, Inc. ("Fox"), a registered investment adviser, serves as Adviser to the Investment Quality Bond Portfolio. Fox was formed in 1985. Fox is owned by its current employees, with a controlling interest held by
J. Peter Skirkanich, President, Managing Director and Chairman of Fox's Investment Committee. Fox is located at 44 Sycamore Avenue, Little Silver, NJ 07739. As of August 31, 1999, assets under management by Fox were approximately $1.8 billion.

         Harris Brettal Sullivan & Smith, L.L.C. ("Harris Bretall"), a registered investment adviser, serves as Adviser to the Large Capitalization Growth Portfolio. The firm's predecessor, Harris Bretall Sullivan & Smith, Inc., was founded in 1971. Value Asset Management, Inc., a holding company owned by BancBoston Ventures, Inc., is the majority owner. Located at One Post Street, San Francisco, CA 94104, the firm managed assets of approximately $4.5 billion as of June 30, 1999.

Thorsell, Parker Partners, Inc. ("Thorsell"), a registered investment adviser serves as Adviser to the Small Capitalization Portfolio. The firm is located at 265 Post Road West, Westport, Connecticut 06880. Thorsell is owned by its current employees with a controlling interest (approximately 70%) held by Richard L. Thorsell. As of August 31, 1999, Thorsell had approximately $250 million of assets under management.

         Sterling Capital Management Company ("Sterling"), a registered investment adviser, is the Adviser to the U.S. Government Money Market Portfolio. Sterling is a North Carolina corporation formed in 1970 and located at One First Union Center, 301 S. College Street, Suite 3200, Charlotte, NC 28202. Sterling is a wholly-owned subsidiary of United Asset Management Corporation and provides investment management services to corporations, pension and profit-sharing plans, trusts, estates and other institutions and individuals. As of August 31, 1999, Sterling had approximately $3.3 billion in assets under management. Since 1982, Sterling has been involved with the distribution of the North Carolina Capital Management Trust, a money market mutual fund offered exclusively to public units in the state, the first such fund to be registered with the Securities and Exchange Commission. As of August 31, 1999, the asset value of this fund was approximately $2.9 billion.

         Friends Ivory & Sime, Inc. ("FIS"), a registered investment adviser, is the Adviser to the International Equity Portfolio and, in connection therewith, has entered into a sub-investment advisory agreement with Friends Ivory & Sime plc of London, England. Pursuant to such sub-investment advisory agreement, Friends Ivory & Sime plc performs investment advisory and portfolio transaction services for the Portfolio. While Friends Ivory & Sime plc is responsible for the day-to-day management of the Portfolio's assets, FIS reviews investment performance, policies and guidelines, facilitates communication between Friends Ivory & Sime plc and the Manager and maintains certain books and records.

         FIS (formerly Ivory & Sime International, Inc.) was organized in 1978, and as of February, 1998 is a wholly-owned subsidiary of Friends Ivory & Sime plc. FIS offers clients in the United States the services of Friends Ivory & Sime plc in global securities markets. Friends Ivory & Sime plc is a subsidiary of Friends Provident Group. Friends Provident was founded in 1832, and is a mutual life assurance company registered in England. As of August 31, 1999, the firm and its affiliates managed approximately $53.3 billion of global equity investments. FIS is located at One World Trade Center, Suite 2101, New York, NY 10048, and Friends Ivory & Sime plc is located at Princes Court, 7 Princes Street, London, England EC2R8AQ.

                                                   ADMINISTRATION

         State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, is the custodian of the assets of the Trust, and calculates the net asset value of the shares of each Portfolio and creates and maintains the Trust's required financial records.

Funds Distributor, Inc. provides administrative services and manages the administrative affairs of the Trust.

                                               SHAREHOLDER INFORMATION

                                              PRICING PORTFOLIO SHARES

         The price of shares of each Portfolio called "net asset value," is based on the value of the Portfolio's investments.

         The net asset value per share of each Portfolio is determined once daily at the close of trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Standard Time) on each day that the NYSE is open.
Shares will not be priced on days that the NYSE is closed.

         The value of each Portfolio's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which an Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trust's Board of Trustees. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price.

         All securities held by the U.S. Government Money Market Portfolio and debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

                                                 PURCHASE OF SHARES

         Purchase of shares of a Portfolio must be made through a dealer having a sales agreement with Funds Distributor, Inc., the Trust's general distributor (the "Distributor"), or directly through the Distributor. The purchase price is the net asset value per share next determined after receipt of an order by the Distributor.

         The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Trust offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs.

         The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. After further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor's account.

                                          CONTINGENT DEFERRED SALES CHARGE

         Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be invested in the Trust. A CDSC of 1%, however, will be imposed on most shares redeemed within one year after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor's purchase payments for shares made during the six years preceding the redemption. In addition, shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets. Shares of the Trust which are held for one year or more after purchase will not be subject to any CDSC upon redemption.

         CDSC Waivers. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the six years preceding the redemption; (ii) the current net asset value of shares purchased more than six years prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and (iii) above (in that order) are redeemed first.

         In addition, the CDSC, if otherwise applicable, will be waived in the case of:

(1) redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

         (2) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b)
                  distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA;

         (3)      certain  redemptions  pursuant to the  Portfolio's  Systematic
                  Withdrawal   Plan  (see   "Redemption  of   Shares--Systematic
                  Withdrawal Plan").

         With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of an IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder's entitlement.



                                                PLAN OF DISTRIBUTION

         The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act with respect to the distribution of shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 1.0% of the average net assets. Up to 0.25% of average daily net assets may be paid directly to the Manager for support services. The fee is treated by each Portfolio as an expense in the year it is accrued. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

         Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to an expenses of Dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolios' shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate Dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

         Continuous Offering. For Class C shares of the Trust, the minimum initial investment in the Trust is $10,000 and the minimum investment in any individual Portfolio (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio. For employees and relatives of: the Manager, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Portfolio minimum. There is no minimum initial investment for employee benefit plans, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for any Portfolio. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

         The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder's designated account. For further information regarding the Automatic Investment Plan, shareholders should contact the Trust at 800-807-FUND (800-807-3863).

          The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.



                                                REDEMPTION OF SHARES

         Shares of a Portfolio may be redeemed at no charge on any day that the Portfolio calculates its net asset value. Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day less the amount of any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value next determined. A Portfolio is required to transmit redemption proceeds for credit to the shareholder's account at no charge within seven days after receipt of a redemption request Redemption of shares purchased by check will not be effected until the check clears, which may take up to 15 days.

         Redemption requests may be given to a dealer having a selling agreement with the Distributor (who is responsible for transmitting them to the Trust's Transfer Agent) or directly to the Transfer Agent, if the shareholder purchased shares directly from the Distributor. In order to be effective, certain redemption requests of a shareholder may require the submission of documents commonly required to assure the safety of a particular account.

         The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

         Certain requests require a signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee in the discretion of the Trust or Transfer Agent):

                  1.       Re-registration of the account.

                  2. Changing bank wiring instructions on the account.

                  3. Name change on the account.

                  4.  Setting  up/changing   systematic  withdrawal  plan  to  a
secondary address.

                  5. Redemptions greater than $25,000.

                  6. Any redemption check that is made payable to someone other than the shareholder(s).

                  7. Any redemption check that is being mailed to a different address than the address of record.

                  8. Your account registration has changed within the last 30 days.

         You should be able to obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

         Involuntary Redemptions. Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $7,500 or less as a result of redemptions, but not as a result of a fluctuation in a Portfolio's net asset value after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains. No CDSC will be imposed on any involuntary redemption.

         No CDSC is imposed at the time of any exchange of shares, although any applicable CDSC will be imposed upon ultimate redemption. The Trust may in the future offer an exchange feature involving shares of an unaffiliated Fund group subject to receipt of appropriate regulatory relief.

Exchange Privilege. Shares of a Portfolio may be exchanged without payment of any exchange fee for shares of another Portfolio of the same Class at their respective net asset values.

         An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

         The Manager reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission.

         With regard to redemptions and exchanges made by telephone, the Distributor and the Trust's Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

         Because excessive trading (including short-term "market timing" trading can limit a Portfolio's performance, each Portfolio may refuse any exchange orders (1) if they appear to be market-timing transactions involving significant portions of a Portfolio's assets or (2) from any shareholder account if the shareholder or his or her broker-dealer has been advised that previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.



                                             DIVIDENDS AND DISTRIBUTIONS

         Net investment income (i.e., income other than long and short term capital gains) and net realized long and short term capital gains will be determined separately for each Portfolio. Dividends derived from net investment income and distributions of net realized long and short term capital gains paid by a Portfolio to a shareholder will be automatically reinvested (at current net asset value) in additional shares of that Portfolio (which will be deposited in the shareholder's account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Dividends attributable to the net investment income of the U.S. Government Money Market Portfolio, the Municipal Bond Portfolio and the Investment Quality Bond Portfolio will be declared daily and paid monthly. Shareholders of those Portfolios receive dividends from the day following the purchase up to an including the date of redemption. Dividends attributable to the net investment income of the remaining Portfolios are declared and paid annually. Distributions of any net realized long term and short term capital gains earned by a Portfolio will be made annually. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC and will be eligible for conversion on a pro rata basis.



                                                  TAX CONSEQUENCES

         The following tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust.

         Taxes on Distributions. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust.

         With respect to the Municipal Bond Portfolio, income derived from certain municipal securities may be subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

         You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends and capital gains for tax purposes.

         Taxes on Sales. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

         When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

                                                FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand each Portfolio's financial performance for the life of each Portfolio. The total returns in the table represent the rate an investor would have earned or lost on an investment in each respective Portfolio (assuming reinvestment of all dividends and distributions).

         This information has been audited by [Ernst & Young], Independent Auditors whose report, along with the financial statements for each Portfolio is included in the annual report, which is available upon request.

[Name of each Portfolio]

-------------------------------------------------- ---------- ---------- -------
Class C Shares



For the period January 1, 1999

through August 31, 1999
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

   Selected Per Share Data:
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

Net asset value, beginning of period                       $
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------


-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

Income (loss) from investment operations:
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

   Net investment income (loss)
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

   Net realized and unrealized gain (loss)
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

Total income (loss) from investment operations
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

Dividends to shareholders from net realized gain           -
on investment income
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

   Distributions to shareholders from net                  -
   realized gain on investments
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------



Net asset value, end of period                             $
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------


-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

   Total Return                                            %
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------


-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

   Ratios to Average Net Assets:
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

Expenses                                                   %
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

Net investment loss                                        %
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------


-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

   Supplemental Data:
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

Net assets, end of period, in thousands                    $
-------------------------------------------------- ---------- ---------- -------
-------------------------------------------------- ---------- ---------- -------

Portfolio turnover rate                                    %
-------------------------------------------------- ---------- ---------- -------

*  Commencement of operations.

[Back Cover]





       Additional information about each Portfolio's investments is available in the Trust's Annual and Semi-Annual Reports to Shareholders. In the Trust's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. The Trust's Statement of Additional Information also provides additional information about each Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Trust, or to make shareholder inquiries, please call:

                                                   (800) 807-FUND

       You also may obtain information about the Trust by calling your financial advisor or by visiting our Internet site at:

                                             http://www.saratogacap.com

       Information  about the  Trust  (including  the  Statement  of  Additional
Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (800) SEC-0330. Reports and other information about the Trust are available on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

       The Trust's Investment Company Act file number is 811-08542.




--------
                                           1/ The  Lipper  U.S.  Treasury  Money
                                           Market Fund Index  consists of the 30
                                           largest   mutual  funds  that  invest
                                           principally    in    U.S.    Treasury
                                           obligations   with    dollar-weighted
                                           average  maturities  of less  than 90
                                           days.       1/       The       Lipper
                                           Short-Intermediate  Investment  Grade
                                           Debt Funds  Index  consists of the 30
                                           largest  mutual  funds that invest at
                                           least   65%  of   their   assets   in
                                           investment  grade debt issues  (rated
                                           in  the   top   four   grades)   with
                                           dollar-weighted average maturities of
                                           1  to  5   years.   2/   The   Lehman
                                           Intermediate     Government/Corporate
                                           Bond Index is  composed  of the bonds
                                           in  the  Lehman  Government/Corporate
                                           Bond  Index   that  have   maturities
                                           between 1 and 9.99 years.  The Lehman
                                           Government/Corporate    Bond    Index
                                           consists   of   approximately   5,400
                                           issues.   The   securities   must  be
                                           investment grade (BAA or higher) with
                                           amounts  outstanding  in excess of $1
                                           million and have at least one year to
                                           maturity.  The  Lehman  Index  is  an
                                           unmanaged   index   which   does  not
                                           include fees and expenses.  Investors
                                           may not invest directly in the Index.
                                           1/ The Lipper General  Municipal Debt
                                           Funds   Index   consists  of  the  30
                                           largest  mutual  funds that invest at
                                           least   65%  of   their   assets   in
                                           municipal debt issues in the top four
                                           credit   ratings.   2/   The   Lehman
                                           Brothers    Municipal    Bond   Index
                                           consists  of   approximately   25,000
                                           municipal bonds which are selected to
                                           be  representative  of the long-term,
                                           investment   grade   tax-exempt  bond
                                           market.  The bonds  selected  for the
                                           index     have     the      following
                                           characteristics:   a  minimum  credit
                                           rating of at least Baa;  an  original
                                           issue of at  least  $50  million;  at
                                           least  $3   million   of  the   issue
                                           outstanding;  issued  within the last
                                           five  years;  and  a  maturity  of at
                                           least one year.  The Lehman  Index is
                                           an  unmanaged  index  which  does not
                                           include fees and expenses.  Investors
                                           may not invest directly in the Index.
                                           1/ The  Lipper  Capital  Appreciation
                                           Funds   Index   consists  of  the  30
                                           largest  mutual  funds  that  aim  at
                                           maximum     capital     appreciation,
                                           frequently  by  means of 100% or more
                                           portfolio    turnover,    leveraging,
                                           purchasing  unregistered  securities,
                                           purchasing  options,  etc. (the funds
                                           may take  large cash  positions).  2/
                                           The   Standard   &   Poor's    500(R)
                                           Composite  Stock  Price  Index  is  a
                                           capital  weighted index  representing
                                           the  aggregate  market  value  of the
                                           common equity of 500 stocks primarily
                                           traded on the NYSE.  These 500 stocks
                                           are  composed of 400  industrial,  40
                                           utility,   40   financial,   and   20
                                           transportation  companies. The weight
                                           of  each   stock  in  the   index  is
                                           proportional  to its price  times its
                                           shares  outstanding.  The  Standard &
                                           Poor's  500  is  an  unmanaged  index
                                           which  does  not  include   fees  and
                                           expenses,     and     includes    the
                                           reinvestment    of   all   dividends.
                                           Investors may not invest in the Index
                                           directly.   3/  The  S&P/Barra  Value
                                           Index is  constructed by dividing the
                                           stocks in the S&P 500 Index according
                                           to   price-to-book    ratios.    This
                                           unmanaged  Index contains stocks with
                                           lower  price-to-book  ratios  and  is
                                           market capitalization  weighted.  The
                                           S&P/Barra   Value   Index   does  not
                                           include   fees  and   expenses,   and
                                           investors may not invest  directly in
                                           the Index. 1/ The Lipper Growth Funds
                                           Index  consists  of  the  30  largest
                                           mutual funds that normally  invest in
                                           companies  whose  long-term  earnings
                                           are  expected  to grow  significantly
                                           faster  than  the   earnings  of  the
                                           stocks   represented   in  the  major
                                           unmanaged   stock  indices.   2/  The
                                           Standard  & Poor's  500(R)  Composite
                                           Stock   Price   Index  is  a  capital
                                           weighted   index   representing   the
                                           aggregate  market value of the common
                                           equity of 500 stocks primarily traded
                                           on the  NYSE.  These 500  stocks  are
                                           composed   of  400   industrial,   40
                                           utility,   40   financial,   and   20
                                           transportation  companies. The weight
                                           of  each   stock  in  the   index  is
                                           proportional  to its price  times its
                                           shares  outstanding.  The  Standard &
                                           Poor's  500  is  an  unmanaged  index
                                           which  does  not  include   fees  and
                                           expenses,     and     includes    the
                                           reinvestment    of   all   dividends.
                                           Investors may not invest in the Index
                                           directly.  3/  The  S&P/Barra  Growth
                                           Index is  constructed by dividing the
                                           stocks in the S&P 500 Index according
                                           to   price-to-book    ratios.    This
                                           unmanaged  Index contains stocks with
                                           higher  price-to-book  ratios  and is
                                           market capitalization  weighted.  The
                                           S&P/Barra   Growth   Index  does  not
                                           include   fees  and   expenses,   and
                                           investors may not invest  directly in
                                           the Index.  1/ The  Lipper  Small Cap
                                           Funds   Index   consists  of  the  30
                                           largest    mutual   funds   that   by
                                           prospectus   or  portfolio   practice
                                           invest  primarily in  companies  with
                                           market  capitalizations  less than $1
                                           billion at the time of  purchase.  2/
                                           The Russell  2000 Index is  comprised
                                           of the 2,000 smallest U.S.  domiciled
                                           publicly  traded  common stocks which
                                           are  included  in  the  Russell  3000
                                           index.  The common stocks included in
                                           the  Russell  2000  Index   represent
                                           approximately  10% of the U.S. equity
                                           market   as    measured   by   market
                                           capitalization.   The  Russell   3000
                                           Index  is an  unmanaged  index of the
                                           3,000 largest U.S. domiciled publicly
                                           traded   common   stocks   by  market
                                           capitalization           representing
                                           approximately   98%   of   the   U.S.
                                           publicly  traded equity  market.  The
                                           Russell  2000  Index is an  unmanaged
                                           index which does not include fees and
                                           expenses,   and   whose   performance
                                           reflects    reinvested     dividends.
                                           Investors may not invest in the Index
                                           directly.  1/ The Europe,  Australia,
                                           Far  East  Index  (EAFE)  is a widely
                                           recognized  index  prepared by Morgan
                                           Stanley Capital  International.  This
                                           unmanaged  index consists of non-U.S.
                                           companies  which are listed on one of
                                           twenty  foreign  markets  and assumes
                                           the    reinvestment   of   dividends.
                                           Investors may not invest in the Index
                                           directly.  The Gross Domestic Product
                                           (GDP)  version  of the  index is used
                                           above.




                          THE SARATOGA ADVANTAGE TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                 JANUARY 1, 2000



Income Portfolios:                          Equity Portfolios:

U.S. Government Money Market Portfolio     Large Capitalization Value Portfolio
Investment Quality Bond Portfolio          Large Capitalization Growth Portfolio
Municipal Bond Portfolio                   Small Capitalization Portfolio
                                           International Equity Portfolio

                         (each a "Portfolio" and collectively the "Portfolios")

This Statement of Additional Information is not a Prospectus. Investors should understand that this Statement of Additional Statement should be read in conjunction with the Trust's Class I Prospectus, the Trust's Class B Prospectus, or the Trust's Class C Prospectus, each dated January 1, 2000. A copy of each Prospectus may be obtained by written request to Saratoga Capital Management at the address or phone listed below.

                           Saratoga Capital Management
                                               1501 Franklin Avenue
                                Mineola, New York
                                   11501-4803

                                                   800-807-FUND
                                                  (800-807-3863)

16835313.2 102999 1257E 99558777

                                        i
                                TABLE OF CONTENTS

                                Page

FUND HISTORY...........................................................2

INVESTMENT OF THE TRUST'S ASSETS.......................................2

INVESTMENT RESTRICTIONS...............................................13

PRINCIPAL HOLDERS OF SECURITIES AND CONTROL PERSONS OF THE PORTFOLIOS.15

TRUSTEES AND OFFICERS.................................................15

MANAGEMENT AND OTHER SERVICES.........................................17

INVESTMENT ADVISORY SERVICES..........................................19

DETERMINATION OF NET ASSET VALUE......................................23

PORTFOLIO YIELD AND TOTAL RETURN INFORMATIONPERFORMANCE INFORMATION...27

TAXES.................................................................34

ADDITIONAL INFORMATION................................................36

FINANCIAL STATEMENTS..................................................41

APPENDIX A -- RATINGS.................................................42

                                                          4
                                  FUND HISTORY
         The Trust was organized as an unincorporated business trust under the laws of Delaware on April 8, 1994 and is a trust fund commonly known as a "business trust."

                        INVESTMENT OF THE TRUST'S ASSETS
         The investment objective and policies of each Portfolio are described in each Prospectus. A further description of each Portfolio's investments and investment methods appears below.

         COLLATERALIZED MORTGAGE OBLIGATIONS. In addition to securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, another type of mortgage-backed security is the "collateralized mortgage obligation", which is secured by groups of individual mortgages but is similar to a conventional bond where the investor looks only to the issuer for payment of principal and interest. Although the obligations are recourse obligations to the issuer, the issuer typically has no significant assets, other than assets pledged as collateral for the obligations, and the market value of the collateral, which is sensitive to interest rate movements, may affect the market value of the obligations. A public market for a particular collateralized mortgage obligation may or may not develop and thus, there can be no guarantee of liquidity of an investment in such obligations.

         INFORMATION ON TIME DEPOSITS AND VARIABLE RATE NOTES. The Portfolios may invest a fixed time deposits, whether or not subject to withdrawal penalties; however, investment in such deposits which are subject to withdrawal penalties, other than overnight deposits, are subject to the 15% limit on illiquid investments set forth in the Prospectus for each Portfolio.

         The commercial paper obligations which the Portfolios may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit a Portfolio to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a Portfolio as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Portfolio has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Portfolio and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus there is no limitation on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, a Portfolio's Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. A Portfolio will not invest more than 5% of its total assets in variable rate notes. Variable rate notes are subject to the Portfolio's investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

         Convertible Securities. As specified in the Prospectus, certain of the Portfolios may invest in fixed-income securities which are convertible into common stock. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

         To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, the convertible security will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Portfolios at varying price levels above their investment values and/or their conversion values in keeping with the Portfolios' objectives.

         INSURED BANK OBLIGATIONS. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $100,000. A Portfolio may, within the limits set forth in the Prospectus, purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability. Unless the Board of Trustees determines that a readily available market exists for such obligations, a Portfolio will treat such obligations as subject to the 15% limit for illiquid investments set forth in the Prospectus unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

         WHEN-ISSUED SECURITIES. All Portfolios may take advantage of offerings of eligible portfolio securities on a "when-issued" basis, i.e., delivery of and payment for such securities take place sometime after the transaction date on terms established on such date. Normally, settlement on U.S. Government securities takes place within ten days. A Portfolio only will make when-issued commitments on eligible securities with the intention of actually acquiring the securities. If a Portfolio chooses to dispose of the right to acquire a when-issued security (prior to its acquisition), it could, as with the disposition of any other Portfolio obligation, incur a gain or loss due to market fluctuation. No when-issued commitments will be made if, as a result, more than 15% of the net assets of a Portfolio would be so committed.

         HEDGING. Certain Portfolios may use certain hedging instruments. To engage in short hedging, a Portfolio would: (i) sell financial futures; (ii) purchase puts on such futures or on individual securities held by it ("Portfolio securities") or securities indexes; or (iii) write calls on Portfolio securities or on financial futures or securities indexes. To engage in long hedging, a Portfolio would: (i) purchase financial futures, or (ii) purchase calls or write puts on such futures or on Portfolio securities or securities indexes.

Additional information about the Hedging Instruments a Portfolio may use is provided below.

         FINANCIAL FUTURES. No price is paid or received upon the purchase of a financial future. Upon entering into a futures transaction, a Portfolio will be required to deposit an initial margin payment equal to a specified percentage of the contract value. Initial margin payments will be deposited with a Portfolio's custodian bank in an account registered in the futures commission merchant's name; however the futures commission merchant can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent payments, called variation margin, will be made to or from the futures commission merchant on a daily basis. Prior to expiration of the future, if the Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. Although financial futures by their terms call for the actual delivery or acquisition of the specified debt security, in most cases the obligation is fulfilled by closing the position. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded. At present, no Portfolio intends to enter into financial futures and options on such futures if after any such purchase, the sum of initial margin deposits on futures and premiums paid on futures options would exceed 5% of a Portfolio's total assets. This limitation is not a fundamental policy.

         ADDITIONAL INFORMATION ON PUTS AND CALLS. When a Portfolio writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying securities) regardless of market price changes during the call period. If the call is exercised, the Portfolio forgoes any possible profit from an increase in market price over the exercise price. A Portfolio may, in the case of listed options, purchase calls in "closing purchase transactions" to terminate a call obligation. A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium received on the call written is more or less than the price of the call subsequently purchased. A profit may be realized if the call lapses unexercised, because the Portfolio retains the underlying security and the premium received. Sixty percent of any such profits are considered long-term gains and forty percent are considered short-term gains for tax purposes. If, due to a lack of a market, a Portfolio could not effect a closing purchase transaction, it would have to hold the callable securities until the call lapsed or was exercised. A Portfolio's Custodian, or a securities depository acting for the Custodian, will act as the Portfolio's escrow agent, through the facilities of the Options Clearing Corporation ("OCC") in connection with listed calls, as to the securities on which the Portfolio has written calls, or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Portfolio's entering into a closing purchase transaction.

         When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period (or on a certain date for OTC options) at a fixed exercise price. A Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the call price plus the transaction costs and the premium paid for the call and the call is exercised. If a call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Portfolio will lose its premium payment and the right to purchase the underlying investment.

         With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Portfolio and the transaction dealer, without the intermediation of a third party such as the OCC. If a transacting dealer fails to make delivery on the U.S. Government securities underlying an option it has written, in accordance with the terms of that option as written a Portfolio could lose the premium paid for the option as well as any anticipated benefit of the transaction. The Portfolios will engage in OTC option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. In the event that any OTC option transaction is not subject to a forward price at which the Portfolio has the absolute right to repurchase the OTC option which it has sold, the value of the OTC option purchased and of the Portfolio assets used to "cover" the OTC option will be considered "illiquid securities" and will be subject to the 15% limit on illiquid securities. The "formula" on which the forward price will be based may vary among contracts with different primary dealers, but it will be based on a multiple of the premium received by the Portfolio for writing the option plus the amount, if any, of the option's intrinsic value, i.e., current market value of the underlying securities minus the option's strike price.

         A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period (or on a certain date for OTC options). The investment characteristics of writing a put a covered by segregated liquid assets equal to the exercise price of the put are similar to those of writing a covered call. The premium paid on a put written a Portfolio represents a profit, as long as the price of the underlying investment remains above the exercise price. However, a Portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the Portfolio (as writer) realizes a gain in the amount of the premium. If the put is exercised, the Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Portfolio may incur a loss upon disposition, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

         When writing put options, to secure its obligation to pay for the underlying security, a Portfolio will maintain in a segregated account at its Custodian liquid assets with a value equal to at least the exercise price of the option. As a result, the Portfolio forgoes the opportunity of trading the segregated assets or writing calls against those assets. As long as the Portfolio's obligation as a put writer continues, the Portfolio may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Portfolio to purchase the underlying security at the exercise price. A Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon the earlier of the expiration of the put, or the consummation by the Portfolio of a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Portfolio has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

         A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put to it. Furthermore, effecting such a closing purchase transaction will permit the Portfolio to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Portfolio. The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

         When a Portfolio purchases a put, it pays a premium and has the right to sell the underlying investment at a fixed exercise price to a seller of a corresponding put on the same investment during the put period if it is a listed option (or on a certain date if it is an OTC option). Buying a put on securities or futures held by it permits a Portfolio to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. In the event of a decline in the market, the Portfolio could exercise, or sell the put option at a profit that would offset some or all of its loss on the Portfolio securities. If the market price of the underlying investment is above the exercise price and as a result, the put is not exercised, the put is not exercised, the put will become worthless at its expiration date and the purchasing Portfolio will lose the premium paid and the right to sell the underlying securities; the put may, however, be sold prior to expiration (whether or not at a profit). Purchasing a put on futures or securities not held by it permits a Portfolio to protect its Portfolio securities against a decline in the market to the extent that the prices of the future or securities underlying the put move in a similar pattern to the prices of the securities in the Portfolio's portfolio.

         An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio's option activities may affect its turnover rate and brokerage commissions. The exercise of calls written by a Portfolio may cause the Portfolio to sell from its Portfolio securities to cover the call, thus increasing its turnover rate in a manner beyond the Portfolio's control. The exercise of puts on securities or futures will increase portfolio turnover. Although such exercise is within the Portfolio's control, holding a put might cause a Portfolio to sell the underlying investment for reasons which would not exist in the absence of the put. A Portfolio will pay a brokerage commission every time it purchases or sells a put or a call or purchases or sells a related investment in connection with the exercise of a put or a call.

         REGULATORY ASPECTS OF HEDGING INSTRUMENTS. Transactions in options by a Portfolio are subject to limitations established (and changed from time to time) by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the on same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options which a Portfolio may write or hold may be affected by options written or held by other investment companies and discretionary accounts of the Portfolio's Adviser, including other investment companies having the same or an affiliated investment adviser. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Due to requirements under the Investment Company Act of 1940 (The "1940 Act") when a Portfolio sells a future, it will maintain in a segregated account or accounts with its custodian bank, cash or readily marketable short-term (maturing in one year or less) debt instruments in an amount equal to the market value of such future, less the margin deposit applicable to it.

         The Trust and each Portfolio must operate within certain restrictions as to its positions in futures and options thereon under a rule ("CFTC Rule") adopted by the Commodity Futures Trading Commission ("CFTC") under the Commodity Exchange Act (the "CEA"), which excludes the Trust and each Portfolio from registration with the CFTC as a "commodity pool operator" (as defined under the CEA). Under those restrictions, a Portfolio may not enter into any financial futures or options contract unless such transactions are for bona fide hedging purposes, or for other purposes only if the aggregate initial margins and premiums required to establish such non-hedging positions would not exceed 5% of the liquidation value of its assets. Each Portfolio may use futures and options thereon for bona fide hedging or for other purposes within the meaning and intent of the applicable provisions of the CEA.

         TAX ASPECTS OF HEDGING INSTRUMENTS. Each Portfolio in the Trust intends to qualify as a "regulated investment company" under the Internal Revenue Code. One of the tests for such qualification is that at least 90% of its gross income must be derived from dividends, interest and gains from the sale or other disposition of securities. In connection with the 90% test, recent amendments to the Internal Revenue Code specify that income from options, futures and other gains derived from investments in securities is qualifying income under the 90% test.

         Regulated futures contracts, options on broad-based stock indices, options on stock index futures, certain other futures contracts and options thereon (collectively, "Section 1256 contracts") held by a Portfolio at the end of each taxable year may be required to be "marked to market" for federal income tax purposes (that is, treated as having been sold at that time at market value). Any unrealized gain or loss taxed pursuant to this rule will be added to realized gains or losses recognized on Section 1256 contracts sold by a Portfolio during the year, the resulting gain or loss will be deemed to consist of 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Portfolio may elect to exclude certain transactions from the mark-to-market rule although doing so may have the effect of increasing the relative proportion of short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed annually to meet income distribution requirements, currently at 98%.

         It should also be noted that under certain circumstances, the acquisition of positions in hedging instruments may result in the elimination or suspension of the holding period for tax purposes of other assets held by a Portfolio with the result that the relative proportion of short-term capital gains (taxable as ordinary income) could increase and the amount of dividends qualifying for the dividends received deduction could decrease.

         POSSIBLE RISK FACTORS IN HEDGING. In addition to the risks with respect to futures and options discussed in the Prospectus and above, there is a risk in selling futures that the prices of futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of a Portfolio's securities. The ordinary spreads between prices in the cash and future markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         When a Portfolio uses appropriate Hedging Instruments to establish a position in the market as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures or on a particular security, it is possible that the market may decline. If the Portfolio then concludes not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, it will realize a loss on the Hedging Instruments that is not offset by a reduction In the price of the securities purchased.

         TYPE OF SECURITIES IN WHICH THE INTERNATIONAL EQUITY PORTFOLIO MAY INVEST. As discussed in the Prospectus, the International Equity Portfolio seeks to achieve its investment objectives through investment primarily in equity securities. It is expected that the Portfolio will invest principally in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs") although it also may invest directly in equity securities. Generally, ADRs and GDRs in registered form are U.S. dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are deigned for use in the European securities markets. Issuers of the stock of ADRs not sponsored by such underlying issuers are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of such ADRs. The Portfolio also may purchase shares of investment companies or trusts which invest principally in securities in which the Portfolio is authorized to invest. The return on the Portfolio's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The Portfolio's investment in an investment company may require the payment of a premium above the net asset value of the investment company's shares, and the market price of the investment company assets. The Portfolio will not invest in any investment company of trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium. Under the 1940 Act, the Portfolio may not invest more than 10% of its assets in investment companies or more than 5% of its total assets in the securities of any one investment company, nor may it own more than 3% of the outstanding voting securities of any such company. To the extent the Portfolio invests in securities in bearer form it may be more difficult to recover securities in the event such securities are lost or stolen.

         If the Portfolio invests in an entity which is classified as a "passive foreign investment company" ("PFIC") for U.S. tax purposes, the application of certain technical tax provisions applying to such companies could result in the imposition of federal income tax with respect to such investments at the Portfolio level which could not be eliminated by distributors to shareholders. The U.S. Treasury has issued regulations which establish a mark-to-market regime that allows a regulated investment company ("RIC") to avoid most, if not all, of the difficulties posed by PFIC rules.

         PRIVATE PLACEMENTS. The Portfolios may invest in securities which are subject to restriction on resale because they have not been registered under the Securities Act of 1933, or which are otherwise not readily marketable. These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Portfolios from disposing of them promptly at reasonable prices. A Portfolio may have to bear the expense of registering such securities for resale and risk the substantive delays in effecting such registration. However, as described in the Prospectus, the Portfolios may avail themselves of recently adopted regulatory changes to the Securities Act of 1933 ("Rule 144A") which permit the Portfolios to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Board of Trustees will carefully monitor the Portfolios' investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities.

         Securities of foreign issuers often have not been registered in the U.S. Accordingly, if a Portfolio wishes to sell unregistered foreign securities in the U.S. it will avail itself of Rule 144A.

         FOREIGN CURRENCY TRANSACTIONS. When a Portfolio agrees to purchase or sell a security in a foreign market it will generally be obligated to pay or entitled to receive a specified amount of foreign currency and will then generally convert dollars to that currency in the case of a purchase or that currency to dollars in the case of a sale. The Portfolios will conduct their foreign currency exchange transactions either on a spot basis (i.e., cash) at the spot rate prevailing in the foreign currency exchange market, or through entering into forward foreign currency contracts ("forward contracts") to purchase or sell foreign currencies. A Portfolio may enter into forward contracts in order to lock in the U.S. dollar amount it must pay or expects to receive for a security it has agreed to buy or sell. A Portfolio may also enter into forward currency contracts with respect to the Portfolio's portfolio positions when it believes that a particular currency may change unfavorably compared to the U.S. dollar. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         A Portfolio's custodian bank will place cash, U.S. Government securities or debt securities in a separate account of the Portfolio in an amount equal to the value of the Portfolio's total assets committed to the consummation of any such contract in such account and if the value of the securities placed in the separate account declines, additional cash or securities will be placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such forward contracts. If, rather than cash, portfolio securities are used to secure such a forward contract, on the settlement of the forward contract for delivery by the Portfolio of a foreign currency, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same settlement date, the same amount of foreign currency.

         The Portfolios may effect currency hedging transactions in foreign currency futures contacts, exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. The use of forward futures or options contracts will not eliminate fluctuations in the underlying prices of the securities which the Portfolios own or intend to purchase or sell. They simply establish a rate of exchange for a future point in time. Additionally, while these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, their use tends to limit any potential gain which might result from the increase in value of such currency. In addition, such transactions involve costs and may result in losses.

         Although each Portfolio value its assets In terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies to U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

         Under Internal Revenue Code Section 988, special rules are provided for certain transactions in a currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under Code Section 988. Also, certain foreign exchange gains or losses derived with respect to fixed-income securities are also subject to Section 988 treatment. In general, therefore, Code Section 988 gains or losses will increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, a Portfolio would not be able to make ordinary income distributions.

         FOREIGN CUSTODY. Rules adopted under the 1940 Act permit each Portfolio to maintain its securities and cash in the custody of certain eligible banks and securities depositories. The Portfolios' Portfolios of securities of issuers located outside of the U.S. will be held by the sub-custodians who will be approved by the Trustees in accordance with such Rules. Such determination will be made pursuant to such Rules following a consideration of a number of factors, including, but not limited to, the reliability and financial stability of the institution; the ability of the institution to perform custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and the risks of potential nationalization or expropriation of the Portfolio's assets. However, no assurances can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes (including currency blockage), or confiscations of assets that would affect assets of the Portfolios will not occur, and shareholders bear the risk of losses arising form those or other similar events.

         ADDITIONAL RISKS. Securities in which the Portfolios may invest are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors and shareholders, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the state legislatures extending the time for payment of principal or interest, or both or imposing other constraints upon enforcement of such obligations.

         RATINGS OF CORPORATE AND MUNICIPAL DEBT OBLIGATIONS. Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Municipal Division ("Fitch") are private services that provide ratings of the credit quality of debt obligations, including issues of corporate and municipal securities. A description of the range of ratings assigned to corporate and municipal securities by Moody's, S&P and Fitch is included in Appendix A to this Statement of Additional Information. The Investment Quality Bond Portfolio and the Municipal Bond Portfolio may use these ratings in determining whether to purchase, sell or hold a security. These ratings represent Moody's, S&P's and Fitch's opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and ratings may have different market prices. Subsequent to its purchase by the Investment Quality Bond Portfolio or the Municipal Bond Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The Advisers to the Municipal Bond Portfolio and the Investment Quality Bond Portfolio will consider such an event in determining whether the Portfolio should continue to hold the obligation but will dispose of such securities in order to limit the holdings of debt securities rated below investment grade to less than 5% of the assets of the respective Portfolio.

         Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax (and also, when available, from the federal alternative minimum tax) and rendered by bond counsel to the issuing authorities at the time of issuance. Neither the Municipal Bond Portfolio nor the Portfolio's Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions. An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors (such as the federal bankruptcy laws) and federal, state and local laws that may be enacted to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There also is the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of principal of an interest on their municipal securities may be materially adversely affected.

         MUNICIPAL NOTES. For liquidity purposes, pending investment in municipal bonds, or on a temporary or defensive basis due to market conditions, the Municipal Bond Portfolio may invest in tax-exempt short-term debt obligations  (maturing  in one  year  or  less).  These  obligations,  known  as
"municipal notes," include tax, revenue and bond anticipation notes, construction loan notes and tax-exempt commercial paper which are issued to obtain funds for various public purposes; the interest from these Notes is also exempt from federal income taxes. The Municipal Bond Portfolio will limit its investments in municipal notes to those which are rated, at the time of purchase, within the two highest grades assigned by Moody's or the two highest grades assigned by S&P or Fitch, or if unrated, which are of comparable quality in the opinion of the Adviser.

         MUNICIPAL BONDS. Municipal bonds include debt obligations of a state, a territory, or a possession of the United States, or any political subdivision thereof (e.g., countries, cities, towns, villages, districts, authorities) or the District of Columbia issued to obtain funds for various purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and the obtaining of funds to loan to public or private institutions for the construction of facilities such as education, hospital and housing facilities. In addition, certain types of private activity bonds may be issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term municipal bonds if the interest paid thereon is at the time of issuance, in the opinion of the issuer's bond counsel, exempt from federal income tax. The current federal tax laws, however, substantially limit the amount of such obligations that can be issued in each state.

         The two principal classifications of municipal bonds are "general obligation" and limited obligation or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest, whereas revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Private activity bonds that are municipal bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity revenue bonds is usually directly related to the credit standing of the industrial user involved. There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the collateral security of municipal bonds, both within and between the two principal classifications described above.



                             INVESTMENT RESTRICTIONS

         FUNDAMENTAL POLICIES. The Trust on behalf the each Portfolio has adopted certain investment restrictions. Each Portfolio may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government Securities, or acquire more than 10% of any class of the outstanding voting securities of any one issuer. In addition, except as described above with respect to the Municipal Bond Portfolio, each Portfolio may not invest 25% or more of its total assets in securities of issuers in any one industry. The Trust on behalf of a Portfolio may borrow money as a temporary measure from banks in an aggregate amount not exceeding one-third of the value of the Portfolio's total assets to meet redemptions and for other temporary or emergency purposes not involving leveraging. A Portfolio may not purchase securities while borrowings exceed 5% of the value of the Portfolio's assets. The Portfolios each may purchase securities which are not registered under the Securities Act of 1933 ("1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Portfolio's Adviser, acting under guidelines approved and monitored by the Board, which has the ultimate responsibility for any determination regarding liquidity, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in each of the Portfolios during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The ability to sell to qualified institutional buyers under Rule 144A is a recent development and it is not possible to predict how this market will develop. The Board will carefully monitor any investments by each of the Portfolios in these securities.

         The following are also fundamental policies and cannot be changed without the vote of a majority of the outstanding voting securities of that Portfolio, as defined in the 1940 Act. Such a majority is defined as the lesser of (a) 67% or more of the shares of the Portfolio present at a meeting of shareholders of the Trust, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy or (b) more than 50% of the outstanding shares of the Portfolio. For purposes of the following restrictions and those contained in the Prospectus: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from a Portfolio.

         Under these additional restrictions, each Portfolio cannot: (a) invest in physical commodities or physical commodity contracts or speculate in financial commodity contracts or speculate in financial commodity contracts, but all Portfolios are authorized to purchase and sell financial futures contracts and options on such futures contracts exclusively for hedging and other non-speculative purposes to the extent specified in the Prospectus; (b) invest in real estate or real estate limited partnerships (direct participation programs); however, each Portfolio may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein; (c) underwrite securities of other companies except in so far as the Portfolio may be deemed to be an underwriter under the 1933 Act in disposing of a security; (d) purchase warrants if as a result the Portfolio would then have either more than 5% of its total assets (determined at the time of investment) invested in warrants or more than 2% of its total assets invested in warrants not listed on the New York or American Stock Exchange; (e) pledge its assets or assign or otherwise encumber its assets in excess of 33_% of its net assets (taken at market value at the time of Pledging) and then only to secure borrowings effected within the limitations set forth in the Prospectus;
(f) issue senior securities as defined in the 1940 Act except insofar as the Portfolio may be deemed to have issued a senior security by reason of: (i) entering into a repurchase agreement; (ii) borrowing money in accordance with restrictions described above; or (iii) lending Portfolio securities; and (g) make loans to any person or individual except that Portfolio securities may be loaned by all Portfolios within the limitations set forth in the Prospectus.

In addition, each Portfolio may not, with respect to 75% of its assets, invest more than 5% of the value of its total assets in the securities of any one issuer.

         The investment restrictions listed above as well as the Portfolio's investment objectives are fundamental policies and, accordingly, may not be changed with respect to any Portfolio without the approval of a majority of the outstanding shares of that Portfolio, as defined in the 1940 Act.

         NON-FUNDAMENTAL POLICIES. The following policies may be changed by the Board of Trustees without shareholder approval. A Portfolio will not invest more than 15% (10% with respect to the U.S. Government Money Market Portfolio) of the value of its net assets in securities that are illiquid, including certain government stripped mortgage related securities, repurchase agreements maturing in more than seven days and that cannot be liquidated prior to maturity and securities that are illiquid by virtue of the absence of a readily available market. Securities that have legal or contractual restrictions on resale but have a readily available market are deemed not illiquid for this purpose. In addition, each portfolio cannot: (a) purchase securities on margin (except for such short-term loans as are necessary for the clearance of purchases of Portfolio securities) or make short sales of securities except "against the box" (collateral arrangements in connection with transactions in futures and options are not deemed to be margin transactions); (b) invest for the purpose of exercising control or management of another company.

                       PRINCIPAL HOLDERS OF SECURITIES AND
                        CONTROL PERSONS OF THE PORTFOLIOS

         To the knowledge of the Trust, the only person[s] who as of [date], 1999, had beneficial ownership of five percent or more of the shares of any Portfolio is [to be provided].

                              TRUSTEES AND OFFICERS

The trustees and officers of the Trust, and their principal occupations during the past five years, are set forth below. Trustees who are "interested persons," as defined in the 1940 Act, are denoted by an asterisk. As of [date], 1999, the trustees and officers of the Trust as a group owned [less than 1%] of the outstanding shares of each Portfolio. [Note: Set up in table format]

Bruce E. Ventimiglia,
President, CEO, and Chairman of the Board of Trustees*
1501 Franklin Avenue
Mineola, NY 11501
Age 44

Chairman, President and Chief Executive Officer of Saratoga Capital Management; prior thereto, Senior Vice President of Oppenheimer Capital and OpCap Advisers; Senior Vice President of
Prudential Securities, Inc.

Patrick H. McCollough, Trustee
One Michigan Avenue Building
120 North Washington Square
Lansing, Michigan 48933
Age 57

Partner with the law firm of Cawthorne, McCollough & Cavanagh since 1987; Michigan State Senator from 1971 to 1978 and 1982 to 1986.

Udo W. Koopmann, Trustee
11500 Governors's Drive
Chapel Hill, NC  27514
Age 57

President, the CapCo Group, LLC; prior thereto, Chief Financial and Administrative Executive of the North American subsidiary of Klockner and Company AG, a multi-national company; member of National Committee of Steel Service Centre Institute.

Floyd E. Seal, Trustee
7565 Industrial Ct.
Alpharetta, GA  30004
Age 49

Chief Executive Officer and 50% owner of TARAHILL, INC., d.b.a. Pet Goods Manufacturing & Imports, Alpharetta, GA; Partner of S&W Management, Gwinnet, GA.

Scott C. Kane, Vice President and Secretary
1501 Franklin Avenue
Mineola, NY  11501
Age 40

Managing Director and Chief Sales and Marketing Officer of Saratoga Capital Management; prior thereto, he was Vice President of Prudential Securities, Inc.

Stephen Ventimiglia, Vice President*
1501 Franklin Avenue
Mineola, NY  11501
Age 43

Vice Chairman and Chief Investment Officer of Saratoga Capital Management; prior thereto, he was First Vice President and Senior Portfolio Manager of Prudential Securities, Inc.

William Marra, Treasurer
1501 Franklin Avenue
Mineola, NY 11501
Age 48

Chief Financial Officer of Saratoga Capital Management since 1997; prior thereto, he was an account Representative at MetLife, 1995-1997; various positions held at Prudential Securities from 1978-1994.

* Bruce Ventimiglia and Stephen Ventimiglia are brothers.

         REMUNERATION OF OFFICERS AND TRUSTEES. All of the above officers of the Trust are officers of Saratoga Capital Management and all officers of the Trust receive no salary or fee from the Trust. Until a Portfolio has net assets of $25 million, no trustees' fees will be paid by that Portfolio. When a Portfolio has net assets of at least $25 million but not more than $50 million, the Trustees, other than Mr. Ventimiglia, will be paid an annual fee of $3,500 plus $500 for each trustees' meeting attended and $100 for each committee meeting attended. The following table sets forth the aggregate compensation paid by the Trust to each of the Trustees for the year ended August 31, 1999.

Name of Trustee   Aggregate Compensation
                                    From the Trust

Bruce Ventimiglia                   0

Patrick McCollough                  $

Udo Koopmann               $

Floyd Seal                          $

                          MANAGEMENT AND OTHER SERVICES

         The manager of the Trust is Saratoga Capital Management ("Saratoga" or the "Manager"), 1501 Franklin Avenue, Mineola, New York 11501. Pursuant to the Management Agreement with the Trust (the "Management Agreement"), Saratoga, subject to the supervision of the Trustees and in conformity with the stated policies of the Trust, manages the operations of the Trust and reviews the performance of the Advisers, and makes recommendations to the Trustees with respect to the retention and renewal of contracts.

         The following table sets forth the annual management fee rates payable by each Portfolio to Saratoga pursuant to the Management Agreement, expressed as a percentage of the Portfolio's average daily net assets:

----------------------------------------------------------  --------------------

                                                                   Total
Portfolio                                                       Management
                                                                    Fee
----------------------------------------------------------  --------------------
----------------------------------------------------------  --------------------

Large Capitalization Growth Portfolio................              0.65%
----------------------------------------------------------  --------------------
----------------------------------------------------------  --------------------

Large Capitalization Value Portfolio.................              0.65%
----------------------------------------------------------  --------------------
----------------------------------------------------------  --------------------

Small Capitalization Portfolio.......................              0.65%
----------------------------------------------------------  --------------------
----------------------------------------------------------  --------------------

International Equity Portfolio.......................              0.75%
----------------------------------------------------------  --------------------
----------------------------------------------------------  --------------------

Investment Quality Bond Portfolio....................              0.55%
----------------------------------------------------------  --------------------
----------------------------------------------------------  --------------------

Municipal Bond Portfolio.............................              0.55%
----------------------------------------------------------  --------------------
----------------------------------------------------------  --------------------

U.S. Government Money Market Portfolio...............             0.475%
----------------------------------------------------------  --------------------

         The fee is computed daily and payable monthly. Currently, the Manager is voluntarily limiting expenses of the Portfolios as follows: 1.125% with respect to U.S. Government Money Market Portfolio, 1.20% with respect to Investment Quality Bond portfolio, 1.20% with respect to Municipal Bond Portfolio, 1.30% with respect to Large Capitalization Value Portfolio, 1.30% with respect to Large Capitalization Growth Portfolio, 1.30% with respect to Small Capitalization Portfolio and 1.40% with respect to International Equity Portfolio. For the year ended August 31, 1997, the Manager voluntarily waived its management fees and assumed $73,464 and $31,195 in other operating expenses for Municipal Bond and International Equity Portfolios, respectively. The Manager also voluntarily waived $57,918; $48,882; $59,602; and $80,307 in management fees for U.S. Government Money Market, Investment Quality Bond, Large Capitalization Value, and small Capitalization, respectively. For the year ended August 31, 1998, the Manager voluntarily waived all of its management fees and assumed $32,002 in other operating expenses for Municipal Bond. The Manager also voluntarily waived $33,711; $7,982; $52,919; $43,500; $21,840 and $53,369 in
management fees for Large Capitalization Value, Large Capitalization Growth, Small Capitalization, International Equity, Investment Quality Bond and U.S. Government Money Market respectively, for the year ended August 31, 1998. For the year ended August 31, 1999, the Manager [Add 1999 figures and facts]

         Expenses not expressly assumed by Saratoga under the Management Agreement or by Funds Distributor, Inc. under the Administration Agreement are paid by the Trust. Expenses incurred by a Portfolio are allocated among the various Classes of shares pro rata based on the net assets of the Portfolio attributable to each Class, except that 12b-1 fees relating to a particular Class are allocated directly to that Class. In addition, other expenses associated with a particular Class, except advisory or custodial fees, may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class, and the direct allocation to that Class is approved by the Trust's Board of Trustees. The fees payable to each Adviser pursuant to the Investment Advisory Agreements between each Adviser and Saratoga with respect to the Portfolios are paid by Saratoga. Under the terms of the Management Agreement, the Trust is responsible for the payment of the following expenses: (a) the fees payable to the Manager, (b) the fees and expenses of Trustees who are not affiliated persons of the Manager or the Trust's Advisers, (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent, including the cost of maintaining certain required records of the Trust and of pricing the Trust's shares, (d) the charges and expenses of legal counsel and independent accountants for the Trust,
(e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and corporate fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Trust, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Trust's registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees' meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Manager or Advisers) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.

         The Management Agreement provides that Saratoga will not be liable for any error of judgment or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement will continue in effect for a period of more than one year from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the 1940 Act. The Management Agreement was last approved by the Trustees of the Trust including all of the Trustees who are not parties to the contract or interested persons of any such party as defined in the 1940 Act on April 12, 1999.

         ADMINISTRATION AGREEMENT. Funds Distributor, Inc. acts as the Trust's Administrator pursuant to an Administration Agreement which was approved by the Trust's trustees on [date], 1999. The Administration Agreement will remain in effect for two years from the date of its effectiveness, September 21, 1999, and may be continued annually thereafter if approved in accordance with requirements of the 1940 Act. Prior to the Administration Agreement currently in effect, Unified Fund Services, Inc. served as the Trust's Administrator. For the year ended August 31, 1997, each portfolio accrued the following amounts in administrative fees: U.S. Government Money Market, $39,242; Investment Quality Bond, $36,802; Municipal Bond, $30,728; Large Capitalization Value, $38,957; Large Capitalization Growth, $46,248; Small Capitalization, $37,893; and International Equity, $31,899. For the year ended August 31, 1998, each portfolio accrued the following amounts in administrative fees: U.S. Government Money Market, $35,159; Investment Quality Bond, $31,607; Municipal Bond, $9,425; Large Capitalization Value, $43,563; Large Capitalization Growth, $70,934; Small Capitalization, $38,677; and International Equity, $16,802. For the year ended August 31, 1999, each Portfolio accrued the following amounts in administrative fees: U.S. Government Money Market, $__________; Investment Quality Bond, $____________; Municipal Bond, $____________; Large Capitalization Value, $__________; Large Capitalization Growth, $____________; Small Capitalization, $____________; and International Equity, $____________.

                          INVESTMENT ADVISORY SERVICES

         Subject to the supervision and direction of the Manager and, ultimately, the Trustees, each Adviser manages the securities held by the Portfolio it serves in accordance with the Portfolio's stated investment objectives and policies, makes investment decisions for the Portfolio and places orders to purchase and sell securities on behalf of the Portfolio.

         The Advisory Agreements for the Portfolios were last approved by the Trustees, including a majority of the Trustees who are not parties to such contract or interested persons of any such parties, on April 12, 1999.

         Each Advisory Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act). Each Advisory Agreement may be terminated by the Trust, Saratoga, or by vote of a majority of the outstanding voting securities of the Trust, upon written notice to the Adviser, or by the Adviser upon at least 100 days' written notice. Each Advisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.

         Subject to the supervision and direction of the Manager and, ultimately, the Trustees, each Adviser's responsibilities are limited to managing the securities held by the Portfolio it serves in accordance with the Portfolio's stated investment objective and policies, making investment decisions for the Portfolio and placing orders to purchase and sell securities on behalf of the Portfolio.

         PLAN OF DISTRIBUTION. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which each Class, other than Class I, pays the Distributor or other entities compensation accrued daily and payable monthly at the annual rate of 1.0% of average daily net assets of Class B and Class C, respectively. The Distributor or other entities also receive the proceeds and contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan.

         The Distributor has informed the Trust that a portion of the fees payable each year pursuant to the Plan equal to 0.25% of such Class's average daily net assets are currently each characterized as a "service fee" under the Rules of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class is characterized as an "asset-based sales charge" as defined in the aforementioned Rules of the Association.

         The Plan was adopted by a majority vote of the Board of Trustees, including all of the Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan (the "Independent 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on the Plan, on December , 1999 and was last approved on July , 1999.

         Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts extended by the Distributor or other entities under the Plan and the purpose for which such expenditures were made.

         The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected Class or Classes of the Trust, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Trust (as defined in the 1940 Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

         At any given time, the expenses in distributing shares of each Portfolio may be in excess of the total of (i) the payments made by the Portfolio pursuant to the Plan, and (ii) the proceeds of CDSCs paid by investors upon the redemption of shares. For example, if $1 million in expenses in distributing shares of a Portfolio had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. Because there is not a requirement under the Plan that the Distributor or other entities be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, such excess amount does not constitute a liability of the Portfolio. Although there is no legal obligation for the Portfolio to pay expenses incurred in excess of payments made to the Distributor under the Plan, and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs. If expenses in distributing shares are less than payments made for distributing shares, the Distributor or other entities will retain the full amount of the payments.

         PORTFOLIO TRANSACTIONS. Each Adviser is responsible for decisions to buy and sell securities, futures contracts and options thereon, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. As most, if not all, purchases made by the Income Portfolios are principal transactions at net prices, those made by the Income Portfolios are principal transactions at net prices, those Portfolios pay no brokerage commissions; however, prices of debt obligations reflect mark-ups and mark-downs which constitute compensation to the executing dealer. Each Portfolio will pay brokerage commissions on transactions in listed options and equity securities. Prices of portfolio securities purchased from underwriters of new issues include a commission or concession paid by the issuer to the underwriter, and prices of debt securities purchased from dealers include a spread between the bid and asked prices. Each Adviser seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers during the course of an underwriting in return for their brokerage and research services, which are intangible and on which no dollar value can be placed. There is no formula for such allocation. The research information may or may not be useful to one or more of the Portfolios and/or other accounts of the Advisers; information received in connection with directed orders of other accounts managed by the Advisers or its affiliates may or may not be useful to one or more of the Portfolios. Such information may be in written or oral form and includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of the Advisers, to make available additional views for consideration and comparison, and to enable the Advisers to obtain market information for the valuation of securities held in a Portfolio's assets.

         Sales of shares of each Portfolio, subject to applicable rules covering the Distributor's activities in this area, will also be considered as a factor in the direction of portfolio transactions to dealers, but only in conformity with the price, execution and other considerations and practices discussed above. A Portfolio will not purchase any securities from or sell any securities to a broker that is affiliated with any of the Advisers (an "affiliated broker") that is acting as principal for its own account. Each of the Advisers currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or adviser to others. It is the practice of each Adviser to cause purchase or sale transactions to be allocated among the Portfolios and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Portfolios and other client accounts, the main factors considered are the respective investment objectives, the relative size of Portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios of each Portfolio and other client accounts. When orders to purchase or sell the same security on identical terms are placed by more than one of the Portfolios and/or other advisory accounts managed by an Adviser or its affiliates, the transactions are generally executed as received, although a Portfolio or advisory account that does not direct trades to a specific broker ("free trades") usually will have its order executed first. Purchases are combined where possible for the purpose of negotiating brokerage commissions, which in some cases might have a detrimental effect on the price or volume of the security in a particular transaction as far as the Portfolio is concerned. Orders placed by accounts that direct trades to a specific broker will generally be executed after the free trades. All orders placed on behalf of the Portfolio are considered free trades. However, having an order placed first in the market does not necessarily guarantee the most favorable price.

         Subject to the above considerations, an affiliated broker may act as a securities broker or futures commission merchant for the Trust. In order for an affiliate of an Adviser or Saratoga to effect any Portfolio transactions for the Trust, the commissions, fees or other remuneration received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time. This standard would allow an affiliated broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including a majority of the Trustees who are not "interested" persons, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

         The following tables present information as to the allocation of brokerage commissions by the Portfolios of the Trust for the year ended August 31, 1997, to Hoenig & Co, Inc. ("Hoenig"), which is an affiliated person of Axe-Houghton Associates, Inc., and was considered an affiliated broker of the Trust during that time period, and information as to the allocation of brokerage commissions by the Portfolios for the years ended August 31, 1997, August 31, 1998 and August 31, 1999 to Oppenheimer & Co., Inc. ("Opco"), which was an affiliated person of OpCap Advisers, and was considered an affiliated broker of the Trust during those time periods.



------------------------- ------------------ ----------------------- -------------------- --------------------------
                                                Commissions Paid         % of total           % of total dollar
------------------------- ------------------ ----------------------- -------------------- --------------------------
------------------------- ------------------ ----------------------- -------------------- --------------------------
       Portfolio                Period              to Hoenig         commissions paid     amount of transactions
------------------------- ------------------ ----------------------- -------------------- --------------------------
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
------------------------- ------------------ ----------------------- -------------------- --------------------------
Small Capitalization      Year ended                         $3,300                 3.7%                       1.4%
                          8/31/97
------------------------- ------------------ ----------------------- -------------------- --------------------------
------------------------- ------------------ ----------------------- -------------------- --------------------------

------------------------- ------------------ ----------------------- -------------------- --------------------------
------------------------- ------------------ ----------------------- -------------------- --------------------------
                          Year ended                              $                    %                          %
                          8/31/98
------------------------- ------------------ ----------------------- -------------------- --------------------------
------------------------- ------------------ ----------------------- -------------------- --------------------------

------------------------- ------------------ ----------------------- -------------------- --------------------------
------------------------- ------------------ ----------------------- -------------------- --------------------------
                          Year ended                            $23                    %                          %
                          8/31/99
------------------------- ------------------ ----------------------- -------------------- --------------------------
------------------------- ------------------ ----------------------- -------------------- --------------------------

------------------------- ------------------ ----------------------- -------------------- --------------------------
------------------------- ------------------ ----------------------- -------------------- --------------------------
Investment Quality Bond   Year ended                              $                   0%                         0%
                          8/31/97
------------------------- ------------------ ----------------------- -------------------- --------------------------
------------------------- ------------------ ----------------------- -------------------- --------------------------

------------------------- ------------------ ----------------------- -------------------- --------------------------
------------------------- ------------------ ----------------------- -------------------- --------------------------
                          Year ended                              $                    %                          %
                          8/31/98
------------------------- ------------------ ----------------------- -------------------- --------------------------
------------------------- ------------------ ----------------------- -------------------- --------------------------

------------------------- ------------------ ----------------------- -------------------- --------------------------
------------------------- ------------------ ----------------------- -------------------- --------------------------
                          Year ended                              $                    %                          %
                          8/31/99
------------------------- ------------------ ----------------------- -------------------- --------------------------


* Most transactions for the investment Quality Bond Portfolio are on a principal basis; however transactions with Hoenig & Co, Inc. were on an agency basis since principal transactions between the Portfolio and an affiliated broker are restricted by the 1940 Act.




-------------------------- --------------- ---------------------- --------------------- ----------------------------
Portfolio                  Period               Commissions Paid            % of total            % of total dollar
---------                  ------
                                                         to OpCo      commissions paid       amount of transactions
-------------------------- --------------- ---------------------- --------------------- ----------------------------
-------------------------- --------------- ---------------------- --------------------- ----------------------------

-------------------------- --------------- ---------------------- --------------------- ----------------------------
-------------------------- --------------- ---------------------- --------------------- ----------------------------
Large Capitalization       Year ended                       $275                  1.8%                         0.3%
Value                      8/31/97
-------------------------- --------------- ---------------------- --------------------- ----------------------------
-------------------------- --------------- ---------------------- --------------------- ----------------------------

-------------------------- --------------- ---------------------- --------------------- ----------------------------
-------------------------- --------------- ---------------------- --------------------- ----------------------------
                           Year ended                     $1,045                  2.2%                         2.2%
                           8/31/98
-------------------------- --------------- ---------------------- --------------------- ----------------------------
-------------------------- --------------- ---------------------- --------------------- ----------------------------

-------------------------- --------------- ---------------------- --------------------- ----------------------------
-------------------------- --------------- ---------------------- --------------------- ----------------------------
                           Year ended                          $                     %                            %
                           8/31/99
-------------------------- --------------- ---------------------- --------------------- ----------------------------
-------------------------- --------------- ---------------------- --------------------- ----------------------------

-------------------------- --------------- ---------------------- --------------------- ----------------------------
-------------------------- --------------- ---------------------- --------------------- ----------------------------
Small Capitalization
-------------------------- --------------- ---------------------- --------------------- ----------------------------
-------------------------- --------------- ---------------------- --------------------- ----------------------------

-------------------------- --------------- ---------------------- --------------------- ----------------------------
-------------------------- --------------- ---------------------- --------------------- ----------------------------
                           Year ended                         $0                  0.0%                         0.0%
                           8/31/97
-------------------------- --------------- ---------------------- --------------------- ----------------------------
-------------------------- --------------- ---------------------- --------------------- ----------------------------

-------------------------- --------------- ---------------------- --------------------- ----------------------------
-------------------------- --------------- ---------------------- --------------------- ----------------------------
                           Year ended                         $0                  0.0%                         0.0%
                           8/31/98
-------------------------- --------------- ---------------------- --------------------- ----------------------------
-------------------------- --------------- ---------------------- --------------------- ----------------------------

-------------------------- --------------- ---------------------- --------------------- ----------------------------
-------------------------- --------------- ---------------------- --------------------- ----------------------------
                           Year ended                          $                     %                            %
                           8/31/99
-------------------------- --------------- ---------------------- --------------------- ----------------------------

                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share for each class of shares of each Portfolio is determined each day the New York Stock Exchange (the "Exchange") is open, as of the close of the regular trading session of the Exchange that day (currently 4:00 p.m. Eastern Time), by dividing the value of a Portfolio's net assets by the number of its shares outstanding.

The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. It may also close on other days.

         Securities listed on a national securities exchange or designated national market system securities are valued at the last reported sale price on that day, or, if there has been no sale on such day or on the previous day on which the Exchange was open (if a week has not elapsed between such days), then the value of such security is taken to be the reported bid price at the time as of which the value is being ascertained. Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Any securities or other assets for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. The value of a foreign security is determined in its national currency and that value is then converted into its US dollar equivalent at the foreign exchange rate in effect on the date of valuation.

         The Trust's Board of Trustees has approved the use of nationally recognized bond pricing services for the valuation of each Portfolio's debt securities. The services selected create and maintain price matrices of U.S. Government and other securities from which individual holdings are valued shortly after the close of business each trading day. Debt securities not covered by the pricing services are valued upon bid prices obtained from dealers who maintain an active market therein or, if no readily available market quotations are available from dealers, such securities (including restricted securities and OTC options) are valued at fair value under the Board's procedures. Short-term (having a maturity of 60 days or less) debt securities are valued at amortized cost.

         Puts and calls are valued at the last sales price therefor, or, if there are no transactions, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date. Futures are valued based on their daily settlement value. When a Portfolio writes a call, an amount equal to the premium received is included in the Portfolio Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is adjusted ("marked-to-market") to reflect the current market value of the call. If a call written by a Portfolio is exercised, the proceeds on the sale of the underlying securities are increased by the premium received. If a call or put written by a Portfolio expires on its stipulated expiration date or if a Portfolio enters into a closing transaction, it will realize a gain or loss depending on whether the premium was more or less than the transaction costs, without regard to unrealized appreciation or depreciation on the underlying securities. If a put held by a Portfolio is exercised by it, the amount the Portfolio receives on its sale of the underlying investment is reduced by the amount of the premium paid by the Portfolio.

         The U.S. Government Money Market Portfolio utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of the shares of the Portfolio. The Portfolio utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods, the yield to investors in the Portfolio may differ somewhat from that obtained in a similar company which uses mark to market values from all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less
(more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

         The Portfolio's use of the amortized cost method to value its portfolio securities and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the 1940 Act (the "Rule"), and is conditioned on its compliance with various conditions including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Portfolio's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Portfolios investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, the Trustees' considerations made pursuant to them and any actions taken upon such considerations; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses or as provided by the Agreement and Declaration of Trust, reducing the number of the outstanding shares of the Portfolio to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders). Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the Portfolio's capital the necessary shares that represent the amount of excess upon such determination. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investment in the Portfolio.

         The Rule further requires that the Portfolio limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities (as defined below). The Rule also requires the Portfolio to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with remaining maturity of more than thirteen months. Should the disposition of a Portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Portfolio would be required to invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

         Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio instrument is deemed to be the period remaining (calculated from the trade date or such other date on which the Portfolio's interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made.

         A variable rate obligation that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         An Eligible  Security is defined in the Rule to mean a security  which:
(a) has a remaining maturity of thirteen months or less; (b) (i) is rated in the two highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) was a long-term security at the time of issuance whose issuer has outstanding a short-term debt obligation which is comparable in priority and security and has a rating as specified in clause (b) above; or (d) if no rating is assigned by any NRSRO as provided in clauses (b) and (c) above, the unrated security is determined by the Board to be of comparable quality to any such rated security.

         As permitted by the Rule, the Trustees have delegated to the Portfolio's Adviser, subject to the Trustees' oversight pursuant to guidelines and procedures adopted by the Trustees, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

         If the Trustees determine that it is no longer in the best interests of the Portfolio and its shareholders to maintain a stable price of $1.00 per share, or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Trust will notify shareholders of any such change.

         The Portfolio will manage its portfolio in an effort to maintain a constant $1.00 per share price, but it cannot assure that the value of its shares will never deviate from this price. Since dividends from net investment income are declared and reinvested on a daily basis, the net asset value per share, under ordinary circumstances, is likely to remain constant. Otherwise, realized and unrealized gains and losses will not be distributed on a daily basis but will be reflected in the Portfolio's net asset value. The amounts of such gains and losses will be considered by the Trustees in determining the action to be taken to maintain the Trust's $1.00 per share net asset value. Such action may include distribution at any time of part or all of the then accumulated undistributed net realized capital gains, or reduction or elimination of daily dividends by an amount equal to part or all of the then accumulated net realized capital losses. However, if realized losses should exceed the sum of net investment income plus realized gains on any day, the net asset value per share on that day might decline below $1.00 per share. In such circumstances, the Trust may eliminate the payment of daily dividends for a period of time in an effort to restore the Trust's $1.00 per share net asset value. A decline in prices of securities could result in significant unrealized depreciation on a mark-to-market basis. Under these circumstances the Portfolio may reduce or eliminate the payment of dividends and utilize a net asset value per share as determined by using available market quotations or reduce the number of its shares outstanding.


                  PORTFOLIO YIELD AND TOTAL RETURN INFORMATION
                             PERFORMANCE INFORMATION

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

         CURRENT YIELD AND EFFECTIVE YIELD. The Trust may from time to time advertise the current yield and effective annual yield of the U.S. Government Money Market Portfolio calculated over a 7-day period. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the share but excluding any capital changes. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in the Portfolio, and its operating expenses. The Portfolio may also prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized 7-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

                Effective Yield = (base period return +1)365/7 -1

Other Portfolios

         YIELDS. Yield information may be useful to investors in reviewing a Portfolio's performance. However, a number of factors should be considered before using yield information as a basis for comparison with other investments. An investment in any of the Portfolios of the Trust is not insured; yield is not guaranteed and normally will fluctuate on a daily basis. The yield for any given past period is not an indication or representation of future yields or rates of return. Yield is affected by Portfolio quality, Portfolio maturity, type of instruments held and operating expenses. When comparing a Portfolio's yield with that of other investments, investors should understand that certain other investment alternatives such as money-market instruments or bank accounts provide fixed yield and also that bank accounts may be insured.

         The Trust may from time to time advertise the yield of a Portfolio as calculated over a 30-day period. This yield will be computed by dividing the Trust's net investment income per share earned during this 30-day period by the maximum offering price per share on the last day of this period. The average number of shares used in determining the net investment income per share will be the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. In accordance with regulations of the Securities and Exchange Commission, income will be computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all expenses incurred during the period, which include management and distribution fees. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described in the Prospectus.
Yield is calculated according to the following formula:


                                     ------------------------------------------
                                                                x       6
                             YIELD = 2(---- + 1) - 1
                                       cd
                                     ------------------------------------------

Where:
x = daily net investment income, based upon the subtraction of daily accrued expenses from daily accrued income of the Portfolio. Income is accrued daily for each day of the indicated period based upon yield-to-maturity of each obligation held in the Portfolio as of the day before the beginning of any thirty-day period or as of contractual settlement date for securities acquired during the period. Mortgage and other receivables-backed securities calculate income using coupon rate and outstanding principal amount.

c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

d = the maximum offering price per share on the last day of the period.

         Yield does not reflect capital gains or losses, non-recurring or irregular income. Gain or loss attributable to actual monthly paydowns on mortgage or other receivables-backed obligations purchased at a discount or premium is reflected as an increase or decrease in interest income during the period.

         TAX EQUIVALENT YIELD is computed by dividing that portion of the current yield (computed as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Portfolio that is not tax exempt.

                                      E
  TAX EQUIVALENT YIELD =  ----------  + t

                                 1-P
----------------------------------        Where:     E = tax exempt yield
                                                     P = stated income tax rate
                                                     t = taxable yield

         The Municipal Bond Portfolio may advertise tax-equivalent yields at varying assumed tax rates.

         AVERAGE ANNUAL TOTAL RETURN

         The Trust may from time to time advertise the average annual total return of a Portfolio. These figures are computed separately for Class I, Class B and Class C shares. Average annual total return is computed by finding the average annual computed rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                  P (1+t)n = ERV

Where:          P =    a hypothetical initial investment of $1,000
                t =    average annual total return
                n =    number of years
              ERV =    ending redeemable value of P at the end of each period

         Total return information may be useful to investors in reviewing a Portfolio's performance. However, certain factors should be considered before using this information as a basis for comparison with alternate investments. No adjustment is made for taxes payable on distributions. The total return for any given past period is not an indication or representation by the Portfolio of future rates of return on its shares.

         Total returns quoted in advertising reflect all aspects of a Portfolio's return including the effect of reinvesting dividends and capital gain distributions, and any change in a Portfolio's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Portfolio over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual return that would equal 100% growth on a compounded basis in ten years.


         AGGREGATE TOTAL RETURN

         The Trust may from time to time advertise the aggregate total return of a Portfolio. A Portfolio's aggregate total return figures represent the cumulative change in the value of an investment in the Portfolio for the specified period and are computed by the following formula:

                                              ERV - P
                                            --------
                                                   P

         Where:   P = a hypothetical initial payment of $1000.

         ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5 or 10 year period (or fractional portion thereof).

         Unaveraged or cumulative total returns reflect the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

         The average annual total return [for Class I] on an investment made in [Class I] shares of the Portfolios for the year ended August 31, 1999 and for the period of inception (September 2, 1994) through year ended August 31, 1999 are as follows:

-------------------------------------------------- ------------------------------------ ---------------------------------

                                                                                        --------------------------------
                                                   -----------------------------------  --------------------------------
                                                   -----------------------------------        Average Annual Total
-------------------------------------------------         Average Annual Total          --------------------------------
Name of Portfolio                                  -----------------------------------  --------------------------------
                                                        Return for the year ended        Return for period of inception
                                                   -----------------------------------   through year ended August 31,
                                                            August 31, 1999*                         1999*
-------------------------------------------------- ------------------------------------ ---------------------------------
-------------------------------------------------- ------------------------------------ ---------------------------------

Large Capitalization Value Portfolio                              ___%                                ___%
-------------------------------------------------- ------------------------------------ ---------------------------------
-------------------------------------------------- ------------------------------------ ---------------------------------

Large Capitalization Growth Portfolio                             ___%                                ___%
-------------------------------------------------- ------------------------------------ ---------------------------------
-------------------------------------------------- ------------------------------------ ---------------------------------

Small Capitalization Portfolio                                    ___%                                ___%
-------------------------------------------------- ------------------------------------ ---------------------------------
-------------------------------------------------- ------------------------------------ ---------------------------------

International Equity Portfolio                                    ___%                                ___%
-------------------------------------------------- ------------------------------------ ---------------------------------
-------------------------------------------------- ------------------------------------ ---------------------------------

Investment Quality Bond Portfolio                                 ___%                                ___%
-------------------------------------------------- ------------------------------------ ---------------------------------
-------------------------------------------------- ------------------------------------ ---------------------------------

Municipal Bond Portfolio                                          ___%                                ___%
-------------------------------------------------- ------------------------------------ ---------------------------------

* During the year ended August 31, 1999, the Manager waived all or a portion of its management fee for each portfolio. The Manager also assumed a portion of the operating expenses of the Municipal Bond Portfolio. All Portfolios benefitted from expense offset arrangements with the custodian bank. Without such waivers, expense assumptions and expense offsets, the returns would have been lower.

         The average annual total return [for Class B and C] on an investment made in [Class B and C] shares of the Portfolios for the period of inception
(January 1, 1999) through year ended August 31, 1999 are as follows:



---------------------------------------------------------------------------- ------------------------------------


                                                                                    Average Annual Total
                                                                               Return for period of inception
Name of Portfolio                                                                       through year
                                                                                   ended August 31, 1999*
---------------------------------------------------------------------------- ------------------------------------
---------------------------------------------------------------------------- ------------------------------------

Large Capitalization Value Portfolio                                                        ___%
---------------------------------------------------------------------------- ------------------------------------
---------------------------------------------------------------------------- ------------------------------------

Large Capitalization Growth Portfolio                                                       ___%
---------------------------------------------------------------------------- ------------------------------------
---------------------------------------------------------------------------- ------------------------------------

Small Capitalization Portfolio                                                              ___%
---------------------------------------------------------------------------- ------------------------------------
---------------------------------------------------------------------------- ------------------------------------

International Equity Portfolio                                                              ___%
---------------------------------------------------------------------------- ------------------------------------
---------------------------------------------------------------------------- ------------------------------------

Investment Quality Bond Portfolio                                                           ___%
---------------------------------------------------------------------------- ------------------------------------
---------------------------------------------------------------------------- ------------------------------------

Municipal Bond Portfolio                                                                    ___%
---------------------------------------------------------------------------- ------------------------------------


* During the year ended August 31, 1999, the Manager waived all or a portion of its management fee for each portfolio. The Manager also assumed a portion of the operating expenses of the Municipal Bond Portfolio. All Portfolios benefitted from expense offset arrangements with the custodian bank. Without such waivers, expense assumptions and expense offsets, the returns would have been lower.


                             YIELD FOR 30-DAY PERIOD
                             ENDED AUGUST 31, 1999*

Portfolio

Investment Quality Bond Portfolio                             ___%

Municipal Bond Portfolio                           ___%


* Reflects the waiver of management fees, assumption of certain operating expenses of the Municipal Bond Portfolio, and the benefit of expense offset arrangements. Without such waivers, assumptions and expense offsets, the yields would have been ___% for the Investment Quality Bond Portfolio and ___% for the Municipal Bond Portfolio.



                     TAX EQUIVALENT YIELD FOR 30-DAY PERIOD

--------------------- ---------------- -------------------- ------------------ ------------------ --------------------

                                                            At Federal         At Federal
Portfolio             30 Day Period    At Federal Income    Income Tax Rate    Income Tax Rate    At Federal Income
---------                                                              -----              -----
                      Ended            Tax Rate of 28%      of 31%             of 36%             Tax Rate of 39.6%
                      -----                -----------      ------             ------                 -------------
--------------------- ---------------- -------------------- ------------------ ------------------ --------------------
--------------------- ---------------- -------------------- ------------------ ------------------ --------------------

Municipal Bond        8/31/99*                 %                  %                  %                  %
--------------------- ---------------- -------------------- ------------------ ------------------ --------------------

[*During the 30-day period ended August 31, 1999, the Manager waived the management fee, assumed certain expenses and benefitted from expense offset arrangements for the Municipal Bond Portfolio. Without such waivers, expense assumptions and expense offsets, the yields for the Municipal Bond Portfolio would have been % at the 28% Federal income tax rate, % at the % Federal income tax rate, % at the 36% Federal income tax rate and % at the 39.6% Federal income tax rate for the period ended August 31, 1999.]


                          YIELD FOR SEVEN-DAY PERIOD*

------------------------------------------ ----------------------- ---------------------- --------------------------

Portfolio                                       Period Ended              Current                 Effective
------------------------------------------ ----------------------- ---------------------- --------------------------
------------------------------------------ ----------------------- ---------------------- --------------------------

U.S. Government Money Market Portfolio     August 31, 1999                             %                          %
------------------------------------------ ----------------------- ---------------------- --------------------------

[* During the seven day period ended August 31, 1999 the Manager waived a portion of the entire management fee, assumed certain expenses, and benefitted from an expense offset arrangement with respect to the U.S. Government Money Market Portfolio. Without such waiver, expense assumptions and expense offsets, the current yield and effective yield would have been % and 4.35%, respectively.]

         From time to time the Portfolios may refer in advertisements to rankings and performance statistics published by (1) recognized mutual fund performance rating services including but not Limited to Lipper Analytical Services, Inc. and Morningstar, Inc., (2) recognized indexes including but not Limited to the Standard & Poor's Composite Stock Price Index, Russell 2000 Index, Dow Jones Industrial Average, Consumer Price Index, EAFE Index, Lehman Brothers Government/Corporate Bond Index, the S&P Barra/Growth Index, the S&P/Barra Value Index, Lehman Municipal Bond Index and (3) Money Magazine and other financial publications including but not limited to magazines, newspapers and newsletters. Performance statistics may include yields, total returns, measures of volatility, standard deviation or other methods of portraying performance based on the method used by the publishers of the information. In addition, comparisons may be made between yields on certificates of deposit and U.S. government securities and corporate bonds, and between value stocks and growth stocks, and may refer to current or historic financial or economic trends or conditions.

         The performance of the Portfolios may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, performance may be compared to mutual fund performance indices prepared by Lipper.

         From time to time, a Portfolio's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Portfolio may quote Morningstar, Inc., in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance.

         Saratoga Capital Management or Funds Distributor, Inc. (the "Distributor") (which replaced Unified Management Corporation as the Trust's distributor effective September 21, 1999) may provide information designed to help individuals understand their investment goals and explore various financial strategies such as general principles of investing, such as asset allocation, diversification, risk tolerance, goal setting, and a questionnaire designed to help create a personal financial profile.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

         Saratoga Capital Management or the Distributor may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolios. The Portfolios may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         In advertising materials, the Distributor may reference or discuss its products and services, which may include: retirement investing; brokerage products and services; the effects of dollar-cost averaging and saving for college; and the risks of market timing. In addition, the Distributor may quote financial or business publications and periodicals, including model Portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

         The Portfolios may present their fund number, Quotron number, CUSIP number, and discuss or quote their current portfolio manager.

         VOLATILITY. The Portfolios may quote various measures of volatility and benchmark correlation in advertising. In addition, the Portfolios may compare these measures to those of other funds. Measures of volatility seek to compare a fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

         Momentum indicators indicate the Portfolios' price movements over specific periods of time. Each point on the momentum indicator represents the Portfolios' percentage change in price movements over that period.

         The Portfolios may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

         The Portfolios may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 28% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.


                                      TAXES

THE MUNICIPAL BOND PORTFOLIO

         Because the Municipal Bond Portfolio will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Bond Portfolio is not deductible for Federal income tax purposes. If a shareholder of the Municipal Bond Portfolio receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share may, to the extent of such exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividend paid by the Municipal Bond Portfolio which represents income derived from private activity bonds held by the Portfolio may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. Moreover, as noted in the Prospectus, some of the Municipal Bond Portfolio's dividends may be a specific preference item or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes. In addition, the receipt of dividends and distributions from the Municipal Bond Portfolio also may affect a foreign corporate shareholder's Federal "branch profits" tax liability and a Subchapter S corporate shareholder's Federal "excess net passive income" tax liability. Shareholders should consult their own tax advisers as to whether they are (a) substantial users with respect to a facility or related to such users within the meaning of the Code or (b) subject to a Federal alternative minimum tax, the Federal environmental tax, the Federal branch profits tax or the Federal excess net passive income tax.

         Each shareholder of the Municipal Bond Portfolio will receive after the close of the calendar year an annual statement as to the Federal income tax status of his or her dividends and distributions from the Portfolio for the prior calendar year. These statements also will designate the amount of exempt-interest dividends that is a specified preference in term for purposes of the Federal individual and corporate alternative minimum taxes. Each shareholder of the Municipal Bond Portfolio will also receive a report of the percentage and source on a state-by-state basis of interest income on municipal obligations received by the Portfolio during the preceding year. Shareholders should consult their tax advisers as to any other state and local taxes that may apply to these dividends and distributions. In the event that the Municipal Bond Portfolio derives taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend as its actual taxable net investment income bears to its total taxable net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

ALL PORTFOLIOS

         At August 31, 1999, the following Portfolios had, for Federal income tax purposes, unused capital loss carryforwards available to offset future capital gains through the following fiscal years ended August 31:



--------------------------------------------------------------------------------------------------------------------

Name of Portfolio                                Total        2003         2004          2005         2006
-----------------                                -----        ----         ----          ----         ----
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

International Equity                             $           --           --             $            $
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

U.S. Government Money Market                     $           --           --             $            $
--------------------------------------------------------------------------------------------------------------------

         As described above and in the Prospectus, the Portfolios may invest in futures contracts and options. Each Portfolio anticipates that these investment activities will not prevent the Trust from qualifying as a regulated investment company. As a general rule, these investment activities will increase or decrease the amount of long-term and short-term capital gains or losses realized by a Portfolio and, accordingly, will affect the amount of capital gains distributed to the Portfolio's shareholders.

         Any net long-term capital gains realized by a Portfolio will be distributed annually as described in the Prospectus. Such distributions ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares of the Portfolio and will be designated as capital gain dividends in a written notice mailed by the Portfolio to shareholders after the close of the Portfolio's taxable year. If a shareholder receives a capital gain dividend with respect to any share and if the share has been held by the shareholder for six months or less, then any loss (to the extent not disallowed pursuant to the other six-month rule described above relating to exempt-interest dividends) on the sale or exchange of such share will be treated as a long-term capital loss to the extent of the capital gain dividend. Short-term capital gains will be distributed annually as ordinary income as required by the Internal Revenue Code.

         If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to a 31% "backup withholding tax," with respect to (a) taxable dividends and distributions, and (b) the proceeds of any redemptions of shares of a Portfolio. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and will be credited against a taxpayer's regular Federal income tax liability.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Municipal Bond Portfolio could be affected. In that event the Board of Trustees of the Trust would reevaluate the investment objections and policies of the Municipal Bond Portfolio.

         The foregoing is only a summary of certain tax considerations generally affecting the Portfolios, and is not intended as a substitute for careful tax planning. Individuals are often exempt from state and local personal income taxes on distributions of tax-exempt interest income derived from obligations of issuers located in the state in which they reside when these distributions are received directly from these issuers, but are usually subject to such taxes on income derived from obligations of issuers located in other jurisdictions. The discussion does not purport to deal with all of the Federal, state and local tax consequences applicable to an investment in the Municipal Bond Portfolio, or to all categories of investors, some of which may be subject to special rules. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations.

                             ADDITIONAL INFORMATION

         DESCRIPTION OF THE TRUST. It is not contemplated that regular annual meetings of shareholders will be held. Shareholders of each Portfolio have the right, upon the declaration in writing or vote by two-thirds of the outstanding shares of the Portfolio, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders (for at least six months) of 10% of its outstanding shares. In addition, 10 shareholders holding the lesser of $25,000 or 1% of a Portfolio's outstanding shares may advise the Trustees in writing that they wish to communicate with other shareholders of that Portfolio for the purpose of requesting a meeting to remove a Trustee. The Trustees will then either give the applicants access to the Portfolio's shareholder list or mail the applicant's communication to all other shareholders at the applicant's expense.

         When issued, shares of each class are fully paid and have no preemptive, conversion (except Class B Shares) or other subscription rights.
Each class of shares represents identical interests in the applicable Portfolio's investment Portfolio. As such, they have the same rights, privileges and preferences, except with respect to: (a) the designation of each class, (b) the effect of the respective sales charges, if any, for each class, (c) the distribution fees borne by each class, (d) the expenses allocable exclusively to each class, (e) voting rights on matters exclusively affecting a single class and (f) the exchange privilege of each class. Upon liquidation of the Trust or any Portfolio, shareholders of each class of shares of a Portfolio are entitled to share pro rata in the net assets of that class available for distribution to shareholders after all debts and expenses have been paid. The shares do not have cumulative voting rights.

         The assets received by the Trust on the sale of shares of each Portfolio and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to each Portfolio, and constitute the assets of such Portfolio. The assets of each Portfolio are required to be segregated on the Trust's books of account. Expenses not otherwise identified with a particular Portfolio will be allocated fairly among two or more Portfolios by the Board of Trustees. The Trust's Board of Trustees has agreed to monitor the Portfolio transactions and management of each of the Portfolios and to consider and resolve any conflict that may arise.

         The Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for each Portfolio's obligations, and provides that each Portfolio shall indemnify any shareholder who is held personally liable for the obligations of that Portfolio. It also provides that each Portfolio shall assume, upon request, the defense of any claim made against any shareholder for any act or obligation of that Portfolio and shall satisfy any judgment thereon.

POSSIBLE ADDITIONAL PORTFOLIO SERIES. If additional Portfolios are created by the Board of Trustees, shares of each such Portfolio will be entitled to vote as a group only to the extent permitted by the 1940 Act (see below) or as permitted by the Board of Trustees.

         Under Rule 18f-2 of the 1940 Act, any matter required to be submitted to a vote of shareholders of any investment company which has two or more series outstanding is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in that Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of trustees or the ratification of the selection of accountants. Approval of an investment management or distribution plan and a change in fundamental policies would be regarded as matters requiring separate voting by each Portfolio. The Rule contains provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

         INDEPENDENT AUDITORS. Ernst & Young, LLP, 787 Seventh Avenue, New York, New York 10019 serves as the independent auditors of the Trust and of each Portfolio. Their services include auditing the annual financial statements and financial highlights of each Portfolio as well as other related services.

         CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT. State Street Bank and Trust Company acts as transfer agent, shareholder servicing agent and custodian of the assets of the Trust.

DISTRIBUTION OPTIONS. Shareholders may change their distribution options by giving the Transfer Agent three days prior notice in writing.

         TAX INFORMATION. The Federal tax treatment of the Portfolios' dividends and distributions is explained in the Prospectus under the heading "Dividends, Distributions and Taxes." A Portfolio will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of any calendar year substantially all its ordinary income for that year and capital gains for the one year period ending on October 31 of that year.

         RETIREMENT PLANS. The Distributor may print advertisements and brochures concerning retirement plans, lump sum distributions and 401-k plans. These materials may include descriptions of tax rules, strategies for reducing risk and descriptions of 401-k programs. From time to time hypothetical investment programs illustrating various tax-deferred investment strategies will be used in brochures, sales literature, and omitting prospectuses. The following examples illustrate the general approaches that will be followed. These hypotheticals will be modified with different investment amounts, reflecting the amounts that can be invested in different types of retirement programs, different assumed tax rates, and assumed rates of return. They should not be viewed as indicative of past or future performance of any of the Distributor's products.

EXAMPLES


--------------------------------------------------------------------------

Benefits of Long Term Tax-Free Compounding - Single Sum
--------------------------------------------------------------------------
--------------------- ----------------------------------------------------

                               Amount of Contribution: $100,000
--------------------- ----------------------------------------------------
--------------------- ----------------------------------------------------

                                        Rates of Return
---------------------
---------------------                   ---------------- -----------------

Years
--------------------- ----------------- ---------------- -----------------
--------------------- ----------------- ---------------- -----------------

                           8.00%            10.00%            12.00%
--------------------- ----------------- ---------------- -----------------
--------------------- ----------------------------------------------------

                                         Value at end
--------------------- ----------------------------------------------------
--------------------- ----------------- ---------------- -----------------

5                            $ 146,933        $ 161,051         $ 176,234
--------------------- ----------------- ---------------- -----------------
--------------------- ----------------- ---------------- -----------------

10                           $ 215,892        $ 259,374         $ 310,585
--------------------- ----------------- ---------------- -----------------
--------------------- ----------------- ---------------- -----------------

15                           $ 317,217        $ 417,725         $ 547,357
--------------------- ----------------- ---------------- -----------------
--------------------- ----------------- ---------------- -----------------

20                           $ 466,096        $ 672,750         $ 964,629
--------------------- ----------------- ---------------- -----------------
--------------------- ----------------- ---------------- -----------------

25                           $ 684,848       $1,083,471        $1,700,006
--------------------- ----------------- ---------------- -----------------
--------------------- ----------------- ---------------- -----------------

30                          $1,006,266       $1,744,940        $2,995,992
--------------------- ----------------- ---------------- -----------------


--------------------------------------------------------------------------

Benefits of Long Term Tax-Free Compounding - Periodic Investment
--------------------------------------------------------------------------
--------------------- ----------------------------------------------------

                               Amount Invested Annually: $2,000
--------------------- ----------------------------------------------------
--------------------- ----------------------------------------------------

                                        Rates of Return
---------------------
---------------------                   ---------------- -----------------

Years
--------------------- ----------------- ---------------- -----------------
--------------------- ----------------- ---------------- -----------------

                           8.00%            10.00%            12.00%
--------------------- ----------------- ---------------- -----------------
--------------------- ----------------------------------------------------

                                         Value at End
--------------------- ----------------------------------------------------
--------------------- ----------------- ---------------- -----------------

5                              $12,672         $ 13,431          $ 14,230
--------------------- ----------------- ---------------- -----------------
--------------------- ----------------- ---------------- -----------------

10                             $31,291         $ 35,062          $ 39,309
--------------------- ----------------- ---------------- -----------------
--------------------- ----------------- ---------------- -----------------

15                             $58,649         $ 69,899          $ 83,507
--------------------- ----------------- ---------------- -----------------
--------------------- ----------------- ---------------- -----------------

20                             $98,846         $126,005          $161,397
--------------------- ----------------- ---------------- -----------------
--------------------- ----------------- ---------------- -----------------

25                            $157,909         $216,364          $298,668
--------------------- ----------------- ---------------- -----------------
--------------------- ----------------- ---------------- -----------------

30                            $244,692         $361,887          $540,585
--------------------- ----------------- ---------------- -----------------

--------------------------------------------------------------------------------

Comparison of Taxable and Tax-Free Investing -- Periodic Investments (Assumed Tax Rate: 28%)
--------------------------------------------------------------------------------
------------ -------------------------------------------------------------------

                            Amount of Annual Contribution (Pre-Tax): $2,000
------------ -------------------------------------------------------------------
------------ -------------------------------------------------------------------


                                     Tax Deferred Rates of Return
------------ -------------------------------------------------------------------
------------ -------------------------- ------------------------- --------------

Years
------------ -------------------------- ------------------------- --------------
------------ -------------------------- ------------------------- --------------

                       8.00%                     10.00%                   12.00%
------------ -------------------------- ------------------------- --------------
------------ -------------------------------------------------------------------

                                             Value at End
------------ -------------------------------------------------------------------
------------ -------------------------- ------------------------- --------------

                              $12,672                   $13,431         $14,230
------------ -------------------------- ------------------------- --------------
------------ -------------------------- ------------------------- --------------

10                             $31,291                   $35,062        $39,309
------------ -------------------------- ------------------------- --------------
------------ -------------------------- ------------------------- --------------

15                             $58,649                   $69,899        $83,507
------------ -------------------------- ------------------------- --------------
------------ -------------------------- ------------------------- --------------

20                             $98,846                  $126,005       $161,397
------------ -------------------------- ------------------------- --------------
------------ -------------------------- ------------------------- --------------

25                            $157,909                  $216,364       $298,668
------------ -------------------------- ------------------------- --------------
------------ -------------------------- ------------------------- --------------

30                            $244,692                  $361,887       $540,585
------------ -------------------------- ------------------------- --------------
------------ -------------------------- ------------------------- --------------


------------ -------------------------- ------------------------- --------------
------------ -------------------------------------------------------------------

                                Annual Contribution (After Tax): $1,440

                                      Fully Taxed Rates of Return
------------ -------------------------------------------------------------------
------------ -------------------------- ------------------------- --------------

Years
------------ -------------------------- ------------------------- --------------
------------ -------------------------- ------------------------- --------------

                       5.76%                     7.20%                     8.64%
------------ -------------------------- ------------------------- --------------
------------ -------------------------------------------------------------------

                                             Value at End
------------ -------------------------------------------------------------------
------------ -------------------------- ------------------------- --------------

5                              $ 8,544                   $ 8,913         $ 9,296
------------ -------------------------- ------------------------- --------------
------------ -------------------------- ------------------------- --------------

10                             $19,849                   $21,531         $23,364
------------ -------------------------- ------------------------- --------------
------------ -------------------------- ------------------------- --------------

15                             $34,807                   $39,394         $44,654
------------ -------------------------- ------------------------- --------------
------------ -------------------------- ------------------------- --------------

20                             $54,598                   $64,683         $76,874
------------ -------------------------- ------------------------- --------------
------------ -------------------------- ------------------------- --------------

25                             $80,785                  $100,485        $125,635
------------ -------------------------- ------------------------- --------------
------------ -------------------------- ------------------------- --------------

30                            $115,435                  $151,171        $199,429
------------ -------------------------- ------------------------- --------------

--------------------------------------------------------------------------------

                            Comparison of Tax Deferred Investing
                                -- Deducting Taxes at End
                              (Assumed Tax Rate at End: 28%)
--------------------------------------------------------------------------------
------------ -------------------------------------------------------------------

                                 Amount of Annual Contribution: $2,000
------------ -------------------------------------------------------------------
------------ -------------------------------------------------------------------

                                     Tax Deferred Rates of Return
------------ -------------------------------------------------------------------
------------ -------------------------- ------------------------- --------------

Years
------------ -------------------------- ------------------------- --------------
------------ -------------------------- ------------------------- --------------

                       8.00%                     10.00%                 12.00%
------------ -------------------------- ------------------------- --------------
------------ -------------------------------------------------------------------

                                             Value at end
------------ -------------------------------------------------------------------
------------ -------------------------- ------------------------- --------------

5                              $11,924                   $12,470       $13,046
------------ -------------------------- ------------------------- -------------
------------ -------------------------- ------------------------- -------------

10                             $28,130                   $30,485       $33,903
------------ -------------------------- ------------------------- -------------
------------ -------------------------- ------------------------- -------------

15                             $50,627                   $58,728       $68,525
------------ -------------------------- ------------------------- -------------
------------ -------------------------- ------------------------- -------------

20                             $82,369                  $101,924      $127,406
------------ -------------------------- ------------------------- -------------
------------ -------------------------- ------------------------- -------------

25                            $127,694                  $169,782      $229,041
------------ -------------------------- ------------------------- -------------
------------ -------------------------- ------------------------- -------------

30                            $192,978                  $277,359      $406,021
------------ -------------------------- ------------------------- -------------


                              FINANCIAL STATEMENTS

         The financial statements and independent auditor's report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the year ended August 31, 1999. The Trust will provide the Annual Report without charge upon request by calling the Trust at 1-800-807-FUND (800-807-3863).

                              APPENDIX A -- RATINGS

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

         Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues.

         Aa. Bonds which are rated Ae are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba. Bonds which are rated Ba are judged to have speculative elements; their future payments cannot be considered as well assured. Often the protection of interest and principal may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies the numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS

         Aaa. Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the Aaa bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

         A. Bonds which are rated A are judged to be upper medium grade obligations. Security for principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba. Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times. Uncertainty of position characterizes bonds in this class.

         B. Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of other terms of the contract over long periods may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be elements of danger present with respect to principal or interest.


DESCRIPTION OF S&P CORPORATE BOND RATINGS

AAA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

         A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB AND B. Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B. While such bonds will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposures to adverse conditions.


DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS

AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

         A. Debt rated A is regarded as safe. This rating differs from the two higher ratings because, with respect to general obligation bonds, there is some weakness which, under certain adverse circumstances, might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds, debt service coverage is good but not exceptional and stability of pledged revenues could show some variations because of increased competition or economic influences in revenues.

         BBB. Bonds rated BBB are regarded as having adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in the A category.

         BB. Debt rated BB has less near-term vulnerability to default than other speculative grade debt, however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

         B. Debt rated B has a greater vulnerability to default bit presently has the capacity to meet interest and principal payments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

         CCC. Debt rated CCC has a current identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.


DESCRIPTION OF FITCH'S MUNICIPAL BOND RATINGS

         Debt rated "AAA", the highest rating by Fitch, is considered to be of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         Debt rated "AA" is regarded as very high credit quality. The obligor's ability to pay interest and repay principal is very strong.

         Debt rated "A" is of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt with higher ratings.

         Debt rated "BBB" is of satisfactory credit quality. The obligor's ability to pay interest and repay principal is adequate, however a change in economic conditions may adversely affect timely payment.

         Debt rated "BB" is considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes, however, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

         Debt rated "B" is considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         Debt rated "CCC" has certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position within the category.

DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES AND OTHER
                         SHORT-TERM LOANS

         Moody's ratings for state and municipal notes and other short-term loans are designated "Moody's Investment Grade" ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating designated VMIG may also be assigned on an issue having a demand feature. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term borrowing.
Symbols used will be as follows:

         MIG-l/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2.   This  designation  denotes  high  quality.  Margins  of
protection are ample although not so large as in the preceding group.


DESCRIPTION OF S&P'S RATINGS OF STATE AND MUNICIPAL NOTES AND OTHER
                        SHORT-TERM LOANS

         Standard & Poor's tax exempt note ratings are generally given to such notes that mature in three years or less. The two higher rating categories are as follows:

         SP-1. Very strong or strong capacity to pay principal and interest. These issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2.  Satisfactory capacity to pay principal and interest.


DESCRIPTION OF COMMERCIAL PAPER RATINGS

         Commercial paper rated Prime-l by Moody's are judged by Moody's to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well insured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

         Issuers (or related supporting institutions) rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Commercial paper rated A by S&P have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.
Issuers rated A are further refined by use of numbers 1, 2, and 3 to denote relative strength within this highest classification. Those issuers rated A-1 that are determined by S&P to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

         Fitch's commercial paper ratings represent Fitch's assessment of the issuer's ability to meet its obligations in a timely manner. The assessment places emphasis on the existence of liquidity. Ratings range from F-1+ which represents exceptionally strong credit quality to F-4 which represents weak credit quality.

         Duff & Phelps' short-term ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Emphasis is placed on liquidity. Ratings range from Duff 1+ for the highest quality to Duff 5 for the lowest, issuers in default. Issues rated Duff 1+ are regarded as having the highest certainty of timely payment. Issues rated Duff 1 are regarded as having very high certainty of timely payment.





Part C   Other Information

Item 24. Financial Statements and Exhibits

         Financial Statements:

                  Included in the Prospectus:

                           Financial Highlights

                  Included in Part B:


                  The financial statements and independent auditors' report required to be included in part B are incorporated therein by reference to the Registrant's Annual Report to Shareholders for the year ended August 31, 1999.


                  Included in Part C:

                           None

Exhibits:

                  (1)      (a)  Agreement and Declaration of Trust.*
                           (b) Amendment No. 1 to the Agreement and Declaration of Trust.*

                  (2)      By-laws of Registrant.*

                  (3)      Not Applicable.

                  (4)      Not Applicable.

                  (5)      (a) Form of Management Agreement.**

                           (b) (1) Form of Investment Advisory Agreement between Saratoga Capital Management and Sterling Capital Management Company with respect to the US Government Money Market Portfolio.**

                           (b) (1) (i) Amendment to the Investment Advisory Agreement filed herewith.

                           (b) (2) Form of Investment Advisory Agreement between Saratoga Capital Management and Fox Asset Management, Inc. with respect to the Investment Quality Bond Portfolio. **

                           (b) (2) (i) Amendment to the Investment Advisory Agreement filed herewith.

                           (b) (3) Form of Investment Advisory Agreement between Saratoga Capital Management and OpCap Advisors with respect to the Municipal Bond Portfolio. **

                           (b) (4) Form of Investment Advisory Agreement between Saratoga Capital Management and OpCap Advisors with respect to the Large Capitalization Value
                           Portfolio. **

                           (b) (5) Form of Investment Advisory Agreement between Saratoga Capital Management and Harris Bretall Sullivan & Smith Inc. with respect to the Large Capitalization Growth Portfolio. **

                           (b) (6) Form of Investment Advisory Agreement between Saratoga Capital Management and Thorsell, Parker Partners with respect to the Small Capitalization Portfolio. **

                           (b) (7) Form of Investment Advisory Agreement between Saratoga Capital Management and Ivory & Sime International, Inc. with respect to the International Equity Portfolio. **

                           (b) (8) Form of Sub-Investment Advisory Agreement between Ivory & Sime International, Inc. and Ivory & Sime plc with respect to the International Equity Portfolio. **

                  (6)      (a)  General Distributor's Agreement. ***

                           (b)  Soliciting Dealer Agreement. **

                  (7)      Not Applicable.

                  (8)      Custodian Contract.*

                  (9) Administration Agreement filed herewith.

                  (10) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and non-assessable.*

                  (11) (a) Consent of Ernst & Young LLP is filed herewith.

                  (12)     Not Applicable.

                  (13)     Agreement relating to initial capital.*

                  (14)     Not Applicable.

                  (15)     (a)  Distribution plan relating to Class B
                                shares ****

                           (b)  Distribution plan relating to Class C
                                shares ****

                           (c) Distribution Agreement filed herewith.

                           (d)  Form of Selling Agreement with Funds
                                Distributor, Inc. filed herewith.

                  (16)     Schedule for Computation of Performance
                           Calculations.*

                  (17)     Financial Data Schedules are filed herewith

                  (18)     Rule 18f-3 Plan ****

                  (19)     Powers of Attorney ***



           *Filed  with  Post-effective Amendment  No.  1  to  the  Registrant's
            Registration Statement, and hereby incorporated by reference
          **Filed  with  Post-effective  Amendment  No.  4 to  the  Registrant's
            Registration Statement, and hereby incorporated by reference
         ***Filed  with Post-effective   Amendment  No.  5  to the Registrant's
            Registration Statement, and hereby incorporated by reference
        ****Filed  with Post-effective   Amendment  No.  6  to the Registrant's
            Registration Statement, and hereby incorporated by reference.



Item 25. Persons Controlled by or Under Common Control with Registrant

                  No person is presently controlled by or under common control with the Registrant.


Item 26. Number of Holders of Securities


                                Number of Record
                                                                Holders as of
                  Title of Class                             September 30, 1999
                  --------------                             ------------------

                  Shares of Beneficial Interest
                  U.S. Government Money Market Portfolio.......
                  Investment Quality Bond Portfolio............
                  Municipal Bond Portfolio.....................
                  Large Capitalization Value Portfolio.........
                  Large Capitalization Growth Portfolio........
                  Small Capitalization Portfolio...............
                  International Equity Portfolio...............


Item 27. Indemnification

                  See Article VI of the Registrant's Agreement and Declaration of Trust.

                  A determination that a trustee or officer is entitled to indemnification may be made by a reasonable determination, based upon a review of the facts, that the person was not liable by reason of Disabling Conduct (as defined in the Agreement and Declaration of Trust) by (a) a vote of a majority of a quorum of Trustees who are neither interested persons of the Trust (as defined under the Investment Company Act of 1940) nor parties to the proceeding or (b) an independent legal counsel in a written opinion. Expenses including counsel and accountants fees (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties) may be advanced pending final disposition of the proceeding provided that the officer or trustee shall have undertaken to repay the amounts to the Trust if it is ultimately determined that indemnification is not authorized under the Agreement and Declaration of Trust and (i) such person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of disinterested Trustees who are not party to the proceeding, or an independent legal counsel in a written opinion, shall have determined based on review of readily available facts that there is reason to believe that the officer or trustee ultimately will be found entitled to indemnification.

Item 28. Business and Other Connections of Investment Advisers

                  See "Management of the Trust" in the Prospectus and "Investment Advisory Services" in the Additional Statement regarding the business of the investment advisers. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the investment advisers, reference is made to the Form ADV of Sterling Capital Management Company, File No. 801-8776, the Form ADV of Thorsell, Parker Partners, Inc, File No 801- 42814 , the Form ADV of Fox Asset Management, Inc., File. 801-26397, the Form ADV of Ivory & Sime International, Inc., File No. 801-13750, the Form ADV of Harris Bretall Sullivan & Smith, Inc. File No. 801-7369 and the Form ADV of OpCap Advisors (formerly Quest for Value Advisors), File No. 801-27180, filed under the Investment Advisers Act of 1940, and Schedules D and F thereto, incorporated herein by reference.

Item 29. Principal Underwriters


                    (a) Funds Distributor, Inc. ("Funds Distributor") acts as principal underwriter for the following investment companies.

                            American Century California Tax-Free and
                              Municipal Funds
                            American Century Capital Portfolios, Inc.
                            American Century Government Income Trust
                            American Century International Bond Funds
                            American Century Investment Trust
                            American Century Municipal Trust
                            American Century Mutual Funds, Inc.
                            American Century Premium Reserves, Inc.
                            American Century Quantitative Equity Funds
                            American Century Strategic Asset Allocations, Inc. American Century Target Maturities Trust
                            American Century Variable Portfolios, Inc.
                            American Century World Mutual Funds, Inc.
                            The Brinson Funds
                            CDC MPT+ Funds
                            Dresdner RCM Capital Funds, Inc.
                            Dresdner RCM Equity Funds, Inc.
                            Dresdner RCM Investment Funds Inc.
                            J. P. Morgan Institutional Funds
                            J.P. Morgan Funds
                            JPM Series Trust
                            JPM Series Trust II
                            LaSalle Partners Funds, Inc.
                            Kobrick Investment Trust
                            Merrimac Series
                            Monetta Fund, Inc.
                            The Montgomery Funds I
                            The Montgomery Funds II
                            The Munder Framlington Funds Trust
                            The Munder Funds Trust
                            The Munder Funds, Inc.
                            National Investors Cash Management Fund, Inc. Nomura Pacific Basin Fund, Inc.
                            Orbitex Group of Funds
                            Saratoga Advantage Trust
                            SG Cowen Funds, Inc.
                            SG Cowen Income + Growth Fund, Inc.
                            SG Cowen Standby Reserve Fund, Inc.
                            SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
                            SG Cowen Series Funds, Inc.
                            SoGen Funds, Inc.
                            SoGen Variable Funds, Inc.
                            St. Clair Funds, Inc.
                            The Skyline Funds
                            TD Waterhouse Family of Funds, Inc.
                            TD Waterhouse Trust
                            WEBS Index Fund, Inc.

                    Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.


                  (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

                                                                   Position and
Position and Offices with Funds Distributor     Name                Offices with
                                                                      Fund
Director, President and Chief Executive Officer Marie E. Connolly     None
Executive Vice-President                        George A. Rio         None
Executive Vice-President                        Donald R. Roberson    None
Executive Vice-President                        William S. Nichols    None
Senior Vice-President, General Counsel, Chief   Margaret W. Chambers  None
Compliance Officer, Secretary and Clerk
Director, Senior Vice-President, Treasurer      Joseph F. Tower, III  None
     And Chief Financial Officer
Senior Vice-President                           Paula R. David        None
Senior Vice-President                           Gary S. MacDonald     None
Senior Vice-President                           Judith K. Benson      None
Chairman and Director                           William J. Nutt       None


Item 30.           Location of Required Records -- Rule 31a-1

                   State Street Bank and Trust Company
                   One Heritage Drive
                   North Quincy, Mass.  01271

                  Will maintain  records required by Rule  31a-1(b)(1),  (b)(2),
                  (b)(3), (b)(5), (b)(6), (b)(7) and (b)(8).

         OpCap Advisors
         One World Financial Center
         New York, NY  10281

                  Will maintain records required by Rule 31a-1(b)(4) and (b)(11) and (b)(9) and (b)(10) with respect to the Municipal Bond and the Large Capitalization Value Portfolio.

                  Records required by 31a-1(b)(9) and (b)(10) will be maintained on behalf of the following portfolios by their respective
                  Advisors:

         Investment Quality Bond            Fox Asset Management, Inc.

                             Little Silver, NJ 07739

         Large Capitalization               Harris Bretall Sullivan & Smith, Inc
         Growth Portfolio                   One Post Street
                             San Francisco, CA 94104

         Small Capitalization               Thorsell, Parker Partners, Inc.
         Portfolio                          265 Post Road West
                                            Westport, CT 06880

         U.S. Government                    Sterling Capital Management Company
         Money Market Portfolio             One First Union Center
                                            301 S College Street
                                            Suite 3200
                                            Charlotte, NC  28202


         International Equity               Friends Ivory & Sime plc
         Portfolio                          Princes Court
                                            7 Princes Street
                             London, England EC2R8AQ


Item 31. Management Services

         Not Applicable.

Item 32. Undertakings


              (a)          Not applicable.

              (b)          Not applicable.

              (c) Registrant hereby undertakes to assist shareholder communication in accordance with the provisions of
                           Section 16 of the Investment Company Act of 1940 and to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest.

              (d) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES




Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mineola, and State of New York, on the 29th day of October, 1999.


                            SARATOGA ADVANTAGE TRUST

                         By /s/ Bruce E. Ventimiglia

                            Bruce E. Ventimiglia
                            President



Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on October 29, 1999.



Signature                                            Title


/s/ Bruce E. Ventimiglia                        Trustee, Chairman of the Board
Bruce E. Ventimiglia                            and President
                                                (principal executive officer)




/s/ William P. Marra                            Treasurer
William P. Marra                                (principal financial officer and
                                                 principal accounting Officer)


       *
______________________                          Trustee
Patrick H. McCollough


       *
______________________                          Trustee
Udo W. Koopmann


       *
______________________                          Trustee
Floyd E. Seal



*By /s/Stuart M. Strauss
        Stuart Strauss
        Attorney-in-Fact

                                 EXHIBIT INDEX




Exhibit    Description
- -------   ------------

1.         Consent of Ernst & Young LLP........................... EX-99.B11.1

2.         Amendment to the Investment Advisory Agreement..........EX-99.5b.1.i

3.         Amendment to the Investment Advisory Agreement..........EX-99.5b.2.i

4.         Distribution Agreement..................................EX-99.15.c

5.         Distribution Agreement..................................EX-99.15.d

6.         Financial Data Schedules................................EX-99.17

7.         Administration Agreement................................EX-99.9






                         CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the captions "Financial Highlights" and "Independent Auditors" and to the incorporation by reference of our report dated October 15, 1999 in this Registration Statement (Form N-1A No. 33-79708) of The Saratoga Advantage Trust.


                              /s/ Ernst & Young LLP

                                             Ernst & Young LLP


New York, New York
October 28, 1999













                            ADMINISTRATION AGREEMENT

ADMINISTRATION AGREEMENT made as of the 21st day of September, 1999 between and among The Saratoga Advantage Trust (the "Trust"), a Delaware business trust, Saratoga Capital Management ("Saratoga"), a Delaware general partnership and Funds Distributor, Inc. ("FDI"), a Massachusetts corporation.

WHEREAS, the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), currently comprised of seven separate investment portfolios (each a "Portfolio," collectively, the "Portfolios") as listed on Schedule A, as such Schedule may be amended from time to time;

WHEREAS, Saratoga serves as investment manager to the Trust;

WHEREAS, the Trust has entered into a Distribution Agreement with FDI for the distribution by FDI of certain classes of shares of beneficial interest (the "Shares") in the Trust;

WHEREAS, certain employees of Saratoga will be registered with the National Association of Securities Dealers, Inc. ("NASD") as representatives of FDI (such persons shall hereinafter be referred to as "Registered Representatives") and will be wholesaling the Portfolios' Shares;

WHEREAS, the Trust desires to retain FDI to assist it in performing certain services with respect to the Shares of the Trust and FDI is willing to perform such services on the terms and conditions set forth in this Agreement;

NOW THEREFORE, in consideration of the mutual agreements herein contained, the parties agree as follows:

1. Services and Duties of FDI. FDI will serve as the Trust's administrative services agent and further agrees to perform the specific administrative duties and provide the specific administrative services for the Trust, as listed in Exhibit A.

2. Services Provided by Saratoga. In furtherance of the responsibilities under this Agreement, Saratoga will provide or cause the provision of certain services, as listed in Exhibit B.

3.       Compensation; Reimbursement of Expenses.

         (a) The Trust shall pay FDI for the services provided under this Agreement an aggregate annual fee in the first year of $337,000 (the "Minimum Fee"), payable monthly on the first business day of each month. During the second and third year of the Agreement, the Trust shall pay FDI the Minimum Fee plus 7.5 basis points on the average monthly net assets in the Class B Shares and Class C Shares of each Portfolio of the Trust, subject to a maximum limit on all fees of $460,000 per year (the "Maximum Fee"). Such aggregate annual fees are based on seven (7) Portfolios. The addition of any new portfolio will increase, on an annual basis, the Maximum Fee by the following amounts:

                                                     Additional Annual Fee
         First Additional Portfolio:                          $50,550
         Second Additional Portfolio:                         $47,180
         Third Additional Portfolio:                          $43,810
         Fourth Additional Portfolio:                         $40,440
         Fifth Additional Portfolio:                          $37,070
         Sixth Additional Portfolio                  $33,700

         The Trust shall pay FDI an annual fee for the provision of blue sky services in the amount of $72 per registration/permit, payable monthly on the first business day of each month. Saratoga and the Trust acknowledge that FDI provides this service through a sub-contractual arrangement with ClearSky Corporation or other mutually acceptable provider.

         (b) The fee as stated above under Section 3(a) is subject to the following conditions: (i) that FDI shall only sponsor 15 or fewer Registered Representatives (additional sponsorships shall be subject to a $2,500 annual fee per Registered Representative sponsored by FDI in excess of the 15 Registered Representatives); and (ii) that advertising legal review shall be for the lesser of 45 marketing pieces or 165 pages per calendar year (advertising legal review in excess of 45 pieces or 165 pages for the relevant annual contract period shall be subject to a flat fee of $300 per 1-10 page piece and $10 per page thereafter for such piece).

         (c) All fees to FDI for the services described in this Agreement are exclusive of out-of-pocket costs. Saratoga or the Trust, as appropriate, agree to reimburse FDI for FDI's reasonable out-of-pocket expenses incurred in providing the services hereunder. The out-of-pocket costs associated with medallion distribution include, but are not limited to, travel expenses, broker/dealer costs, registered representative fees, sponsorship and maintenance of registered representative licenses, annual compliance meetings and NASD filing fees for sales literature. The out-of -pocket costs associated with legal administration include, but are not limited to, travel expenses, postage and other mail-related costs, NASD and Securities and Exchange Commission (the "SEC") filing fees, courier fees, EDGAR related services, and related printing charges. The out-of-pocket costs associated with financial administration include, but are not limited to travel expenses, postage and other mail-related costs and telephone charges associated with receiving reports via modem. Expenses incurred out of the ordinary course in providing the services hereunder are subject to prior approval by the Trust. Such out-of-pocket expenses shall be paid by the Trust within 30 days from the date of invoice.

         The Trust will bear all expenses incurred in the operation of the Portfolios and the Trust, including, but not limited to, taxes, interest, brokerage fees and commissions, salaries (if any) and fees of employees, officers and directors who are not officers, directors, shareholders or employees of FDI, SEC fees and state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, fund accounting agents' fees, insurance premiums, outside auditor and legal expenses, costs of maintenance of the Trust's existence, costs of independent pricing services, mutual fund industry fee and performance information, typesetting and printing of prospectuses for regulatory purposes and for distribution to current Trust shareholders, costs of shareholders'
reports and corporate mailing costs, administrative services fees for preparation, stuffing and distribution of literature other than those required by federal or state regulatory authority, meetings and any other routine or extraordinary expenses. FDI will bear all expenses incurred by it in connection with the performance by FDI of the services hereunder this Agreement, except that the Trust shall pay to or reimburse FDI any reasonable and necessary out-of-pocket expenses incurred by FDI on behalf of the Trust, as described above. In addition, FDI shall have no obligation to make any payments pursuant to a Portfolio's plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act until FDI has received monies therefor from the Portfolio.

         (d) For the period from the date hereof through September 30, 1999, FDI shall rebate 100% of the Minimum Fee that it is entitled to receive under the Agreement, in recognition of FDI's obligation to provide only the Medallion Distribution Services described in Exhibit A. Beginning October 1, 1999 and concurrent with the commencement of Legal Administration Services and Financial Administration Services by FDI as described in Exhibit A, the rebate will be eliminated and FDI shall be entitled to receive the full compensation described in Section 3(a) of the Agreement.

         (e) If this Agreement becomes effective subsequent to the first day of a month or shall terminate before the last day of a month, compensation for that part of the month this Agreement is in effect shall be prorated in a manner consistent with the calculation of the fees as set forth above.

4.       Effective Date and Term.

         (a) This Agreement shall become effective with respect to the Trust as of the date first written above (or, if a particular Portfolio is not in existence on that date, on the date FDI becomes the distributor of the Shares of such Portfolio; Schedule A to this Agreement shall be deemed amended to include such Portfolio and any classes of Shares of such Portfolio from and after such date).

         (b) This Agreement shall continue for an initial three-year period ending September 30, 2002 and shall continue thereafter for successive one-year terms unless terminated pursuant to the provision of sub-section (c) or (d) of this Section 4.

         (c) This Agreement shall automatically terminate upon termination of the Distribution Agreement between the Trust and FDI. This Agreement may be terminated at any time without payment of any penalty, upon 60 days' written notice by the Trust pursuant to the vote of a majority of its Board of Trustees. This Agreement may be terminated at any time without payment of any penalty upon 120 days' written notice by FDI. In any event, the provisions of Section 5 and 6 shall survive termination of this Agreement and continue in full force and effect. Compensation due FDI and unpaid upon such termination shall be immediately due and payable upon and notwithstanding such termination.

         (d) Either the Trust or FDI shall have the right to immediately terminate this Agreement, if (i) a material breach of any provision of this Agreement has been committed by FDI or the Trust/Saratoga; (ii) the non-breaching party delivers notice that the other party is in breach of any of its obligations under this Agreement; and (iii) either (a) the action or inaction of the breaching party giving rise to the cause for termination is not capable of being remedied or (b) if such action or inaction is capable of being remedied, the breaching party shall not have remedied such action or inaction within thirty (30) days after such notice.

5.       Standard of Care and Indemnification.

         (a) FDI shall give the Trust the benefit of its best judgment and efforts in rendering its services to the Trust and, except as specifically provided herein, shall not be liable for error of judgment or mistake of law, for any loss arising out of any investment, or in any event whatsoever, provided that nothing herein shall be deemed to protect, or purport to protect, FDI against any liability to Saratoga or the Trust or to the security holders of the Trust to which it would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of its duties hereunder, or by reason of reckless disregard of its obligations and duties hereunder.

         (b) The Trust and Saratoga shall indemnify and hold FDI, its officers, directors, employees, shareholders, affiliated persons (as such term is defined in the 1940 Act) and agents (collectively the "FDI Indemnified Parties" and each individually an "FDI Indemnified Party") harmless from and against any and all losses, claims, damages, expenses and liabilities, joint or several (including, but not limited to, any reasonable investigation, legal and other expenses incurred in connection with, and any amount paid in settlement of, any action, suit, proceeding or claim), which such FDI Indemnified Party or FDI Indemnified Parties may be or become subject to or liable for by reason of or in connection with (i) the Agreement, (ii) FDI's provision of services pursuant to the Agreement, (iii) any materially false or inaccurate information or data provided by the Trust, Saratoga or one of its agents for use by FDI in providing its services hereunder or under the Distribution Agreement, or (iv) any information or data created by FDI that is materially changed by the Trust or Saratoga without FDI's approval; provided, however, that an FDI Indemnified Party shall not be entitled to indemnification hereunder to the extent, but only to the extent, that it shall have been finally determined by a court of competent jurisdiction that such loss, claim, damage, expense or liability was caused directly and proximately by action or omission of FDI and that such action or omission involved bad faith, negligence, reckless disregard of its obligations hereunder, or intentional misconduct by FDI.

         (c) FDI shall indemnify and hold Saratoga and the Trust, their officers, directors, employees, shareholders, affiliated persons (as such term is defined in the 1940 Act) and agents (collectively the "Saratoga Indemnified Parties" and each individually a " Saratoga Indemnified Party") harmless from and against any and all losses, claims, damages, expenses and liabilities, joint or several (including, but not limited to, any reasonable investigation, legal and other expenses incurred in connection with, and any amount paid in settlement of, any action, suit, proceeding or claim), which such Saratoga Indemnified Party or Saratoga Indemnified Parties may be or become subject to or liable for by reason of or in connection with (i) the Agreement, (ii) under the Securities Act of 1933, the 1934 Act, the 1940 Act, common law or otherwise,
(iii)  any  breach  of  any  covenant  or  obligation  of FDI  contained  in the
Agreement, (iv) any failure by FDI to comply with any laws applicable to its performance of services under the Agreement, (v) any materially false or inaccurate information or data provided by FDI to Saratoga or the Trust pursuant to FDI's obligations hereunder or under the Distribution Agreement, (vi) any information or data provided by Saratoga or the Trust that is materially changed by FDI without Saratoga's or the Trust's approval or (vi) a final determination by a court of competent jurisdiction that such loss, claim, damage, expense or liability was caused directly or proximately by an action or omission of FDI involving bad faith, negligence, reckless disregard of its obligations hereunder, or intentional misconduct by FDI; provided, however, that a Saratoga Indemnified Party shall not be entitled to indemnification hereunder to the extent, but only to the extent, that it shall have been finally determined by a court of competent jurisdiction that such loss, claim, damage, expense or liability was caused directly and proximately by action or omission of Saratoga or the Trust and that such action or omission involved bad faith, negligence, reckless disregard of the obligations hereunder of Saratoga or the Trust, or intentional misconduct by Saratoga or the Trust.

         (d) In order to provide for just and equitable contribution in circumstances in which the terms of Section 5(b) or Section 5(c) are applicable, but for any reason the indemnification provided for therein is held to be unavailable, Saratoga, the Trust and FDI shall contribute to the aggregate losses, claims, damages, expenses and liabilities (including, but not limited to, any reasonable investigation, legal and other expenses incurred in connection with, and any amount paid in settlement of, any action, suit, proceeding or claim) which any of the FDI Indemnified Parties or Saratoga Indemnified Parties (as defined above), respectively, may be subject to or liable for in proportion to the relative fault of Saratoga or the Trust, on the one hand, and FDI, on the other hand; provided, however, that in determining relative fault, there shall be considered the relative benefits received by each party from the transactions giving rise to the loss, claim, damage, expense or liability, the parties' relative knowledge and access to information concerning the matter with respect to which the claim was asserted, the opportunity to correct and prevent any statement or omission, and any other equitable considerations appropriate under the circumstances; provided, further, that in no event shall FDI, Saratoga or the Trust be required to contribute in the aggregate hereunder any amount in excess of the aggregate compensation received by FDI for its services during the immediately preceding 12 month period. Saratoga, the Trust and FDI shall not have any other right of contribution in connection herewith.

         (e) The applicable indemnified party, promptly and in any event within ten (10) days after receipt of notice of commencement of any action, suit, proceeding or claim in respect of which a claim for indemnification may be made by it, shall notify the applicable indemnifying party in writing of the commencement of such action, suit, proceeding or claim, enclosing a copy of all papers served. However, the omission to so notify the applicable indemnifying party of any such action, suit, proceeding or claim shall not relieve such indemnifying party from any liability that it may have under Section 5(b) or 5(c), as applicable, of this Agreement except to the extent that the ability of such indemnifying party to defend such action, suit, proceeding or claim is materially adversely affected.

         (f) In case any such action, suit, proceeding or claim for which indemnity may be payable hereunder shall be brought against an FDI Indemnified Party or Saratoga Indemnified Party, as applicable (an "Indemnified Party"), and such Indemnified Party shall notify the applicable indemnifying party of the commencement thereof, such indemnifying party shall be entitled to participate in, and to the extent that such indemnifying party shall wish to assume the defense thereof, with counsel reasonably satisfactory to such Indemnified Party, subject to the further provisions of this paragraph. After written notice from such indemnifying party to such Indemnified Party of its election to so assume the defense thereof, such indemnifying party shall not be liable to the applicable Indemnified Parties for any additional attorneys' fees or other expenses of litigation, other than reasonable costs of investigation subsequently incurred by such Indemnified Parties in connection with the defense thereof, unless (i) the employment of counsel by such Indemnified Parties has been authorized in writing by such indemnifying party, such authorization not to be unreasonably withheld or delayed; (ii) such Indemnified Parties shall have obtained a written opinion of counsel reasonably acceptable to such indemnifying party that there exists a conflict of interest between such Indemnified Parties and the relevant party in the conduct of the defense of such action or that there are one or more defenses available to such Indemnified Parties that are unavailable to such indemnifying party (in which case such indemnifying party shall not have the right to direct the defense of such action on behalf of such Indemnified Parties); or (iii) such indemnifying party shall not in fact have employed counsel reasonably satisfactory to such Indemnified Parties to assume the defense of such action, in each of which cases the reasonable fees and expenses of counsel utilized by such Indemnified Parties shall be at the expense of such indemnifying party, it being understood, however, that such indemnifying party shall not, in connection with any one such action or separate but substantially similar or related actions in the same jurisdiction arising out of the same general allegations or circumstances, be liable for the reasonable fees and expenses of more than one separate firm of attorneys for an Indemnified
Party, which firm shall be designated in writing by the Indemnified Party. Notwithstanding the foregoing, under the circumstances described in clause (ii) above, the applicable Indemnified Parties shall be entitled to retain an additional law firm, in any one such action or separate but substantially similar or related actions in the same jurisdiction arising out of the same general allegations or circumstances, provided such Indemnified Parties have obtained a written opinion of counsel reasonably acceptable to the indemnifying party that a conflict of interest exists that would preclude the use of a single law firm, in which case the indemnifying party shall be liable for the reasonable fees and expenses of counsel designated by the Indemnified Parties in writing. All such fees and expenses which are at the expense of an indemnifying party hereunder shall be promptly paid by such indemnifying party.

         (g) Nothing in this Agreement shall be construed as limiting an Indemnified Party's rights to employ counsel at its own expense or to obtain indemnification for amounts reasonably paid to adverse claimants in satisfaction of any judgments or in settlement of any actions, suit, proceeding or claims, except that no party hereto shall be liable for any settlement of any action, suit, proceeding or claim effected without its written consent. None of the parties hereto shall settle or compromise any action, suit, proceeding or claim if such settlement or compromise provides for an admission of liability on the part of an Indemnified Party without such Indemnified Party's written consent.

6. Confidentiality. During the term of this Agreement, the Trust, FDI and Saratoga may have access to confidential information relating to such matters as a party's business, trade secrets, systems, procedures, manuals, products, contracts, personnel, and clients. As used in this Agreement, "Confidential Information" means information belonging to a party that is of value to that party and the disclosure of which could result in a competitive or other disadvantage to that party. Confidential Information includes, without limitation, financial information, proposal and presentations, reports, forecasts; inventions, improvements and other intellectual property; trade secrets; know-how; designs, processes or formulae; software; market or sales information or plans; customer lists; and business plans, prospects and opportunities (such as possible acquisitions or dispositions of businesses or facilities). Confidential Information includes information developed by a party hereto in the course of engaging in the activities provided for in this Agreement, unless: (i) the information is or becomes publicly known through lawful means; (ii) at the time of receipt the information was already actually known to the other party; or (iii) the information is disclosed to the other party without a confidential restriction by a third party who rightfully possesses the information and did not obtain it, either directly or indirectly, from another party hereto, or any of its respective principals, employees, affiliated persons, or affiliated entities. The parties understand and agree that all Confidential Information shall be kept confidential by the other both during and after the term of this Agreement. The parties further agree that they will not, without the prior written approval by the other party, disclose such Confidential Information, or use such Confidential Information in any way, either during the term of this Agreement or at any time thereafter, except as required in the course of this Agreement and as approved by the other party or as required by law.

7. Record Retention and Confidentiality. FDI shall keep and maintain on behalf of the Trust all books and records which the Trust and FDI are, or may be, required to keep and maintain in connection with the services to be provided hereunder pursuant to any applicable statutes, rules and regulations, including without limitation Rules 31a-1 and 31a-2 under the 1940 Act. FDI further agrees that all such books and records shall be the property of the Trust and to make such books and records available for inspection by the Trust, by Saratoga, or by the SEC at reasonable times and otherwise to keep confidential all books and records and other information relative to the Trust and its shareholders; except when requested to divulge such information by duly-constituted authorities or court process.

8. Rights of Ownership. All computer programs and procedures developed to perform the services to be provided by FDI under this Agreement are the property of FDI. All records and other data except such computer programs and procedures are the exclusive property of the Trust and all such other records and data will be furnished to Saratoga and/or the Trust in appropriate form as soon as practicable after termination of this Agreement for any reason.

9. Return of Records. FDI may at its option at any time, and shall promptly upon the demand of Saratoga and/or the Trust, turn over to Saratoga and/or the Trust and cease to retain FDI's files, records and documents created and maintained by FDI pursuant to this Agreement so long as FDI shall be able to retain photocopies of such documents to the extent needed by FDI in the performance of its services or for its legal protection. If not so turned over to Saratoga and/or the Trust, such documents and records will be retained by FDI for six years from the end of the fiscal year of the Trust for which they were created. At the end of such six-year period, such records and documents will be turned over to Saratoga and/or the Trust unless the Trust authorizes in writing the destruction of such records and documents.

10. Representations of the Trust. The Trust represents and warrants to FDI that this Agreement has been duly authorized by the Trust and, when executed and delivered by the Trust, will constitute a legal, valid and binding obligation of the Trust, enforceable against the Trust in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

11. Representations of Saratoga. Saratoga represents and warrants to FDI that this Agreement has been duly authorized by Saratoga and, when executed and delivered by Saratoga, will constitute a legal, valid and binding obligation of Saratoga, enforceable against Saratoga in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

12. Representations of FDI. (a) FDI represents and warrants that this Agreement has been duly authorized by FDI and, when executed and delivered by FDI, will constitute a legal, valid and binding obligation of FDI, enforceable against FDI in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

         (b) FDI further represents and warrants that it is a member of the NASD and agrees to abide by all of the rules and regulations of the NASD, including, without limitation, its Conduct Rules. FDI agrees to comply with all applicable federal and state laws, rules and regulations. FDI agrees to notify Saratoga immediately in the event of its expulsion or suspension by the NASD. Expulsion of FDI by the NASD will automatically terminate this Agreement immediately without notice. Suspension of FDI by the NASD will terminate this Agreement effective immediately upon written notice of termination to FDI from Saratoga.

13. Notices. All notices or other communications hereunder to a party hereto shall be in writing and shall be deemed sufficient if mailed to the Trust at the following address: 1501 Franklin Avenue, Mineola, NY 11501-4803, Attention:
President; to Saratoga at the following address: 1501 Franklin Avenue, Mineola, NY 11501-4803, Attention: President, with a copy to the Trust's counsel; and to FDI at the following address: 60 State Street, Suite 1300, Boston, MA 02109,
Attention: President with a copy to General Counsel or at such other address as such party may designate by written notice to the other, or in either case if sent by telex, telecopier, telegram or similar means of same day delivery (with a confirming copy by mail as provided herein).

14. Headings. Paragraph headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

15. Assignment. This Agreement and the rights and duties hereunder shall not be assignable by any of the parties hereto without the specific written consent of the other parties, except that Saratoga may assign this Agreement to Saratoga Capital Management LLC or such other business entity to which Saratoga may succeed.

16. Governing Law. This Agreement shall be governed by and provisions shall be construed in accordance with the laws of The Commonwealth of Massachusetts.

17. Use of Saratoga Name. Subject to approval of the content by Saratoga, the Trust and Saratoga will allow FDI's non-exclusive use of the "Saratoga" name and "Saratoga Advantage Trust" name solely in connection with FDI's website, trade advertisements, client lists and mutual fund industry conferences and displays. FDI agrees and acknowledges that Saratoga, the Trust and/or affiliates own all right, title, and interest in the name "Saratoga" and "Saratoga Advantage Trust" and will only use the "Saratoga" name as stated herein.

18. Services Not Exclusive. The Trust and Saratoga hereby acknowledge that the services provided hereunder by FDI are not exclusive. Nothing herein shall be deemed to limit or restrict FDI's right, or the right of any of FDI's officers, directors or employees to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, fund, firm, individual or association, as well as provide distribution services to any other mutual fund, including any fund which may directly compete with or be similar to Saratoga.

19. No Liability of Shareholders. This Agreement is executed by the Trustees of the Trust, not individually, but in their capacity as Trustees under the Declaration of Trust made April 4, 1994. None of the shareholders, Trustees, officers, employees, or agents of the Trust shall be personally bound or liable under this Agreement, nor shall resort be had to their private property for the satisfaction of any obligation or claim hereunder but only to the property of the Trust and, if the obligation or claim relates to the property held by the Trust for the benefit of one or more but fewer than all Portfolios, then only to the property held for the benefit of the affected Portfolio.

20. Severability. If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if this Agreement did not contain the particular part, term or provision held to be illegal or invalid.

21. Counterparts. This Agreement may be executed by the parties hereto on any number of counterparts, and all of said counterparts taken together shall be deemed to constitute one and the same instrument.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed all as of the day and year first above written.

                                               THE SARATOGA ADVANTAGE TRUST

                                               By:   /s/ Bruce E. Ventimiglia

                                            Title:  Chairman, President and CEO


                                               SARATOGA CAPITAL MANAGEMENT

                                               By:  /s/ Scott C. Kane

                                               Title:  Managing Director


                             FUNDS DISTRIBUTOR, INC.

                                               By:   /s/ Donald R. Roberson

                                               Title:  Executive Vice President

                      Dated:  September 21, 1999




                           SCHEDULE A TO THE AGREEMENT
                 BETWEEN AND AMONG THE SARATOGA ADVANTAGE TRUST,
                         SARATOGA CAPITAL MANAGEMENT AND
                             FUNDS DISTRIBUTOR, INC.



                          THE SARATOGA ADVANTAGE TRUST

                     U.S. Government Money Market Portfolio
                        Investment Quality Bond Portfolio
                            Municipal Bond Portfolio
                      Large Capitalization Value Portfolio
                      Large Capitalization Growth Portfolio
                         Small Capitalization Portfolio
                         International Equity Portfolio

                        THE SARATOGA ADVANTAGE TRUST

                        By:   /s/ Bruce E. Ventimiglia

                        Title:  Chairman, President and CEO


                        SARATOGA CAPITAL MANAGEMENT

                        By:  /s/ Scott C. Kane

                        Title:  Managing Director


      FUNDS DISTRIBUTOR, INC.

                        By:   /s/ Donald R. Roberson

                        Title:  Executive Vice President

                                 EXHIBIT A
                 Services and Duties of Funds Distributor, Inc.

                       A. Medallion Distribution Services

(a) Legal review and principal sign-off of Portfolio marketing materials and other sales related materials to ensure compliance with the advertising rules of the relevant regulatory authorities and file such materials, and obtain such approvals for their use as may be required by the SEC or the NASD. FDI will forward all NASD comments on marketing materials to Saratoga.

(b) Forward sales related complaints concerning the Portfolios to Saratoga.

(c) Coordinate registration of the Portfolios with the National Securities Clearing Corporation ("NSCC") and file required Fund/SERV reports with the NSCC.

(d) Provide advice and counsel to the Trust with respect to regulatory matters regarding legal review and principal sign off of Portfolio marketing material and other sales related materials, broker/dealer and distribution related issues, including monitoring regulatory and legislative developments that may affect the Portfolios and assist the Trust in routine regulatory examinations or investigations, or litigation.

(e)  Prepare   quarterly   board  materials  with  regard  to  sales  and  other
distribution related data reasonably requested by the Board of Trustees.

(f) Prepare materials for the Board of Trustees supporting the annual renewal of the Distribution Agreement.

(g) Provide all necessary Blue Sky services utilizing ClearSky, a third-party provider, on behalf of Saratoga, including but not limited to: tracking all sales per state to registered amounts; filing all required registration materials; and maintaining fund registrations in accordance with state securities laws. Work with Saratoga personnel and ClearSky to ensure that the
Portfolios are in full compliance with any applicable state regulatory requirements.

(h) Perform sales cap testing on an individual Portfolio basis as required by the NASD and related regulatory and compliance reports, if any.

(i) Keep and maintain all books and records relating to its services in accordance with Rule 31a-1 and Rule 31a-2 under the 1940 Act.

                        B. Legal Administration Services

         FDI will provide the following routine legal administration services ("Routine Administrative Services"):

1.  Corporate and Secretarial Services

(a)    Provide the necessary complement of Assistant Secretaries for the Trust.

(b) Maintain general corporate calendar and track all legal and compliance requirements through annual cycles.

(c) Prepare board meeting materials (four (4) quarterly board meetings per year), including but not limited to:

 o Prepare agenda and background materials for legal approval, including explanatory memorandums and resolutions
 o        Make presentations
 o        Monitor annual approval requirements
 o Prepare extensive background material for annual review of advisory fees, major corporate structural changes, etc.
 o        Prepare minutes
 o        Follow-up on matters raised at meetings
 o        Keep Trustees apprised of important and relevant industry developments
 o        Prepare treasury and compliance reports

(d) Maintain Agreement and Declaration of Trust and By-Laws of the Trust.

(e) Draft contracts, assist in negotiation and planning, as appropriate. For example negotiate, draft and keep current the following contracts: (i) investment advisory and sub-advisory contracts; (ii) distribution agreement;
(iii) bank agreements; (iv) broker/dealer agreements; (v) transfer agency agreement; (vi) custody agreement; (vii) administration agreement/sub-administration agreement; (viii) 12b-1 plans and related agreements; (ix) shareholder servicing plans and related agreements; (x) IRA custodian agreements; (xi) bi-party repurchase agreements; (xii) tri-party repurchase agreements; (xiii) futures account agreement and procedural safekeeping agreement; (xiv) loan agreements; and (xv) various other routine agreements and amendments.

2.  SEC and Public Disclosure Assistance

(a) Prepare and file via EDGAR one annual amendment to the Trust's registration statement, including updating prospectuses and statement of additional information (not including any amendment requiring major prospectus revisions or the addition of new portfolios or classes).

(b) Review Form N-SAR, Form 24F-2, annual and semi-annual shareholder reports for legal disclosure requirements.

(c) Monitor  fidelity bond and  directors'  and  officers'  errors and omissions
policies  and  file  such  fidelity  bond  with  the   Securities  and  Exchange
Commission.

(d) Provide legal assistance for shareholder communications.

3.  Legal Consulting and Planning

(a) Provide general legal advice on matters relating to portfolio management, portfolio operations, mutual fund sales, development of advertising materials, changing or improving prospectus disclosure, and any potential changes in the fund's investment policies, operations, or structure.

(b) Provide general legal advice on reasonable routine banking, fiduciary, corporate and securities law issues.

(c) Maintain a continuing awareness of significant emerging regulatory and legislative developments which may affect the Portfolios, update the investment adviser on those developments, and provide related planning assistance.

(d) Develop or assist in developing guidelines and procedures to improve overall compliance by the Trust and its various agents.

(e) Provide advice with regard to Portfolio litigation matters, routine Trust examinations and investigations by regulatory agencies.

(f) Provide advice regarding long term planning for the Trust including the creation of new portfolios, corporate structural changes, mergers, acquisitions, and other asset gathering plans including new distribution methods.

(g) Maintain effective communications with Trust counsel and counsel to the "non-interested" Trustees.

(h) Create and implement timing and responsibility system for outside legal counsel when necessary to implement major projects and the legal management of such projects.

(i) Monitor activities and billing practices of outside counsel performing services for the Trust or in connection with related Portfolio activities.

4.  Compliance

(a) Consulting regarding all testing that is done by the agents of the Trust to assist the adviser in complying with Portfolio prospectus guidelines and limitations, 1940 Act requirements, and Internal Revenue Code requirements.

(b) Jointly create Compliance Manuals and workshops for advisory personnel with the agents of the Trust or investment adviser.

(c) Consultation and advice for resolution of compliance questions along with Trust counsel, the investment adviser and the fund accountant.

(d) Be actively involved with the management of SEC and other regulatory examinations.

(e) Assist portfolio managers with compliance matters including reviewing the Compliance Manual on a regular basis and attending compliance meetings with the portfolio managers.

(f) Assist in developing guidelines and procedures to improve overall compliance by the Trust and its various agents.

(g) Maintain legal liaison with and provide legal advice and counsel to the Trust regarding its relationships, contractual or otherwise, with the various Trust agents, such as the investment adviser, investment sub-adviser, custodian, transfer agent, and auditors with respect to their activities on behalf of the Trust.

(h) Provide advice regarding all Portfolio distribution arrangements for compliance with applicable banking and broker/dealer regulations.

(i) Maintain the Trust's Code of Ethics and administer, with assistance from the agents of the Trust, compliance by the Trustees, officers and "access persons" under the terms of the Trust's Code of Ethics and Securities and Exchange Commission regulations.

                                                       * * *

         FDI is willing to provide any extraordinary legal administration services ("Extraordinary Legal Administrative Services") to the Trust. All of the extraordinary legal functions set forth below may be accomplished wholly or partially by FDI depending upon the circumstances (e.g., work flow and timing demands) surrounding each request.

         Additional compensation payable by Saratoga to FDI for the provision of extraordinary services is either (i) a flat fee to be negotiated after the scope of the project has been accurately and completely defined; or (ii) a fee for a particular project based on an hourly rate of between $125 and $150 depending upon the complexity of the project. Only personnel with an Assistant Vice President title or higher with FDI would bill on an hourly basis.

         Extraordinary Legal Administrative Services may, depending upon the circumstances, include the following:

(a)      Shareholder Meetings
     o        Draft Proxies
     o        Organize, attend and keep minutes
     o        Work with the Transfer Agent on solicitations and vote tabulation
     o        Provide legal presence at meetings

(b)      Draft Proxy/Solicitation Documents on Form N-14 (Fund Mergers).

(c) An annual post-effective amendment that involves major prospectus revisions or the addition of new investment portfolios or classes.

(d) Board meeting materials for significant corporate restructuring or other major changes as well as more than four board meetings during a twelve month period.

(e) More than one Post-Effective Amendment in any twelve month period.

(f) Advice regarding conversion of pooled funds and certain other bank specific advice.

(g) Monitor and participate in the preparation of no-action requests and application documents for exemptive orders.

                      C. Financial Administration Services

1.  Financial Administration/Compliance

(a) Provide the appropriate complement of Assistant Treasurers to assume certain specified responsibilities (these functions will be based upon the day to day work completed by knowledgeable staff assembled by Saratoga including the fund accountant).

(b) Prepare and file, with assistance from the agents of the Trust: (i), unaudited financial statements and schedules of investments as required for annual and semi-annual reports; (ii) EDGAR on-line filings related to annual and semi-annual reports; (iii) EDGAR on-line filings related to Form N-SAR; and (iv) EDGAR on-line filings related to Form 24F-2

(c)  Calculate  with  assistance  from  the  agents  of  the  Trust,   Portfolio
performance and Saratoga's asset allocation models' performance, and report to outside services as directed by Trust management.

(d) Prepare, with assistance from the agents of the Trust, mutually agreed upon financial materials for review by the Board of Trustees such as: distribution summaries, deviations of mark-to-market valuation and amortized cost monitoring for the money market funds.

(e) Monitor, with assistance from the agents of the Trust, compliance with the following: each Portfolio's investment limitations and restrictions (e.g., issuer or industry diversification, etc.) listed in the current Prospectus and Statement of Additional Information; each Portfolio's requirements under Section 851 of the Internal Revenue Code for qualification as a regulated investment company (e.g., 90% income, diversification tests); approved issuers' listings for repurchase agreements, Rule 17a-7 and Rule 12d-3 reporting.

(f) Perform, with assistance from and based upon trial balances and portfolio holdings supplied by the agents of the Trust, the following additional compliance services: monthly tax qualification testing, including gross income tests, and 25% and 50% asset diversification tests; 1940 Act testing, including diversification, illiquid securities and investments in other investment companies; consultation and advising to remedy compliance issues.

(g) Provide, with assistance from the agents of the Trust, all the necessary tax compliance duties and services, including but not limited to: 90% minimum distribution test; 50% assets test for tax-exempt funds; 50% asset test for foreign tax credit pass through; identification of "private activity" tax exempt; identification of passive foreign investment companies; and identification of foreign currency transactions.

(h) Calculate, with assistance from the agents of the Trust, Portfolio expense projections, revising accruals as needed. Review, on a monthly basis, expenses based on actual charges annualized and accrued daily, including expenses based on a percentage of the Portfolio's average daily net assets (advisory and administrative fees).

(i) Calculate, with assistance from the agents of the Trust, the monthly management and advisory fees for each Portfolio, such calculation to be approved for payment by an officer of the Trust.

(j) Review and monitor, with assistance from the agents of the Trust, mark-to-market comparisons and Rule 2a-7 requirements for money market funds.

(k) Provide mutual fund industry fee and performance information, as needed for Board materials and the annual report management discussion and analysis, from its own resources to the extent available or otherwise from resources acceptable to the Trust provided that any charges associated with information provided by third parties shall be paid by the Trust.

(l) Assist (along with the fund accountant) the Trust's adviser in valuing securities which are not readily salable.

(m) Assist with and coordinate, with assistance from the agents of the Trust, communications and data collections with regard to any regulatory examinations or investigations, and yearly audits by independent accountants and be involved with the planning and conducting of audits and examinations.

2.  CDSC Financing Arrangement

(a)    Recording on a Portfolio-by-Portfolio basis of all receivables purchased.

(b) Calculating and accounting for, on a Portfolio-by-Portfolio basis, all collections related to the purchased receivables, including contingent deferred sales charges and Rule 12b-1 fees.

(c)  Maintenance  of  required   records   directly  related  to  the  purchased
receivables and the ensuing collections, including furnishing upon request any documents as needed by the seller or purchaser.

(d)  Provide  a  detailed  monthly  report  summarizing   receivables  activity,
including calculations of fees and interest as required by the program documents.

(e) Perform and monitor compliance testing as required by the program documents, providing additional monthly reports to document compliance requirements.

(f) Provide control point between the purchaser, seller and service provider(s).

(g) Report receivable activity to the Board of Trustees.

(h)      Respond to inquiries of the purchaser and seller.

(i) Participate in the communication among the purchaser, seller, service provider(s), and outside auditors as needed, in connection with the review of purchased receivables activity.

(j) Document procedures as identified and developed with all interested parties, including auditors, associated with the purchased receivables process.

                                  EXHIBIT B

                Services Provided by Saratoga Capital Management

(a) Complete or cause the Trust's other service providers to complete the August 31, 1999 year-end audit process, including but not limited to, the preparation and timely filing of all tax related documents and financial statements.

(b) Cause the Trust's other service providers to provide all spreadsheets and procedures currently in place relating to the Trust's treasury/financial administration, with historical copy and formulas intact, to FDI as soon as practicable after the effectiveness of this Agreement.

(c) Cause the Trust's other service providers to furnish any and all information to and assist FDI in taking any other actions that may be reasonably necessary in connection with FDI providing those services listed in Exhibit A.

(d) Cause the Trust's transfer agent to provide sales of the Shares to FDI or Clear Sky to assure compliance with applicable state securities and Blue Sky laws.

(e) Cause the Trust's transfer agent to give necessary information for the preparation of quarterly reports in a form satisfactory to FDI regarding Rule 12b-1 fees, front-end sales loads, back-end sales loads, if applicable, and other data regarding sales and sales loads as required by the 1940 Act or as requested by the Board of Trustees of the Trust.

(f) Cause the Trust's transfer agent to provide FDI with all necessary information, including all historical information, so that FDI can calculate the maximum sales charges payable by the Portfolios pursuant to the NASD's Conduct Rules and the actual sales charges paid by the Portfolios, if applicable; and cause the Trust's transfer agent to provide such information in a form satisfactory to FDI no less often than monthly for every Portfolio and on a daily basis for any Portfolio where FDI determines that the remaining limit is approaching zero, if applicable.

(g) Submit all sales literature and advertisements to FDI for legal/compliance review in advance of use, and incorporate such changes as FDI may reasonably request therein. FDI will file such materials and obtain such approvals for their use as may be required by the SEC or NASD. For purposes of this Agreement "sales literature" and "advertisements" mean brochures, letters, electronic media, training materials and dealers' guides, materials for oral presentations and all other similar materials, whether transmitted directly to potential shareholders or published in print or audio-visual media, but does not include generic materials that do not mention the Portfolios or the Shares.

(h) Monitor the performance of the Registered Representatives with respect to compliance with the NASD's Conduct Rules, and in particular the NASD's interpretation of the applicability of Rule 3040 of the NASD's Conduct Rules to certain activities of persons registered as representatives with an NASD member and as an investment adviser with the SEC, and who conduct their advisory activities away from their NASD employer/member as described in the NASD's Special Notice to Members 94-44.

(i) Identify persons employed by Saratoga that will become Registered Representatives and assist FDI in ascertaining that such persons meet all requirements established for being a Registered Representative by the SEC, NASD and relevant state securities commissions.

(j) (i) Identify persons to enter into appropriate agreements with FDI for the solicitation of Portfolio Shares, such as securities dealers, financial institutions and other industry professionals such as investment advisers and estate planning firms (collectively referred to herein as "Selling Broker Dealers"); (ii) assist FDI in ascertaining that such persons meet any requirements established for Selling Broker-Dealers by law, the Trust or FDI;
(iii) request that FDI enter into selling agreements with each such Selling Broker-Dealer ("Selling Agreements") (Exhibit C), such request to be signed by a duly authorized officer or employee of Saratoga who shall be a person listed on Exhibit D until such time as Saratoga amends or supplements such list, and Saratoga will assist in the performance of the necessary due diligence to determine the qualification of the prospective Selling Broker-Dealer pursuant to clause (ii) above; (iv) submit such Selling Broker-Dealer request and all related due diligence materials that Saratoga may have to FDI; (v) assist FDI in coordinating the execution of Selling Agreements between FDI and the Selling Broker-Dealers; and (vi) use its best efforts to insure that no sales are executed or processed prior to obtaining an executed Selling Agreement from the Selling Broker-Dealer making the sale.

(k) Provide administrative support (e.g. telemarketing and fulfillment services) with regard to, and use its best efforts to monitor the performance of, the Selling Broker-Dealers in their solicitation and execution of sales of the Shares and all activities related thereto, including compliance with applicable law, the Selling Agreements, and the multi-class procedures.

(l) Use reasonable efforts to monitor the Selling Broker-Dealers in their resolution of as of trades with respect to Shares of the Portfolios in order to mitigate the risk of loss to FDI and the Portfolios from such as of trades.

(m) Report to FDI, to the extent that Saratoga is aware, any and all actions or inactions by any Selling Broker-Dealer that (i) fail to comply with the terms of any Selling Agreements, (ii) violate any applicable laws of any governmental authorities, including the NASD's Conduct Rules, or (iii) violate any other agreements or procedures with which such Selling Broker-Dealer is required to comply.

(n) (i) Provide the form of confirmation statement to be used for sale of the Shares to FDI and provide or cause to be provided to customers of the Selling Broker-Dealers and to the Selling Broker-Dealers such confirmations of all transactions in the Shares as may be required by the 1934 Act and the Selling Agreements, and (ii) use reasonable efforts to monitor the Trust's transfer agent in its preparation and mailing of such confirmations regarding the sales of the Shares and report to FDI any deficiencies of which Saratoga is aware in the transfer agent's performance of such activities.

(o) Report sales-related complaints to FDI and consult with FDI concerning the manner in which such complaints will be addressed.

(p) Provide FDI with copies of, or access to, any documents that FDI may reasonably request and will notify FDI as soon as possible of any matter materially affecting FDI's performance of its services under this Agreement.

                                     EXHIBIT C


                            FORM OF SELLING AGREEMENT

                                   EXHIBIT D

                       AUTHORIZED SARATOGA REPRESENTATIVES

         The following individuals are authorized to request the issuance of sales agreements to clients and/or potential clients of The Saratoga Advantage
Trust:

                              Bruce E. Ventimiglia
                                  Scott C. Kane

                                    EXHIBIT E
                  Selling Agents That Have Entered Into Selling
                     Agreements With Funds Distributor, Inc.



                             DISTRIBUTION AGREEMENT

         THIS AGREEMENT is made as of the 21st day of September, 1999 by and between The Saratoga Advantage Trust (the "Trust"), a Delaware business trust, on behalf of its series listed on Schedule A, attached hereto, together with all other series subsequently established and made subject to this Agreement in accordance with Section 4.3 below (each a "Portfolio," collectively the "Portfolios") and Funds Distributor, Inc., a Massachusetts corporation having a place of business at 60 State Street, Suite 1300, Boston, Massachusetts 02109 ("FDI").

         WHEREAS, the beneficial shares of the Trust are currently divided into a number of separate series of shares, or funds, each corresponding to a Portfolio, and many of which are also divided into multiple classes of shares. For purposes of this Agreement the term "Shares" shall mean the authorized shares of the relevant Portfolio, if any, and otherwise shall mean the Trust's authorized shares;

         WHEREAS, FDI is registered as a broker-dealer with the Securities and Exchange Commission (the "SEC") under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD");

         WHEREAS, Saratoga Capital Management ("Manager") is the registered investment adviser to the Portfolios pursuant to a Management Agreement between the Manager and the Trust;

         WHEREAS, the Board of Trustees of the Trust wish to engage FDI to act as the distributor for the Portfolios and FDI is willing to render such service on the terms and conditions set forth herein;

         NOW, THEREFORE, in consideration of the foregoing and the mutual promises set forth below, the parties agree as follows:

         1.      Services as Distributor

         1.1 FDI will act as agent for the distribution of Shares covered by, and in accordance with, the registration statement and prospectus then in effect under the Securities Act of 1933, as amended (the "1933 Act"), and will transmit promptly any orders received by FDI for purchase or redemption of Shares to the Transfer and Dividend Disbursing Agent for the Portfolio of which the Portfolio has notified FDI in writing.

         1.2 FDI agrees to use its best efforts to perform its duties hereunder in the solicitation of orders for the sale of Shares. It is contemplated that FDI may enter into sales or servicing agreements with securities dealers, financial institutions and other industry professionals, such as investment advisers, accountants and estate planning firms, at the direction of the Trust or its representatives and in so doing FDI will act only on its own behalf as principal.

         1.3 FDI shall act as distributor of Shares in compliance with all applicable laws, rules and regulations, including, without limitations, the Investment Company Act of 1940, as amended (the "1940 Act"), the 1933 Act, 1934 Act, the Rules of the NASD, the Trust's Agreement and Declaration of Trust and By-Laws. FDI represents and warrants that it is a broker-dealer registered with the SEC and that it is registered with the relevant securities regulatory agencies in all fifty states, the District of Columbia and Puerto Rico. FDI also represents and warrants that it is a member of the NASD.

         1.4 FDI shall file Trust advertisements, sales literature and other marketing and sales related materials with the appropriate regulatory agencies and shall obtain such approvals for their use as may be required by the SEC, the NASD and/or state securities administrators.

         1.5 Whenever in the judgment of the Trust or Manager such action is warranted by unusual market, economic or political conditions, or by abnormal circumstances of any kind deemed to render sales of the Trust's Shares not in the best interest of the Trust, the Manager may instruct FDI to decline to accept any orders for, or make any sales of, any Shares until such time as the Manager deems it advisable to accept such orders and to make such sales, provided that such instruction is consistent with and does not violate any applicable law or regulation. Notwithstanding the foregoing, however, FDI, after notification to the Trust, shall have the right to reject orders for the purchase of the Trust's Shares that, in its discretion, would be detrimental to the Trust or would violate any applicable law or regulation. FDI agrees to notify the Trust in advance and seek the Trust's approval to reject such order which FDI deems to be detrimental to the Trust, such approval not to be unreasonably withheld or delayed, provided that such notice, approval process, activity or timing is consistent with and does not violate any applicable law or regulation.

         1.6 The Trust agrees to pay all costs and expenses in connection with the registration of Shares under the 1933 Act and all expenses in connection with maintaining facilities for the issue and transfer of Shares and for supplying information, prices and other data to be furnished by the Trust hereunder, and all expenses in connection with the preparation and printing of the Trust's prospectuses and statements of additional information for regulatory purposes and for distribution to shareholders; provided however, that the Trust shall not pay any of the costs of advertising or promotion for the sale of Shares, except as authorized by a plan adopted pursuant to Rule 12b-1 under the 1940 Act. FDI shall also be entitled to compensation for FDI's services as provided in any Distribution Plan adopted as to any Portfolio and class of the Portfolio's Shares pursuant to Rule 12b-1.

         1.7 The Trust agrees to execute any and all documents and to furnish any and all information and otherwise to take all actions which may be reasonably necessary in the discretion of the Trust's officers in connection with the qualification of Shares for sale in such states as FDI may designate to the Trust and the Trust may approve, and the Trust agrees to pay all expenses which may be incurred in connection with such qualification. FDI shall pay all expenses connected with its own qualification as a dealer under state or Federal laws and, except as otherwise specifically provided in this Agreement, all other expenses incurred by FDI in connection with the sale of Shares as contemplated in this Agreement.

         1.8 The Trust shall furnish FDI from time to time, for use in connection with the sale of Shares, such information with respect to the Trust or any relevant Portfolio and the Shares as FDI may reasonably request, all of which shall be signed by one or more of the Trust's duly authorized officers; and the Trust warrants that the material statements contained in any such information, when so signed by the Trust's officers, shall be true and correct to the best of their knowledge. The Trust also shall furnish FDI upon request with: (a) semi-annual reports and annual audited reports of the Trust's books and accounts made by independent public accountants regularly retained by the Trust, (b) a monthly itemized list of the securities in the Trust's or, if applicable, each Portfolio's investment portfolio, (c) monthly balance sheets as soon as practicable after the end of each month, and (d) from time to time such additional information regarding the Trust's financial condition as FDI may reasonably request.

         1.9 The Trust represents to FDI that all registration statements and prospectuses filed by the Trust with the SEC under the 1933 Act and under the 1940 Act with respect to the Shares have been carefully prepared in conformity with the requirements of said Acts and rules and regulations of the SEC thereunder. As used in this Agreement the terms "registration statement" and "prospectus" shall mean any registration statement and prospectus, including the statement of additional information incorporated by reference therein, filed with the SEC and any amendments and supplements thereto which at any time shall have been filed with said Commission. The Trust represents and warrants to FDI that any registration statement and prospectus, when such registration statement becomes effective, will contain all material statements required to be stated therein in conformity with said Acts and the rules and regulations of said Commission; that to the best of the Trust's knowledge all material statements of fact contained in any such registration statement and prospectus will be true and correct when such registration statement becomes effective; and that neither any registration statement nor any prospectus when such registration statement becomes effective will include an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Trust may, but shall not be obligated to, propose from time to time such amendment or amendments to any registration statement and such supplement or supplements to any prospectus as, in the light of future developments, may, in the opinion of the Trust's counsel, be necessary or advisable. If the Trust shall not propose such amendment or amendments and/or supplement or supplements within fifteen days after receipt by the Trust of a reasonable written request from FDI to do so, FDI may, at its option, terminate this Agreement or decline to make offers of the Trust's securities until such amendments are made. The Trust shall not file any amendment to any registration statement or supplement to any prospectus without giving FDI reasonable notice thereof in advance; provided, however, that nothing contained in this Agreement shall in any way limit the Trust's right to file at any time such amendments to any registration statement and/or supplements to any prospectus, of whatever character, as the Trust may deem advisable, such right being in all respects absolute and unconditional.

         1.10 The Trust authorizes FDI and any dealers with whom FDI has entered into dealer agreements to use any prospectus in the form furnished by the Trust in connection with the sale of Shares. The Trust agrees to indemnify, defend and hold FDI, its several officers and directors, and any person who controls FDI within the meaning of Section 15 of the 1933 Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which FDI, its officers and directors, or any such controlling persons, may incur under the 1933 Act, the 1940 Act, or common law or otherwise, arising out of or on the basis of any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any registration statement or any prospectus or any statement of additional information, or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated in any registration statement, any prospectus or any statement of additional information or necessary to make the statements in any of them not misleading, except that the Trust's agreement to indemnify FDI, its officers or directors, and any such controlling person will not be deemed to cover any such claim, demand, liability or expense to the extent that it arises out of or is based upon any such untrue statement, alleged untrue statement, omission or alleged omission made in any registration statement, any prospectus or any statement of additional information in reliance upon information furnished by FDI, its officers, directors or any such controlling person to the Trust or its representatives for use in the preparation thereof, and except that the Trust's agreement to indemnify FDI and the Trust's representations and warranties set out in paragraph 1.9 of this Agreement will not be deemed to cover any liability to the Trust or its shareholders to which FDI would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement ("Disqualifying Conduct"). The Trust's agreement to indemnify FDI, its officers and directors, and any such controlling person, as aforesaid, is expressly conditioned upon the Trust's being notified of any action brought against FDI, its officers or directors, or any such controlling person, such notification to be given by letter, by facsimile or by telegram addressed to the Trust at its address set forth on Schedule A, attached hereto, within a reasonable period of time after the summons or other first legal process shall have been served. The failure to so notify the Trust of any such action shall not relieve the Trust from any liability which the Trust may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of the Trust's indemnity agreement contained in this paragraph 1.10. The Trust shall have the right to control the defense of any suit brought to enforce any such claim, demand or liability, but, in such case, such defense shall be conducted by counsel of good standing chosen by the Trust and approved by FDI which approval shall not be unreasonably withheld or delayed. In the event the Trust elects to assume the defense of any such suit and retain counsel of good standing approved by FDI, the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case the Trust does not elect to assume the defense of any such suit, the Trust will reimburse FDI, its officers and directors, or the controlling person or persons named as defendant or defendants in such suit, for the reasonable fees and expenses of any counsel approved by the Trust, such approval not to be unreasonably withheld or delayed, and retained by FDI or them. The Trust's indemnification agreement contained in this paragraph 1.10 and the Trust's representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of FDI, its officers and directors, or any controlling person, and shall survive the delivery of any Shares. This agreement of indemnity will inure exclusively to FDI's benefit, to the benefit of FDI's several officers and directors, and their respective estates, and to the benefit of any controlling persons and their successors. The Trust agrees promptly to notify FDI of the commencement of any litigation or proceedings against the Trust or any of its officers or Trustees in connection with the issue and sale of Shares.

         1.11 FDI agrees to indemnify, defend and hold the Trust, its several officers and Trustees, and any person who controls the Trust within the meaning of Section 15 of the 1933 Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which the Trust, its officers or Trustees, or any such controlling person, may incur under the 1933 Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Trust, its officers or Trustees, or such controlling person resulting from such claims or demands, (a) shall arise out of or be based upon any unauthorized sales literature, advertisements, information, statements or representations or any Disqualifying Conduct in connection with the offering and sale of any Shares, or (b) shall arise out of or be based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by FDI to the Trust specifically for use in the Trust's registration statement and used in the answers to any of the items of the registration statement or in the corresponding statements made in the prospectus or statement of additional information, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by FDI to the Trust and required to be stated in such answers or necessary to make such information not misleading. FDI's agreement to indemnify the Trust, its officers and Trustees, and any such controlling person, as aforesaid, is expressly conditioned upon FDI being notified of any action brought against the Trust, its officers or Trustees, or any such controlling person, such notification to be given by letter, by facsimile or by telegram addressed to FDI at its address set forth above within a reasonable period of time after the summons or other first legal process shall have been served. FDI shall have the right to control the defense of such action, with counsel of its own choosing, satisfactory to the Trust, if such action is based solely upon such alleged misstatement or omission on FDI's part, and in any other event the Trust, its officers or Trustees, or such controlling person shall each have the right to participate in the defense or preparation of the defense of any such action. The failure to so notify FDI of any such action shall not relieve FDI from any liability which FDI may have to the Trust, its officers or Trustees, or to such controlling person or to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of FDI's indemnity agreement contained in this paragraph 1.11. FDI's indemnification agreement contained in this paragraph 1.11 and FDI's representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Trust, its officers and Trustees, or any controlling person, and shall survive the delivery of any Shares. This agreement of indemnity will inure exclusively to the Trust's benefit, to the benefit of the Trust's officers and Trustees, and their respective estates, and to the benefit of any controlling persons and their successors. FDI agrees promptly to notify the Trust of the commencement of any litigation or proceedings against FDI or any of its officers or directors in connection with the issue and sale of Shares.

         1.12 No Shares shall be offered by either FDI or the Trust under any of the provisions of this Agreement and no orders for the purchase or sale of such Shares hereunder shall be accepted by the Trust if and so long as the effectiveness of the registration statement then in effect or any necessary amendments thereto shall be suspended under any of the provisions of the 1933 Act or if and so long as a current prospectus as required by Section 10 of said Act, as amended, is not on file with the SEC; provided, however, that nothing contained in this paragraph 1.12 shall in any way restrict or have an application to or bearing upon the Trust's obligation to repurchase any Shares from any shareholder in accordance with the provisions of the Trust's prospectus or charter documents.

         1.13 The Trust agrees to advise FDI immediately in writing:

                 (a)  of  any  request  by  the  SEC  for   amendments   to  the
         registration statement or prospectus then in effect or for additional information;

                 (b) in the event of the  issuance  by the SEC of any stop order suspending the effectiveness of the registration statement or prospectus then in effect or the initiation of any proceeding for that purpose;

                 (c) of the happening of any event which makes untrue any statement of a material fact made in the registration statement or prospectus then in effect or which requires the making of a change in such registration statement or prospectus in order to make the statements therein not misleading; and

                 (d) of all actions of the SEC with respect to any amendments to any registration statement or prospectus which may from time to time be filed with the SEC.

         2.      Offering Price

         Shares of any class of a Portfolio offered for sale by FDI shall be offered at a price per share (the "Offering Price") as set forth in the then-current prospectus. The Offering Price, if not an exact multiple of one cent, shall be adjusted to the nearest cent. In addition, Shares of any class of a Portfolio offered for sale by FDI may be subject to a contingent deferred sales charge as set forth in the Trust's then-current prospectus. FDI shall be entitled to receive any sales charge or contingent deferred sales charge in respect of the Shares. Any payments to dealers shall be governed by a separate agreement between FDI and such dealer, subject to the approval of the Manager, and the Trust's then-current prospectus.

         3.      Term

         This Agreement shall become effective with respect to the Trust as of the date hereof and will continue for an initial two-year term and will continue thereafter so long as such continuance is specifically approved at least annually (i) by the Trust's Board of Trustees or (ii) by a vote of a majority of the Shares of the Trust or the relevant Portfolio, as the case may be, provided that in either event its continuance also is approved by a majority of the Trustees who are not "interested persons" of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable with respect to the Trust, without penalty, on not less than sixty days' written notice by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Trust. This Agreement may be terminated at any time without penalty upon 120 days' written notice by FDI. This Agreement will automatically and immediately terminate in the event of its "assignment." (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested person" and "assignment" shall have the same meanings as such terms have in the 1940 Act). In the event that the succession of Saratoga Capital Management to a successor entity is deemed to be an assignment under the 1940 Act, the parties will enter into a separate distribution agreement on identical terms, subject to the approval of the Trust's Board of Trustees and by a majority of the Trustees who are not interested persons of any party to the Agreement. FDI agrees to notify the Trust immediately upon the event of its expulsion or suspension by the NASD. This Agreement will automatically and immediately terminate in the event of FDI's expulsion or suspension by the NASD.

         4.      Miscellaneous

         4.1 The Trust recognizes that, except to the extent otherwise agreed to by the parties hereto, FDI's directors, officers and employees may from time to time serve as directors, trustees, officers and employees of corporations and business trusts (including other investment companies), and that FDI or FDI's affiliates may enter into distribution or other agreements with other corporations and trusts.

         4.2 No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which an enforcement of the change, waiver, discharge or termination is sought.

         4.3 This Agreement and the Schedules forming a part hereof may be amended at any time by a writing signed by each of the parties hereto. In the event that the Board members of any additional funds indicate by vote that such funds are to be made parties to this Agreement, whether such funds were in existence at the time of the effective date of this Agreement or subsequently formed, Schedule A hereto shall be amended to reflect the addition of such new funds and such new funds shall thereafter become parties hereto. In the event that any of the Portfolios listed on Schedule A terminates its registration as a management investment company, or otherwise ceases operations, Schedule A shall be amended to reflect the deletion of such Portfolio and its various classes.

         4.4 This Agreement is executed by the Trustees of the Trust, not individually, but in their capacity as Trustees under the Declaration of Trust made April 4, 1994. None of the Shareholders, Trustees, officers, employees, or agents of the Trust shall be personally bound or liable under this Agreement, nor shall resort be had to their private property for the satisfaction of any obligation or claim hereunder but only to the property of the Trust and, if the obligation or claim relates to the property held by the Trust for the benefit of one or more but fewer than all Portfolios, then only to the property held for the benefit of the affected Portfolio.

         4.5 This Agreement shall be governed by the internal laws of The Commonwealth of Massachusetts without giving effect to principles of conflicts of laws.

         4.6 If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors.

         IN WITNESS WHEREOF, the parties have executed this Agreement by a duly authorized representative of the parties hereto.


          THE SARATOGA ADVANTAGE TRUST

          By:  /s/ Bruce E. Ventimiglia


          Name:  Bruce E. Ventimiglia


          Title:  Chairman, President and CEO


           FUNDS DISTRIBUTOR, INC.


           By:  /s/ Donald R. Roberson


           Name:  Donald R. Roberson


           Title:  Executive Vice President

                                   SCHEDULE A


                                   PORTFOLIOS



                          THE SARATOGA ADVANTAGE TRUST
                              1501 Franklin Avenue
                          Mineola, New York 11501-4803



                     U.S. Government Money Market Portfolio
                        Investment Quality Bond Portfolio
                            Municipal Bond Portfolio
                      Large Capitalization Value Portfolio
                      Large Capitalization Growth Portfolio
                         Small Capitalization Portfolio
                         International Equity Portfolio





                            FORM OF SELLING AGREEMENT

                          THE SARATOGA ADVANTAGE TRUST


FROM:

Company
Address1
Address2
City, State Zip

TO:

Funds Distributor, Inc.
60 State Street, Suite 1300
Boston, MA  02109

Gentlemen:
We (the "Dealer") desire to enter into an agreement with Funds Distributor, Inc. (the "Distributor") for the sale and distribution of the shares of the Saratoga Advantage Trust, an open-end investment company in series form (hereinafter referred to as the "Trust" and each series thereof as a "Portfolio") of which Funds Distributor, Inc. is the Distributor and whose shares are offered to the public at an offering price which will not include a sales charge (hereinafter referred to as the "Shares"). Upon acceptance of this Agreement by Distributor, Dealer understands that Dealer may offer and sell Shares subject, however, to all of the terms and conditions hereof and to Distributor's right, without notice, to suspend or terminate the sale of the Shares of any one or more of the Portfolios.

1. Dealer understands that the Shares will be offered and sold at the public offering price in effect in accordance with the terms of the then-current prospectus at the time the order for such Shares is confirmed and accepted by Distributor. All purchase requests and applications submitted by Dealer are subject to acceptance or rejection in Distributor's sole discretion, and, if accepted, each purchase will be deemed to have been consummated at the office of the Trust's shareholder servicing agent.

2. Dealer herein certifies that Dealer is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD") and agrees to maintain its membership in the NASD during the full force and effect of this Agreement. For as long as this Agreement is in full force and effect, Dealer agrees to abide by all of the rules and regulations of the Securities and Exchange Commission ("SEC") and the NASD which are binding upon underwriters and dealers in the distribution of the securities of open-end investment companies, including without limitation,
Section 2830 of the NASD Conduct Rules, all of which are incorporated herein as if set forth in full. Dealer agrees that it will not sell or offer for sale Shares in any state or jurisdiction where Shares have not been qualified for sale.

3. Dealer will offer and sell Shares of any Portfolio only in accordance with the terms and conditions of the Trust's then current Prospectus and Dealer will not make representations which are not included in said Prospectus or in any authorized supplemental material supplied by Distributor and/or the Trust or its agents. Dealer will use its best effort in the development and promotion of sales of Shares and agrees to be responsible for the proper instruction and training of all sales personnel employed by Dealer, in order that the Shares will be offered in accordance with the terms and conditions of this Agreement and all applicable laws, rules and regulations. Dealer agrees to hold Distributor harmless and indemnify Distributor in the event that Dealer, or any of Dealer's sales representatives, should violate any law, rule or regulation, or any provisions of this Agreement, which violation may result in Liability to Distributor, the Trust or any Portfolio. All expenses which Dealer may incur in connection with Dealer's activities under this Agreement shall be borne by Dealer.

4. Payments for purchases of Shares made by wire order from Dealer shall be made to Distributor's designated agent, and received by Distributor's designated agent, together with all necessary applications and other documents require to establish an account within three business days after the acceptance of Dealer's order or such shorter time as may be required by law. If such timely payment is not received by Distributor's designated agent, Dealer understands and agrees herein that Distributor reserves the right, without notice, forthwith to cancel the sale, or, at Distributor's option, to sell back to the Portfolio the Shares ordered by Dealer, in which latter case, Dealer will be held responsible for any loss, including loss of profit, suffered by Distributor or Distributor's designated agent, resulting from Dealer's failure to make the aforesaid payment. Where sales of Portfolio Shares are contingent upon the Portfolio's receipt of funds in payment therefore, Dealer will forward promptly to Distributor, or Distributor's designated agent, any purchase orders and/or payments received by Dealer from investors.

5. Dealer agrees to purchase Shares only from Distributor or from Dealer's customers. If Dealer purchases Shares from Distributor, Dealer agrees that all such purchases shall be made only to cover orders received by Dealer from Dealer's customers, or for Dealer's own bona fide investment. If Dealer purchases Shares from Dealer's customers, Dealer agrees to pay such customers not less than the applicable repurchase price as established by the then current applicable Prospectus.

6. Distributor's obligations to Dealer under this Agreement are subject to all the provisions of any distributorship agreement entered into between Distributor and the Trust. Dealer understands and agrees herein that in Dealer's performing of its services covered by this Agreement that Dealer is acting as a principal, and Distributor is in no way responsible for the manner of Dealer's performance or for any of Dealer's acts, employees or representatives as Distributor's agent, partner or employee, or the agent or employee of the Trust.
7.

Distributor,  its  affiliates,  and the Trust  shall not be liable for any loss, expenses,  damages,  costs or other claims arising out of any redemption or exchange pursuant to telephone instructions from any person, or Distributor's refusal to execute such instructions for any reason.

8. Dealer agrees to maintain records of all sales of Shares made through Dealer and to furnish Distributor with copies of each record on request.

9. From time to time during the term of this Agreement Distributor may make payments to Dealer pursuant to one or more of the distribution and/or service plans adopted by certain of the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act") in consideration of Dealer furnishing distribution and/or shareholder services hereunder with respect to each such Portfolio. Distributor has no obligation to make any such payments and Dealer hereby waives any such payments until Distributor receives monies therefor from the Portfolio. Any such payments made pursuant to this Section 9 shall be subject to the following terms and conditions:

     (a) Any such payments shall be in such amounts as Distributor may from time to time advise Dealer in writing but in any event not in excess of the amounts permitted by the plan in effect with respect to each particular Portfolio and will be based on the dollar amount of Portfolio Shares which are owned of record by Dealer as nominee for Dealer's customers or which are owned by those customers of Dealer whose records, as maintained by the Portfolios or their agents, designate Dealer as the customer's dealer of record. Any such payments shall be in addition to the selling concession, if any, allowed to Dealer pursuant to this Agreement. No such fee will be paid to Dealer with respect to Shares purchased by Dealer and redeemed by the Portfolios or by Distributor as agent within seven business days after the dates of confirmation of such purchase.

     (b) The provisions of this Section 9 relate to the plan adopted by a particular Portfolio pursuant to Rule 12b-1. In accordance with Rule 12b-1, any person authorized to direct the disposition of monies paid or payable by a Portfolio pursuant to this Section 9 shall provide the Portfolio's Board, and the Board shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

     (c) The provisions of this Section 9 applicable to each Portfolio shall remain in effect for not more than a year and thereafter for successive annual periods only so long as such continuance is specifically approved at least annually in conformity with Rule 12b-1 and the Act. The provisions of this Section 9 shall automatically terminate with respect to a particular plan, in the event such plan terminates or is not continued or in the event this Agreement terminates or ceases to remain in effect.
10.

Dealer may terminate this Agreement by notice in writing to  Distributor,  which termination shall become effective thirty days after the date of receipt by Distributor. Dealer agrees that Distributor has and reserves the right, in Distributor's sole discretion, without notice, to suspend sales of Shares of any of the Portfolios, or to withdraw entirely the offering of Shares of any of the Portfolios, or, in Distributor's sole discretion, to modify, amend or cancel this Agreement upon written notice to Dealer of such modification, amendment or cancellation, which shall be effective immediately on the date stated in such notice. Without limiting the foregoing, Distributor may terminate this Agreement for cause upon violation by Dealer of any of the provisions of this Agreement, said termination to become effective on the date of the mailing of the notice to Dealer of such termination. Without limiting the foregoing, any provision hereof to the contrary notwithstanding, Dealer's expulsion from the NASD will automatically terminate this Agreement without notice. Dealer's suspension from the NASD the appointment of a trustee for all or substantially all of Dealer's business assets, or violation of applicable State or Federal laws or rules or regulations of authorized regulatory agencies will terminate this Agreement effective upon the date of Distributor's mailing to Dealer of such termination. Distributor's failure to terminate for any cause shall not constitute a waiver of Distributor's right to terminate at a later date for any such cause. All notices hereunder shall be to the respective parties at the addresses listed herein, unless changed by written notice. Any dispute that may arise in connection with this Agreement shall be submitted to arbitration by the NASD, with the panel to be located in Boston, Massachusetts.

11. This Agreement shall become effective upon Distributor's execution of this Agreement, such date being the one appearing below. This Agreement and all the rights and obligations of the parties hereunder shall be governed by and construed under the laws of the Commonwealth of Massachusetts. This Agreement is not assignable by Dealer without the written permission of Distributor. The Trust may assign or transfer this Agreement to any successor firm or corporation which becomes Distributor or Sub-Distributor of the Trust.



                                         "Accepted"
Company                                  Funds Distributor, Inc.

By:    __________________________        By:  __________________________________
       (Authorized Signature)            Print Name:____________________________
                                         Date:

       --------------------------
       (Please Print Name)


Date:  __________________________



Item 27.  Principal Underwriters.

(a) Funds Distributor, Inc. ("Funds Distributor") acts as principal underwriter for the following investment companies.

                  American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
                  American Century Government Income Trust
                  American Century International Bond Funds
                  American Century Investment Trust
                  American Century Municipal Trust
                  American Century Mutual Funds, Inc.
                  American Century Premium Reserves, Inc.
                  American Century Quantitative Equity Funds
                  American Century Strategic Asset Allocations, Inc. American Century Target Maturities Trust
                  American Century Variable Portfolios, Inc.
                  American Century World Mutual Funds, Inc.
                  The Brinson Funds
                  CDC MPT+ Funds
                  Dresdner RCM Capital Funds, Inc.
                  Dresdner RCM Equity Funds, Inc.
                  Dresdner RCM Investment Funds Inc.
                  J.P. Morgan Institutional Funds
                  J.P. Morgan Funds
                  JPM Series Trust
                  JPM Series Trust II
                  LaSalle Partners Funds, Inc.
                  Kobrick Investment Trust
                  Merrimac Series
                  Monetta Fund, Inc.
                  Monetta Trust
                  The Montgomery Funds I
                  The Montgomery Funds II
                  The Munder Framlington Funds Trust
                  The Munder Funds Trust
                  The Munder Funds, Inc.
                  National Investors Cash Management Fund, Inc.
                  Nomura Pacific Basin Fund, Inc.
                  Orbitex Group of Funds
                  Saratoga Advantage Trust
                  SG Cowen Funds, Inc.
                  SG Cowen Income + Growth Fund, Inc.
                  SG Cowen Standby Reserve Fund, Inc.
                  SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
                  SG Cowen Series Funds, Inc.
                  SoGen Funds, Inc.
                  SoGen Variable Funds, Inc.
                  St. Clair Funds, Inc.
                  The Skyline Funds
                  TD Waterhouse Family of Funds, Inc.
                  TD Waterhouse Trust
                  WEBS Index Fund, Inc.

         Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

         (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.
                                                            Position and Offices
Position and Offices with Funds Distributor        Name               with Fund

Director, President and Chief Executive Officer    Marie E. Connolly     None
Executive Vice President                           George A. Rio         None
Executive Vice President                           Donald R. Roberson    None
Executive Vice President                           William S. Nichols    None
Senior Vice President, General Counsel, Chief      Margaret W. Chambers  None
    Compliance Officer, Secretary and Clerk
Director, Senior Vice President, Treasurer and     Joseph F. Tower, III  None
    Chief Financial Officer
Senior Vice President                              Paula R. David        None
Senior Vice President                              Gary S. MacDonald     None
Senior Vice President                              Judith K. Benson      None
Chairman and Director                              William J. Nutt       None

(c)      Not applicable.